                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/07

Item 1. Report to Shareholders

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Utility Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Utilities Index and the S&P 500(R) Index from 3/31/97 through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                VAN KAMPEN UTILITY FUND    S&P 500(R) UTILITIES INDEX       S&P 500(R) INDEX
                                                -----------------------    --------------------------       ----------------
3/97                                                      9427                       10000                        10000
                                                         10197                       10576                        11744
                                                         10769                       11055                        12624
                                                         12129                       12908                        12987
3/98                                                     13276                       13636                        14799
                                                         13070                       13780                        15288
                                                         13132                       14450                        13767
                                                         14312                       14823                        16698
3/99                                                     13295                       13418                        17530
                                                         15008                       14943                        18766
                                                         14487                       14195                        17594
                                                         16389                       13462                        20211
3/00                                                     18539                       14468                        20675
                                                         18243                       15308                        20126
                                                         20792                       20348                        19929
                                                         19770                       21160                        18369
3/01                                                     18272                       19630                        16192
                                                         17613                       18508                        17139
                                                         15289                       15189                        14624
                                                         15545                       14698                        16188
3/02                                                     15721                       15195                        16234
                                                         14087                       12623                        14059
                                                         11737                        9811                        11630
                                                         12656                       10289                        12612
3/03                                                     12120                        9967                        12215
                                                         13947                       12095                        14095
                                                         13836                       12035                        14468
                                                         14905                       12991                        16230
3/04                                                     15525                       13661                        16504
                                                         15429                       13485                        16788
                                                         16216                       14392                        16475
                                                         17905                       16146                        17996
3/05                                                     18389                       17021                        17609
                                                         19930                       18607                        17850
                                                         21666                       19959                        18493
                                                         20601                       18865                        18879
3/06                                                     20823                       18647                        19674
                                                         21561                       19708                        19390
                                                         22576                       20911                        20489
                                                         24634                       22824                        21861
3/07                                                     26925                       24945                        22001

                               A SHARES                B SHARES                C SHARES
                            since 07/28/93          since 07/28/93          since 08/13/93
---------------------------------------------------------------------------------------------
                                       W/MAX                   W/MAX                   W/MAX
                                       5.75%                   4.00%                   1.00%
AVERAGE ANNUAL           W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception            9.84%       9.37%       9.35%       9.35%       9.16%       9.16%

10-year                   11.06       10.41       10.39       10.39       10.23       10.23

5-year                    11.36       10.05       10.54       10.34       10.53       10.53

1-year                    29.30       21.89       28.40       24.40       28.34       27.34
---------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains.

The S&P 500(R) Utilities Index is a broad-based index, generally representative of the U.S. market for utility stocks. The S&P 500(R) Index is generally representative of the U.S. stock market. The indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

For the 12-month period ended March 31, 2007, utility issues produced strong performance both in absolute terms and relative to the broad market (as measured by the S&P 500(R) Index). At the beginning of the period, investors faced a softening housing market and ongoing interest rate increases by the Federal Open Market Committee (the "Fed"), which added to their concerns about rising inflation and the inevitable slowdown of the U.S. economy. These anxieties eased considerably in the latter half of the year as energy prices declined from their record highs, corporate earnings remained healthy and data seemed to indicate the possibility of a "soft landing" for the economy. In August, the Fed decided to pause its monetary tightening, and left the target federal funds rate at 5.25 percent for the remainder of the period. Although the inflation rate was still above the Fed's comfort zone, it remained within tolerable levels. In this environment, investors continued to favor utility stocks for their strong fundamentals, attractive yields and their defensive characteristics in volatile market conditions. During this period, utility issues were bolstered by ongoing industry consolidation and private equity buyouts, which contributed to record valuation levels.

Electric utilities had robust performance for the period due to strong profitability among the various unregulated nuclear fleets. Telecommunications services and natural gas companies also produced above-average total returns. Telecommunications services stocks rose as investors anticipated higher revenues and profitability resulting from consolidation synergies and stabilized pricing. Natural gas stocks continued to benefit from the historically high commodity prices. Moreover, natural gas companies with strategic reserves and exploration and production operations did very well over the period.

PERFORMANCE ANALYSIS

The fund returned 29.30 percent for the 12 months ended March 31, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the S&P 500(R) Utilities Index, returned 33.77 percent and the S&P 500(R) Index returned 11.83 percent for the period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

------------------------------------------------------------------------------------------
                                                       S&P 500(R)       S&P 500(R)
                      CLASS A   CLASS B   CLASS C   UTILITIES INDEX        INDEX

                      29.30%    28.40%    28.34%         33.77%           11.83%
------------------------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.
 2

The fund's underperformance relative to the S&P 500 Utilities Index for the 12-month period was due to a variety of factors. The primary cause was its relative underweight allocation to the electric utilities, where the fund's weighting of approximately 70 percent was well below the S&P 500 Utilities Index's weighting of over 90 percent. In addition, investment in various alternative energy companies detracted from relative returns for the first half of the period.

Among the more significant contributors to relative performance for the period were the fund's stock selections in natural gas companies with exploration and production operations, and in global telecommunications operators that provide services in Europe, Latin America and North America.

Given the attractive opportunities within the broad utility markets, at the close of the period the fund was fully invested, with a 67 percent allocation to utilities, a 14 percent allocation to telecommunications services, a 17 percent allocation in natural gas/energy, and a 2 percent allocation to cash. For the period, international securities accounted for 4 percent of the Fund's equity component, primarily within the telecommunications services segment. We note that the fund's holdings and allocations may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/07
FPL Group, Inc.                                                   3.6%
Exelon Corp.                                                      3.6
Entergy Corp.                                                     3.6
AT&T, Inc.                                                        3.3
Public Service Enterprise Group, Inc.                             3.3
Constellation Energy Group, Inc.                                  3.2
Dominion Resources, Inc.                                          3.2
FirstEnergy Corp.                                                 3.2
NRG Energy, Inc.                                                  3.0
TXU Corp.                                                         3.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Electric Utilities                                               34.5%
Multi-Utilities                                                  27.4
Independent Power Producers & Energy Traders                     13.4
Integrated Telecommunication Services                             8.9
Gas Utilities                                                     5.5
Wireless Telecommunication Services                               4.6
Oil & Gas Storage & Transportation                                3.2
                                                                -----
Total Long-Term Investments                                      97.5
Total Repurchase Agreements                                       2.4
                                                                -----
Total Investments                                                99.9
Assets in Excess of Other Liabilities                             0.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,192.62           $6.72
  Hypothetical...............................     1,000.00         1,018.80            6.19
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,188.15           10.86
  Hypothetical...............................     1,000.00         1,015.01           10.00
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,188.23           10.86
  Hypothetical...............................     1,000.00         1,015.01           10.00
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, 1.99%, and 1.99% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
COMMON STOCKS  97.5%
ELECTRIC UTILITIES  34.5%
Allegheny Energy, Inc. (a)..................................  107,000   $  5,257,980
American Electric Power Co., Inc. ..........................  133,455      6,505,931
DPL, Inc. ..................................................   75,000      2,331,750
Duke Energy Corp. ..........................................  255,200      5,178,008
Edison International, Inc. .................................  127,000      6,239,510
Entergy Corp. ..............................................   77,000      8,078,840
Exelon Corp. ...............................................  118,000      8,107,780
FirstEnergy Corp. ..........................................  106,872      7,079,201
FPL Group, Inc. ............................................  133,116      8,142,706
Pinnacle West Capital Corp. ................................   45,000      2,171,250
PPL Corp. ..................................................  163,842      6,701,138
Progress Energy, Inc. ......................................   90,000      4,539,600
Reliant Energy, Inc. (a)....................................   60,000      1,219,200
Southern Co. ...............................................  160,600      5,885,990
                                                                        ------------
                                                                          77,438,884
                                                                        ------------
GAS UTILITIES  5.5%
AGL Resources, Inc. ........................................  103,000      4,400,160
Equitable Resources, Inc. ..................................   60,000      2,899,200
New Jersey Resources Corp. .................................   45,000      2,252,250
Questar Corp. ..............................................   30,000      2,676,300
                                                                        ------------
                                                                          12,227,910
                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  13.4%
AES Corp. (a)...............................................  250,000      5,380,000
Constellation Energy Group, Inc. ...........................   81,700      7,103,815
Dynegy, Inc., Class A (a)...................................  145,000      1,342,700
Mirant Corp. (a)............................................   70,000      2,832,200
NRG Energy, Inc. (a)........................................   94,000      6,771,760
TXU Corp. ..................................................  105,000      6,730,500
                                                                        ------------
                                                                          30,160,975
                                                                        ------------
INTEGRATED TELECOMMUNICATION SERVICES  8.9%
AT&T, Inc. .................................................  188,710      7,440,835
Citizens Communications Co. ................................   70,000      1,046,500
Telefonica, SA--ADR (Spain).................................   35,000      2,306,217
Telefonos de Mexico, SA de CV--ADR (Mexico).................   95,000      3,173,000
Verizon Communications, Inc. ...............................  118,000      4,474,560
Windstream Corp. ...........................................  105,549      1,550,515
                                                                        ------------
                                                                          19,991,627
                                                                        ------------
MULTI-UTILITIES  27.4%
Ameren Corp. ...............................................   45,000      2,263,500
CenterPoint Energy, Inc. ...................................   75,000      1,345,500
CMS Energy Corp. ...........................................   95,000      1,691,000
Consolidated Edison, Inc. ..................................   73,600      3,758,016
Dominion Resources, Inc. ...................................   80,000      7,101,600
DTE Energy Co. .............................................   55,000      2,634,500
MDU Resources Group, Inc. ..................................  138,500      3,980,490
NiSource, Inc. .............................................   50,000      1,222,000

 8                                             See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

DESCRIPTION                                                   SHARES       VALUE
------------------------------------------------------------------------------------
MULTI-UTILITIES (CONTINUED)
NSTAR.......................................................   69,200   $  2,430,304
PG&E Corp. .................................................  138,000      6,661,260
PNM Resources, Inc. ........................................   68,600      2,215,780
Public Service Enterprise Group, Inc. ......................   88,000      7,307,520
SCANA Corp. ................................................   95,000      4,101,150
Sempra Energy...............................................   98,000      5,978,980
TECO Energy, Inc. ..........................................   50,000        860,500
Wisconsin Energy Corp. .....................................  105,000      5,094,600
Xcel Energy, Inc. ..........................................  110,000      2,715,900
                                                                        ------------
                                                                          61,362,600
                                                                        ------------
OIL & GAS STORAGE & TRANSPORTATION  3.2%
Spectra Energy Corp. .......................................   95,600      2,511,412
Williams Cos., Inc. ........................................  160,500      4,567,830
                                                                        ------------
                                                                           7,079,242
                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  4.6%
ALLTEL Corp. ...............................................   63,300      3,924,600
America Movil, SA de CV, Ser L--ADR (Mexico)................   34,000      1,624,860
Crown Castle International Corp. (a)........................   80,000      2,570,400
Rogers Communications, Inc., Class B (Canada)...............   70,000      2,293,200
                                                                        ------------
                                                                          10,413,060
                                                                        ------------

TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $149,331,124)................................................    218,674,298
                                                                        ------------

REPURCHASE AGREEMENTS  2.4%
Citigroup Global Markets, Inc. ($1,443,019 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $1,443,656).......      1,443,019
State Street Bank & Trust Co. ($4,036,981 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $4,038,707).......      4,036,981
                                                                        ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,480,000)..................................................      5,480,000
                                                                        ------------

TOTAL INVESTMENTS  99.9%
  (Cost $154,811,124)................................................    224,154,298
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%..........................        111,871
                                                                        ------------

NET ASSETS  100.0%...................................................   $224,266,169
                                                                        ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $154,811,124).......................  $224,154,298
Cash........................................................        69,943
Receivables:
  Fund Shares Sold..........................................       525,028
  Dividends.................................................       419,357
  Interest..................................................         1,575
Other.......................................................       152,386
                                                              ------------
    Total Assets............................................   225,322,587
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       362,751
  Distributor and Affiliates................................       144,038
  Investment Advisory Fee...................................       119,663
  Investments Purchased.....................................        61,134
Trustees' Deferred Compensation and Retirement Plans........       234,285
Accrued Expenses............................................       134,547
                                                              ------------
    Total Liabilities.......................................     1,056,418
                                                              ------------
NET ASSETS..................................................  $224,266,169
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $171,853,129
Net Unrealized Appreciation.................................    69,343,199
Accumulated Undistributed Net Investment Income.............      (162,663)
Accumulated Net Realized Loss...............................   (16,767,496)
                                                              ------------
NET ASSETS..................................................  $224,266,169
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $159,738,294 and 6,693,860 shares of
    beneficial interest issued and outstanding).............  $      23.86
    Maximum sales charge (5.75%* of offering price).........          1.46
                                                              ------------
    Maximum offering price to public........................  $      25.32
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $47,492,212 and 1,999,182 shares of
    beneficial interest issued and outstanding).............  $      23.76
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $17,035,663 and 717,234 shares of
    beneficial interest issued and outstanding).............  $      23.75
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 10                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $19,917).....  $ 5,357,914
Interest....................................................      160,568
                                                              -----------
    Total Income............................................    5,518,482
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,298,740
Distribution (12b-1) and Service Fees
    Class A.................................................      349,915
    Class B.................................................      443,289
    Class C.................................................      155,115
Transfer Agent Fees.........................................      395,696
Reports to Shareholders.....................................       79,996
Professional Fees...........................................       73,182
Accounting and Administrative Expenses......................       54,040
Registration Fees...........................................       51,952
Trustees' Fees and Related Expenses.........................       41,060
Custody.....................................................       23,989
Other.......................................................       19,952
                                                              -----------
    Total Expenses..........................................    2,986,926
    Less Credits Earned on Cash Balances....................        6,916
                                                              -----------
    Net Expenses............................................    2,980,010
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,538,472
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
    Investments.............................................  $20,597,002
    Foreign Currency Transactions...........................         (224)
                                                              -----------
Net Realized Gain...........................................   20,596,778
                                                              -----------
Unrealized Appreciation/Depreciation:
    Beginning of the Period.................................   40,697,379
                                                              -----------
    End of the Period:
      Investments...........................................   69,343,174
      Foreign Currency Translation..........................           25
                                                              -----------
                                                               69,343,199
                                                              -----------
Net Unrealized Appreciation During the Period...............   28,645,820
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $49,242,598
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $51,781,070
                                                              ===========

See Notes to Financial Statements                                             11

VAN KAMPEN UTILITY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2007   MARCH 31, 2006
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $  2,538,472     $  2,821,573
Net Realized Gain...........................................     20,596,778       20,950,184
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     28,645,820       (1,762,506)
                                                               ------------     ------------
Change in Net Assets from Operations........................     51,781,070       22,009,251
                                                               ------------     ------------

Distributions from Net Investment Income:
  Class A Shares............................................     (3,347,702)      (3,531,034)
  Class B Shares............................................       (813,573)        (996,573)
  Class C Shares............................................       (285,518)        (339,878)
                                                               ------------     ------------
Total Distributions.........................................     (4,446,793)      (4,867,485)
                                                               ------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     47,334,277       17,141,766
                                                               ------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     30,229,501       56,238,584
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      3,922,286        4,244,075
Cost of Shares Repurchased..................................    (46,535,737)     (55,037,465)
                                                               ------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........    (12,383,950)       5,445,194
                                                               ------------     ------------
TOTAL INCREASE IN NET ASSETS................................     34,950,327       22,586,960
NET ASSETS:
Beginning of the Period.....................................    189,315,842      166,728,882
                                                               ------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $(162,663) and $1,746,581,
  respectively).............................................   $224,266,169     $189,315,842
                                                               ============     ============

 12                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS A SHARES                               -----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $18.90    $17.15    $15.04    $12.12    $ 16.17
                                             ------    ------    ------    ------    -------
  Net Investment Income (a)................     .31       .33       .45       .48        .45
  Net Realized and Unrealized Gain/Loss....    5.15      1.94      2.27      2.89      (4.14)
                                             ------    ------    ------    ------    -------
Total from Investment Operations...........    5.46      2.27      2.72      3.37      (3.69)
Less Distributions from Net Investment
  Income...................................     .50       .52       .61       .45        .36
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $23.86    $18.90    $17.15    $15.04    $ 12.12
                                             ======    ======    ======    ======    =======

Total Return (b)...........................  29.30%    13.24%    18.45%    28.10%    -22.90%
Net Assets at End of the Period
  (In millions)............................  $159.7    $130.2    $109.5    $ 98.7    $  88.1
Ratio of Expenses to Average Net Assets....   1.27%     1.30%     1.31%     1.33%      1.33%
Ratio of Net Investment Income to Average
  Net Assets...............................   1.50%     1.74%     2.89%     3.44%      3.40%
Portfolio Turnover.........................     30%       46%       27%       27%        29%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             13

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS B SHARES                               -----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $18.85    $17.13    $15.03    $12.12    $ 16.10
                                             ------    ------    ------    ------    -------
  Net Investment Income (a)................     .15       .18       .33       .37        .35
  Net Realized and Unrealized Gain/Loss....    5.14      1.94      2.26      2.88      (4.11)
                                             ------    ------    ------    ------    -------
Total from Investment Operations...........    5.29      2.12      2.59      3.25      (3.76)
Less Distributions from Net Investment
  Income...................................     .38       .40       .49       .34        .22
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $23.76    $18.85    $17.13    $15.03    $ 12.12
                                             ======    ======    ======    ======    =======

Total Return (b)...........................  28.40%    12.39%    17.54%    27.05%    -23.41%
Net Assets at End of the Period
  (In millions)............................  $ 47.5    $ 44.2    $ 42.8    $ 42.6    $  38.0
Ratio of Expenses to Average Net Assets....   2.03%     2.06%     2.07%     2.09%      2.09%
Ratio of Net Investment Income to Average
  Net Assets...............................    .74%      .99%     2.13%     2.68%      2.64%
Portfolio Turnover.........................     30%       46%       27%       27%        29%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sale charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

VAN KAMPEN UTILITY FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS C SHARES                               -----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $18.85    $17.13    $15.02    $12.12    $ 16.10
                                             ------    ------    ------    ------    -------
  Net Investment Income (a)................     .15       .18       .33       .37        .35
  Net Realized and Unrealized Gain/Loss....    5.13      1.94      2.27      2.87      (4.11)
                                             ------    ------    ------    ------    -------
Total from Investment Operations...........    5.28      2.12      2.60      3.24      (3.76)
Less Distributions from Net Investment
  Income...................................     .38       .40       .49       .34        .22
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.........  $23.75    $18.85    $17.13    $15.02    $ 12.12
                                             ======    ======    ======    ======    =======

Total Return (b)...........................  28.34%    12.39%    17.61%    26.96%    -23.41%
Net Assets at End of the Period
  (In millions)............................  $ 17.0    $ 15.0    $ 14.4    $ 13.9    $  12.1
Ratio of Expenses to Average Net Assets....   2.03%     2.06%     2.07%     2.09%      2.09%
Ratio of Net Investment Income to Average
  Net Assets...............................    .74%      .99%     2.13%     2.68%      2.64%
Portfolio Turnover.........................     30%       46%       27%       27%        29%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Utility Fund (the "Fund") is organized as a series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide its shareholders with capital appreciation and current income. The Fund commenced investment operations on July 28, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights affecting a single class. As of March 31, 2007, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments and preferred stock are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Bond discount is accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares,

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $20,489,228. At March 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $16,560,926 which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$ 4,934,595.................................................    March 31, 2011
 11,626,331.................................................    March 31, 2012

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $155,017,694
                                                                ============
Gross tax unrealized appreciation...........................    $ 69,463,429
Gross tax unrealized depreciation...........................        (326,825)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 69,136,604
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

                                                                 2007          2006
Distributions paid from:
  Ordinary income...........................................  $4,446,793    $ 4,867,485
  Long-term capital gain....................................         -0-            -0-
                                                              ----------    -----------
                                                              $4,446,793    $ 4,867,485
                                                              ==========    ===========

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

    Permanent differences, primarily due to the Fund's investment in other regulated investment companies, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

ACCUMULATED UNDISTRIBUTED NET  ACCUMULATED NET REALIZED
      INVESTMENT INCOME                  LOSS            CAPITAL
           $(923)                        $923             $-0-

    As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $50,717

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $6,916 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .65%
Next $500 million...........................................       .60%
Over $1 billion.............................................       .55%

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $5,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $61,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $318,300 resenting transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $134,922 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $48,426.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $45,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $57,200. Sales charges do not represent expenses of the Fund.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2007 and 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                            MARCH 31, 2007                MARCH 31, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   1,042,845    $ 22,040,409     2,117,221    $ 39,506,358
  Class B...........................     302,273       6,294,759       625,949      11,569,705
  Class C...........................      91,456       1,894,333       277,846       5,162,521
                                      ----------    ------------    ----------    ------------
Total Sales.........................   1,436,574    $ 30,229,501     3,021,016    $ 56,238,584
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     143,829    $  2,994,948       163,929    $  3,122,929
  Class B...........................      34,621         716,555        46,042         875,647
  Class C...........................      10,154         210,783        12,911         245,499
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........     188,604    $  3,922,286       222,882    $  4,244,075
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,383,099)   $(28,831,904)   (1,778,244)   $(33,313,929)
  Class B...........................    (680,042)    (14,026,272)     (830,875)    (15,445,298)
  Class C...........................    (177,982)     (3,677,561)     (335,802)     (6,278,238)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (2,241,123)   $(46,535,737)   (2,944,921)   $(55,037,465)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees of approximately $4,700, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $59,205,077 and $75,039,521, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

VAN KAMPEN UTILITY FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $695,700 and $70,100 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN UTILITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Utility Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Utility Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Utility Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois

May 17, 2007

VAN KAMPEN UTILITY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2007. For corporate shareholders 100% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to maximum tax rate of 15%. The Fund intends to designate up to a maximum of $4,446,793 as taxed at maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 1993  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 1993  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1993  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN UTILITY FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN UTILITY FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Utility Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 184, 384, 584
                                                                  UTLFANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00902P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Mid Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell Midcap(R) Growth Index from 3/31/97 through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN MID CAP GROWTH FUND     RUSSELL MIDCAP(R) GROWTH INDEX
                                                               ------------------------------     ------------------------------
3/97                                                                        9428                              10000
                                                                           10883                              11472
                                                                           13118                              13077
                                                                           12113                              12718
3/98                                                                       14336                              14236
                                                                           15075                              14227
                                                                           11631                              11852
                                                                           14935                              14990
3/99                                                                       15405                              15502
                                                                           16224                              17117
                                                                           16224                              16260
                                                                           23757                              22678
3/00                                                                       29759                              27469
                                                                           27613                              25434
                                                                           30492                              26076
                                                                           23100                              20014
3/01                                                                       18167                              14993
                                                                           19476                              17420
                                                                           15618                              12577
                                                                           18562                              15981
3/02                                                                       18542                              15699
                                                                           16292                              12832
                                                                           13572                              10628
                                                                           13904                              11601
3/03                                                                       13591                              11599
                                                                           15440                              13775
                                                                           16047                              14761
                                                                           17730                              16556
3/04                                                                       18660                              17357
                                                                           19139                              17540
                                                                           18963                              16780
                                                                           21458                              19119
3/05                                                                       20910                              18800
                                                                           22075                              19445
                                                                           23944                              20719
                                                                           25237                              21432
3/06                                                                       27430                              23063
                                                                           26011                              21981
                                                                           25388                              22176
                                                                           27509                              23716
3/07                                                                       28250                              24655

                            A SHARES            B SHARES            C SHARES          I SHARES
                         since 12/27/95      since 12/27/95      since 12/27/95     since 8/12/05
-------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
                          W/O      5.75%      W/O      5.00%      W/O      1.00%         W/O
AVERAGE ANNUAL           SALES     SALES     SALES     SALES     SALES     SALES        SALES
TOTAL RETURNS           CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES      CHARGES

Since Inception         15.03%    14.42%    14.47%    14.47%    14.22%    14.22%       12.25%

10-year                 11.60     10.94     10.91     10.91     10.75     10.75           --

5-year                   8.79      7.50      7.96      7.74      7.98      7.98           --

1-year                   2.99     -2.92      2.18     -2.65      2.22      1.25         3.28
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The Russell Midcap(R) Growth Index is generally representative of mid-capitalization growth stocks. The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Growth Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. The Russell 1000(R) Index is an index of the largest 1,000 U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an Index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

Over the 12 months ended March 31, 2007, the U.S. equity markets advanced despite significant volatility. The markets were in positive territory at the beginning of the reporting period, but investors grappled with mounting pressures in the form of sustained high oil prices, rising interest rates, and evidence of a slowing housing market. These anxieties ignited a market sell-off following the Federal Open Market Committee's (the "Fed") 16(th) and 17(th) consecutive federal funds rate increases in May and June, respectively. Although many market sectors declined during this period, the energy sector profited as oil prices reached record levels in July. Lower-than-expected second quarter reported gross domestic product (GDP) growth data further indicated a decline in the economy. However, by August, the U.S. equity market rebounded following the Fed's decision to pause its monetary tightening. Oil prices began to recede around this time, which bolstered consumer retail spending during the third quarter and carried through the fourth quarter. Despite growing evidence of a softening of the housing market and moderating growth of the overall economy, the market overall continued to progress at a steady pace through the end of the year.

The equity market stayed in positive territory through January and most of February as merger and acquisition (M&A) activity continued to be strong, stock buybacks and dividend increases sustained positive sentiment for stocks, corporate earnings reports were still met or exceeded expectations and company balance sheets remained healthy. However, this upward momentum was abruptly halted on February 27(th) when a market sell-off in China occurred following news of tightening credit standards. This decline had a negative impact across the global markets, including in the U.S. Around this time, unexpected comments regarding the possibility of a U.S. recession made by former Fed Chairman Alan Greenspan and reported difficulties in the U.S. sub-prime mortgage markets further eroded investor sentiment. In March, the markets began to regain some lost ground, but remained below their previous highs at the end of the period.

For the 12-month period, value stocks outperformed their growth counterparts, and large capitalization securities led mid-capitalization (in which the fund invests) and small capitalization securities.

PERFORMANCE ANALYSIS

The fund returned 2.99 percent for the 12 months ended March 31, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell Midcap(R) Growth Index, returned 6.90 percent for the period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

---------------------------------------------------------------------
                                              RUSSELL MIDCAP(R)
      CLASS A   CLASS B   CLASS C   CLASS I     GROWTH INDEX

       2.99%     2.18%     2.22%     3.28%          6.90%
---------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

For the 12-month period ended March 31, 2007, the Van Kampen Mid Cap Growth Fund underperformed the Russell Midcap Growth Index.

The fund's underperformance relative to the Russell Midcap Growth Index was driven in large part by exposures in the financial services, consumer discretionary and materials and processing sectors. Within the financial services sector, underweight allocations and security selection in both the investment management and miscellaneous financials industries detracted from performance. Additionally, the fund's avoidance of strongly performing real estate investment trusts (REITs) further diminished returns. In the consumer discretionary sector, stock selection within the commercial services and casinos and gambling segments hurt relative performance, as did a missed opportunity in cable television services. These decisions offset the benefits provided by a large sector overweight and the fund's investment in broadcasters and hotel/motel companies. An avoidance of metal fabricating stocks in the materials and processing sector was also disadvantageous to relative performance, as was the fund's underweight position in the sector. The fund's underweighting in steel companies further hindered its returns, as did stock selection in crude oil producers.

Despite these detractors from relative performance, there were several sectors that contributed positively to the fund's overall returns. Among these was the technology sector, where investment in semiconductors and computer services software companies had a favorable impact on performance, along with an avoidance of computer technology firms. Furthermore, a relative underweight allocation also helped. Security selection within the multi-industry sector (which includes conglomerates) added to relative returns. Finally, the fund's holding of tobacco companies in the consumer staples sector bolstered performance.

For the year, the consumer discretionary sector represented the largest sector weight and overweight in the fund, followed by the health care and financial services sectors. The health care and financial services sectors were underweight relative to the Russell Midcap Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/07
Ultra Petroleum Corp.                                             4.5%
Corporate Executive Board Co.                                     3.6
Grupo Televisa, SA--ADR                                           3.4
NII Holdings, Inc., Class B                                       3.3
C.H. Robinson Worldwide, Inc.                                     3.0
Amazon.com, Inc.                                                  3.0
Abercrombie & Fitch Co., Class A                                  3.0
Monster Worldwide, Inc.                                           2.9
Wynn Resorts, Ltd.                                                2.9
Dade Behring Holdings, Inc.                                       2.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Oil & Gas Exploration & Production                                7.2%
Air Freight & Logistics                                           5.4
Diversified Commercial & Professional Services                    5.4
Advertising                                                       5.3
Wireless Telecommunication Services                               5.3
Hotels, Resorts & Cruise Lines                                    4.1
Internet Retail                                                   4.1
Apparel Retail                                                    4.0
Internet Software & Services                                      3.7
Asset Management & Custody Banks                                  3.5
Broadcasting & Cable TV                                           3.4
Homebuilding                                                      2.9
Human Resource & Employment Services                              2.9
Casinos & Gaming                                                  2.9
Health Care Supplies                                              2.7
Education Services                                                2.6
Restaurants                                                       2.4
Biotechnology                                                     2.3
Data Processing & Outsourced Services                             2.3
Automotive Retail                                                 2.0
Environmental & Facilities Services                               2.0
Distributors                                                      2.0
Real Estate Management & Development                              1.7
Application Software                                              1.6
Multi-Sector Holdings                                             1.5
Construction Materials                                            1.4
Industrial Machinery                                              1.4
Thrifts & Mortgage Finance                                        1.4
Property & Casualty Insurance                                     1.4
Semiconductor Equipment                                           1.3
Steel                                                             1.2
Diversified Chemicals                                             1.1
Gas Utilities                                                     1.0
Specialized Consumer Services                                     1.0
Specialty Stores                                                  0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
(continued from previous page)
Insurance Brokers                                                 0.9%
Paper Products                                                    0.9
                                                                -----
Total Long-Term Investments                                      97.1
Total Repurchase Agreements                                       3.5
                                                                -----
Total Investments                                               100.6
Foreign Currency                                                  0.0*
Liabilities in Excess of Other Assets                            (0.6)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,112.76           $6.69
  Hypothetical...............................     1,000.00         1,018.60            6.39
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,108.50           10.67
  Hypothetical...............................     1,000.00         1,014.81           10.20
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,108.93           10.67
  Hypothetical...............................     1,000.00         1,014.81           10.20
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,114.49            5.38
  Hypothetical...............................     1,000.00         1,019.85            5.14
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.27%, 2.03%, 2.03% and 1.02% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 10

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  97.1%
ADVERTISING  5.3%
Aeroplan Income Fund (CAD) (Canada).........................  2,058,819    $   34,774,336
Focus Media Holding, Ltd.--ADR (Cayman Islands) (a).........    191,166        14,998,884
Lamar Advertising, Class A..................................    304,168        19,153,459
                                                                           --------------
                                                                               68,926,679
                                                                           --------------
AIR FREIGHT & LOGISTICS  5.4%
C.H. Robinson Worldwide, Inc. ..............................    820,665        39,186,754
Expeditors International of Washington, Inc. ...............    758,678        31,348,575
                                                                           --------------
                                                                               70,535,329
                                                                           --------------
APPAREL RETAIL  4.0%
Abercrombie & Fitch Co., Class A............................    509,005        38,521,498
Urban Outfitters, Inc. (a)..................................    498,804        13,223,294
                                                                           --------------
                                                                               51,744,792
                                                                           --------------
APPLICATION SOFTWARE  1.6%
Salesforce.com, Inc. (a)....................................    474,478        20,317,148
                                                                           --------------

ASSET MANAGEMENT & CUSTODY BANKS  3.5%
Calamos Asset Management, Inc., Class A.....................    815,584        18,203,835
Fortress Investment Group, LLC., Class A....................     55,619         1,595,153
Janus Capital Group, Inc. ..................................  1,232,036        25,761,873
                                                                           --------------
                                                                               45,560,861
                                                                           --------------
AUTOMOTIVE RETAIL  2.0%
AutoZone, Inc. (a)..........................................    203,300        26,050,862
                                                                           --------------

BIOTECHNOLOGY  2.3%
Techne Corp. (a)............................................    530,566        30,295,319
                                                                           --------------

BROADCASTING & CABLE TV  3.4%
Grupo Televisa, SA--ADR (Mexico)............................  1,482,159        44,168,338
                                                                           --------------

CASINOS & GAMING  2.9%
Wynn Resorts, Ltd. .........................................    395,073        37,476,625
                                                                           --------------

CONSTRUCTION MATERIALS  1.4%
Texas Industries, Inc. .....................................    249,591        18,851,608
                                                                           --------------

DATA PROCESSING & OUTSOURCED SERVICES  2.3%
Iron Mountain, Inc. (a).....................................  1,135,546        29,671,817
                                                                           --------------

DISTRIBUTORS  2.0%
Li & Fung, Ltd. (HKD) (Bermuda).............................  8,110,000        25,481,602
                                                                           --------------

DIVERSIFIED CHEMICALS  1.1%
Cabot Corp. ................................................    303,561        14,488,967
                                                                           --------------

See Notes to Financial Statements                                             11

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  5.4%
ChoicePoint, Inc. (a).......................................    620,015    $   23,207,162
Corporate Executive Board Co. ..............................    617,739        46,923,454
                                                                           --------------
                                                                               70,130,616
                                                                           --------------
EDUCATION SERVICES  2.6%
Apollo Group, Inc., Class A (a).............................    439,063        19,274,866
ITT Educational Services, Inc. (a)..........................    171,511        13,976,431
                                                                           --------------
                                                                               33,251,297
                                                                           --------------
ENVIRONMENTAL & FACILITIES SERVICES  2.0%
Stericycle, Inc. (a)........................................    317,478        25,874,457
                                                                           --------------

GAS UTILITIES  1.0%
Questar Corp. ..............................................    149,265        13,315,931
                                                                           --------------

HEALTH CARE SUPPLIES  2.7%
Dade Behring Holdings, Inc. ................................    809,894        35,513,852
                                                                           --------------

HOMEBUILDING  2.9%
Desarrolladora Homex, SA de CV--ADR (Mexico) (a)............    343,037        19,878,994
NVR, Inc. (a)...............................................     26,998        17,953,670
                                                                           --------------
                                                                               37,832,664
                                                                           --------------
HOTELS, RESORTS & CRUISE LINES  4.1%
Choice Hotels International, Inc. ..........................    368,091        13,041,464
Hilton Hotels Corp. ........................................    393,966        14,167,017
InterContinental Hotels Group PLC--ADR (United Kingdom).....  1,056,806        26,134,813
                                                                           --------------
                                                                               53,343,294
                                                                           --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  2.9%
Monster Worldwide, Inc. (a).................................    797,178        37,762,322
                                                                           --------------

INDUSTRIAL MACHINERY  1.4%
Pentair, Inc. ..............................................    604,877        18,847,967
                                                                           --------------

INSURANCE BROKERS  0.9%
Brown & Brown, Inc. ........................................    455,815        12,329,796
                                                                           --------------

INTERNET RETAIL  4.1%
Amazon.com, Inc. (a)........................................    984,685        39,180,616
Expedia, Inc. (a)...........................................    596,079        13,817,111
                                                                           --------------
                                                                               52,997,727
                                                                           --------------
INTERNET SOFTWARE & SERVICES  3.7%
Baidu.com, Inc.--ADR (Cayman Islands) (a)...................    148,149        14,303,786
Equinix, Inc. (a)...........................................    224,035        19,184,117
Tencent Holdings, Ltd. (HKD) (Cayman Islands)...............  4,593,000        14,989,633
                                                                           --------------
                                                                               48,477,536
                                                                           --------------
MULTI-SECTOR HOLDINGS  1.5%
Leucadia National Corp. ....................................    670,815        19,735,377
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION  7.2%
Southwestern Energy Co. (a).................................    850,007    $   34,833,287
Ultra Petroleum Corp. (Canada) (a)..........................  1,106,929        58,811,138
                                                                           --------------
                                                                               93,644,425
                                                                           --------------
PAPER PRODUCTS  0.9%
MeadWestvaco Corp. .........................................    395,398        12,194,074
                                                                           --------------

PROPERTY & CASUALTY INSURANCE  1.4%
Alleghany Corp. (a).........................................     49,703        18,568,876
                                                                           --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  1.7%
Forest City Enterprises, Inc., Class A......................    136,339         9,022,915
Saint Joe Co. ..............................................    240,986        12,605,978
                                                                           --------------
                                                                               21,628,893
                                                                           --------------
RESTAURANTS  2.4%
Wendy's International, Inc. ................................    991,972        31,048,724
                                                                           --------------

SEMICONDUCTOR EQUIPMENT  1.3%
Tessera Technologies, Inc. (a)..............................    411,765        16,363,541
                                                                           --------------

SPECIALIZED CONSUMER SERVICES  1.0%
Weight Watchers International, Inc. ........................    271,612        12,518,597
                                                                           --------------

SPECIALTY STORES  0.9%
PetSmart, Inc. .............................................    375,819        12,386,994
                                                                           --------------

STEEL  1.2%
Chaparral Steel Co. ........................................    275,231        16,010,187
                                                                           --------------

THRIFTS & MORTGAGE FINANCE  1.4%
People's Bank...............................................    421,642        18,720,905
                                                                           --------------

WIRELESS TELECOMMUNICATION SERVICES  5.3%
Crown Castle International Corp. (a)........................    775,869        24,928,671
NII Holdings, Inc., Class B (a).............................    586,834        43,531,346
                                                                           --------------
                                                                               68,460,017
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS  97.1%
  (Cost $1,081,899,465).................................................    1,264,528,016
                                                                           --------------

See Notes to Financial Statements                                             13

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

DESCRIPTION                                                                    VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  3.5%
Citigroup Global Markets, Inc. ($11,879,100 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $11,884,347).........   $   11,879,100
State Street Bank & Trust Co. ($33,232,900 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $33,247,107).........       33,232,900
                                                                           --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $45,112,000)....................................................       45,112,000
                                                                           --------------

TOTAL INVESTMENTS  100.6%
  (Cost $1,127,011,465).................................................    1,309,640,016
FOREIGN CURRENCY  0.0%
  (Cost $248,676).......................................................          253,156
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%)...........................       (8,052,147)
                                                                           --------------

NET ASSETS  100.0%......................................................   $1,301,841,025
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

CAD--Canadian Dollar

HKD--Hong Kong Dollar

 14                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $1,127,011,465).....................  $1,309,640,016
Foreign Currency (Cost $248,676)............................         253,156
Cash........................................................             605
Receivables:
  Fund Shares Sold..........................................       7,654,053
  Investments Sold..........................................         716,297
  Dividends.................................................         607,016
  Interest..................................................          12,969
Other.......................................................         144,072
                                                              --------------
    Total Assets............................................   1,319,028,184
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      12,341,841
  Fund Shares Repurchased...................................       2,697,608
  Distributor and Affiliates................................         875,552
  Investment Advisory Fee...................................         772,692
Trustees' Deferred Compensation and Retirement Plans........         229,332
Accrued Expenses............................................         270,134
                                                              --------------
    Total Liabilities.......................................      17,187,159
                                                              --------------
NET ASSETS..................................................  $1,301,841,025
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,121,703,236
Net Unrealized Appreciation.................................     182,633,356
Accumulated Net Realized Gain...............................       1,432,345
Accumulated Net Investment Loss.............................      (3,927,912)
                                                              --------------
NET ASSETS..................................................  $1,301,841,025
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,025,386,264 and 38,428,410 shares of
    beneficial interest issued and outstanding).............  $        26.68
    Maximum sales charge (5.75%* of offering price).........            1.63
                                                              --------------
    Maximum offering price to public........................  $        28.31
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $175,041,150 and 7,270,759 shares of
    beneficial interest issued and outstanding).............  $        24.07
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $91,173,626 and 3,786,927 shares of
    beneficial interest issued and outstanding).............  $        24.08
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $10,239,985 and 382,121 shares of
    beneficial interest issued and outstanding).............  $        26.80
                                                              ==============

*   On Sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $105,935)....  $ 10,029,889
Interest....................................................     1,694,819
                                                              ------------
    Total Income............................................    11,724,708
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     8,325,589
Distribution (12b-1) and Service Fees
  Class A...................................................     2,260,147
  Class B...................................................     1,738,830
  Class C...................................................       831,250
Transfer Agent Fees.........................................     2,691,823
Reports to Shareholders.....................................       233,706
Accounting and Administrative Expenses......................       165,059
Professional Fees...........................................       116,622
Registration Fees...........................................        88,005
Custody.....................................................        79,838
Trustees' Fees and Related Expenses.........................        58,013
Other.......................................................        46,614
                                                              ------------
    Total Expenses..........................................    16,635,496
    Less Credits Earned on Cash Balances....................        56,727
                                                              ------------
    Net Expenses............................................    16,578,769
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (4,854,061)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 88,802,542
  Foreign Currency Transactions.............................       (10,279)
                                                              ------------
Net Realized Gain...........................................    88,792,263
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   225,937,896
                                                              ------------
  End of the Period:
    Investments.............................................   182,628,551
    Foreign Currency Translation............................         4,805
                                                              ------------
                                                               182,633,356
                                                              ------------
Net Unrealized Depreciation During the Period...............   (43,304,540)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 45,487,723
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 40,633,662
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE           FOR THE
                                                            YEAR ENDED         YEAR ENDED
                                                          MARCH 31, 2007     MARCH 31, 2006
                                                          ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................  $   (4,854,061)    $   (4,934,433)
Net Realized Gain.......................................      88,792,263         81,747,977
Net Unrealized Appreciation/Depreciation During the
  Period................................................     (43,304,540)       128,695,790
                                                          --------------     --------------
Change in Net Assets from Operations....................      40,633,662        205,509,334
                                                          --------------     --------------

Distributions from Net Realized Gain:
  Class A Shares........................................     (48,337,012)       (16,667,398)
  Class B Shares........................................      (9,798,893)        (4,752,676)
  Class C Shares........................................      (4,830,616)        (1,809,761)
  Class I Shares........................................        (253,824)           (74,545)
                                                          --------------     --------------
Total Distributions.....................................     (63,220,345)       (23,304,380)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     (22,586,683)       182,204,954
                                                          --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................     530,572,479        452,243,684
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................      59,621,298         22,147,291
Cost of Shares Repurchased..............................    (308,976,896)      (224,767,897)
                                                          --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     281,216,881        249,623,078
                                                          --------------     --------------
TOTAL INCREASE IN NET ASSETS............................     258,630,198        431,828,032
NET ASSETS:
Beginning of the Period.................................   1,043,210,827        611,382,795
                                                          --------------     --------------
End of the Period (Including accumulated net investment
  loss of $3,927,912 and $170,404, respectively)........  $1,301,841,025     $1,043,210,827
                                                          ==============     ==============

See Notes to Financial Statements                                             17

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                             -------------------------------------------------
                                             2007       2006      2005      2004      2003
                                           -------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.................................  $  27.26    $21.37    $19.07    $13.89    $ 18.95
                                           --------    ------    ------    ------    -------
  Net Investment Loss (a)................      (.06)     (.11)     (.19)     (.18)      (.13)
  Net Realized and Unrealized
    Gain/Loss............................       .85      6.72      2.49      5.36      (4.93)
                                           --------    ------    ------    ------    -------
Total from Investment Operations.........       .79      6.61      2.30      5.18      (5.06)
Less Distributions from Net Realized
  Gain...................................      1.37       .72       -0-       -0-        -0-
                                           --------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.......  $  26.68    $27.26    $21.37    $19.07    $ 13.89
                                           ========    ======    ======    ======    =======

Total Return* (b)........................     2.99%    31.18%    12.06%    37.29%    -26.70%
Net Assets at End of the Period (In
  millions)..............................  $1,025.4    $784.6    $429.2    $260.2    $ 190.7
Ratio of Expenses to Average Net
  Assets*................................     1.26%     1.32%     1.40%     1.48%      1.54%
Ratio of Net Investment Loss to Average
  Net Assets*............................     (.25%)    (.44%)    (.93%)   (1.05%)     (.89%)
Portfolio Turnover.......................       61%       86%       96%      268%       180%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets..............................       N/A     1.32%     1.41%       N/A        N/A
   Ratio of Net Investment Loss to
     Average Net Assets..................       N/A     (.44%)    (.94%)      N/A        N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                              -----------------------------------------------
                                             2007      2006      2005      2004      2003
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $24.92    $19.73    $17.74    $13.02    $ 17.90
                                            ------    ------    ------    ------    -------
  Net Investment Loss (a).................    (.24)     (.27)     (.31)     (.29)      (.24)
  Net Realized and Unrealized Gain/Loss...     .76      6.18      2.30      5.01      (4.64)
                                            ------    ------    ------    ------    -------
Total from Investment Operations..........     .52      5.91      1.99      4.72      (4.88)
Less Distributions from Net Realized
  Gain....................................    1.37       .72       -0-       -0-        -0-
                                            ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD........  $24.07    $24.92    $19.73    $17.74    $ 13.02
                                            ======    ======    ======    ======    =======

Total Return* (b).........................   2.18%    30.22%    11.22%    36.25%    -27.26%
Net Assets at End of the Period (In
  millions)...............................  $175.0    $178.8    $137.3    $107.7    $  81.1
Ratio of Expenses to Average Net
  Assets*.................................   2.02%     2.08%     2.15%     2.24%      2.27%
Ratio of Net Investment Loss to Average
  Net Assets*.............................  (1.02%)   (1.24%)   (1.68%)   (1.81%)    (1.63%)
Portfolio Turnover........................     61%       86%       96%      268%       180%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................     N/A     2.08%     2.16%       N/A        N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................     N/A    (1.24%)   (1.69%)      N/A        N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                              -----------------------------------------------
                                             2007      2006      2005      2004      2003
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $24.92    $19.73    $17.74    $13.02    $ 17.89
                                            ------    ------    ------    ------    -------
  Net Investment Loss (a).................    (.24)     (.27)     (.31)     (.29)      (.23)
  Net Realized and Unrealized Gain/Loss...     .77      6.18      2.30      5.01      (4.64)
                                            ------    ------    ------    ------    -------
Total from Investment Operations..........     .53      5.91      1.99      4.72      (4.87)
Less Distributions from Net Realized
  Gain....................................    1.37       .72       -0-       -0-        -0-
                                            ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD........  $24.08    $24.92    $19.73    $17.74    $ 13.02
                                            ======    ======    ======    ======    =======

Total Return* (b).........................   2.22%    30.22%    11.22%    36.25%    -27.22%
Net Assets at End of the Period (In
  millions)...............................  $ 91.2    $ 77.0    $ 44.9    $ 28.2    $  21.5
Ratio of Expenses to Average Net
  Assets*.................................   2.02%     2.08%     2.15%     2.24%      2.29%
Ratio of Net Investment Loss to Average
  Net Assets*.............................  (1.01%)   (1.21%)   (1.68%)   (1.81%)    (1.62%)
Portfolio Turnover........................     61%       86%       96%      268%       180%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................     N/A     2.08%     2.16%       N/A        N/A
   Ratio of Net Investment Loss to Average
     Net Assets...........................     N/A    (1.21%)   (1.69%)      N/A        N/A

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            AUGUST 12, 2005
                                                               YEAR         (COMMENCEMENT OF
CLASS I SHARES                                                ENDED          OPERATIONS) TO
                                                          MARCH 31, 2007     MARCH 31, 2006
                                                          ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD................      $27.30             $24.01
                                                              ------             ------
  Net Investment Income/Loss (a)........................         .01               (.08)
  Net Realized and Unrealized Gain......................         .86               4.09
                                                              ------             ------
Total from Investment Operations........................         .87               4.01
Less Distributions from Net Realized Gain...............        1.37                .72
                                                              ------             ------
NET ASSET VALUE, END OF THE PERIOD......................      $26.80             $27.30
                                                              ======             ======

Total Return (b)........................................       3.28%             16.93%*
Net Assets at End of the Period (In millions)...........      $ 10.2             $  2.9
Ratio of Expenses to Average Net Assets.................       1.02%              1.07%
Ratio of Net Investment Income/Loss to Average Net
  Assets................................................        .05%              (.48%)
Portfolio Turnover......................................         61%                86%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

See Notes to Financial Statements                                             21

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Mid Cap Growth Fund (the "Fund") is organized as a diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on December 27, 1995. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $3,780,366. At March 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $50,088,879 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$30,554,521.................................................  March 31, 2010
 19,534,358.................................................  March 31, 2011

    All capital loss above will be limited due to Internal Revenue Code Section 382 due to a merger with another regulated investment company.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $1,131,533,127
                                                              ==============
Gross tax unrealized appreciation...........................  $  221,379,924
Gross tax unrealized depreciation...........................     (43,273,035)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  178,106,889
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

                                                                 2007           2006
Distributions paid from:
  Ordinary Income...........................................  $       -0-    $       -0-
  Long-term capital gain....................................   63,220,345     23,304,380
                                                              -----------    -----------
                                                              $63,220,345    $23,304,380
                                                              ===========    ===========

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

    Permanent differences, primarily due to net operating losses, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

       ACCUMULATED            ACCUMULATED
   NET INVESTMENT LOSS     NET REALIZED GAIN   CAPITAL
       $1,096,553             $(1,096,553)      $-0-

    As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income...............................  $18,454,253
Undistributed long-term capital gain........................   33,874,257

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $56,727 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market value of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from the changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $23,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $132,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $2,394,000 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $121,853 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of Van Kampen, totaling $19,924.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $926,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $235,600. Sales charges do not represent expenses of the Fund.

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2007 and 2006, transactions were as follows:

                                             FOR THE                         FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                          MARCH 31, 2007                 MARCH 31, 2006
                                   ----------------------------    ---------------------------
                                     SHARES           VALUE          SHARES          VALUE
Sales:
  Class A........................   17,160,950    $ 448,328,354    14,288,533    $ 355,698,485
  Class B........................    1,784,833       42,566,110     1,847,737       42,078,272
  Class C........................    1,312,947       31,309,612     1,286,633       29,596,844
  Class I........................      314,098        8,368,403     1,035,123       24,870,083
                                   -----------    -------------    ----------    -------------
Total Sales......................   20,572,828    $ 530,572,479    18,458,026    $ 452,243,684
                                   ===========    =============    ==========    =============
Dividend Reinvestment:
  Class A........................    1,767,441    $  46,377,554       630,952    $  16,026,131
  Class B........................      390,505        9,262,591       195,004        4,535,721
  Class C........................      162,468        3,855,288        64,966        1,510,894
  Class I........................        4,780          125,865         2,932           74,545
                                   -----------    -------------    ----------    -------------
Total Dividend Reinvestment......    2,325,194    $  59,621,298       893,854    $  22,147,291
                                   ===========    =============    ==========    =============
Repurchases:
  Class A........................   (9,278,030)   $(240,492,502)   (6,221,037)   $(149,216,831)
  Class B........................   (2,080,782)     (49,134,035)   (1,824,755)     (39,872,424)
  Class C........................     (776,980)     (18,288,175)     (537,385)     (11,914,306)
  Class I........................      (41,282)      (1,062,184)     (933,530)     (23,764,336)
                                   -----------    -------------    ----------    -------------
Total Repurchases................  (12,177,074)   $(308,976,896)   (9,516,707)   $(224,767,897)
                                   ===========    =============    ==========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees of approximately $8,700, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $913,423,501 and $699,268,292, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and

VAN KAMPEN MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $636,200 and $98,700 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN MID CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Mid Cap Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Mid Cap Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Mid Cap Growth Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN MID CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2007. The Fund designated and paid $63,220,345 as a long-term capital gain distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 1999  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN MID CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN MID CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Mid Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             86, 186, 286, 602
                                                                    GFANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00780P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Value Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000(R) Value Index from 6/30/99 (first month-end after inception) through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                              VAN KAMPEN SMALL CAP VALUE FUND      RUSSELL 2000(R) VALUE INDEX
                                                              -------------------------------      ---------------------------
6/99                                                                        9426                              10000
                                                                            8806                               9218
                                                                            8922                               9359
3/00                                                                        9032                               9717
                                                                            9289                               9906
                                                                           10097                              10634
                                                                           10961                              11495
3/01                                                                       11076                              11607
                                                                           12671                              12958
                                                                           11152                              11230
                                                                           12524                              13107
3/02                                                                       13520                              14363
                                                                           12984                              14059
                                                                           10381                              11065
                                                                           10752                              11610
3/03                                                                       10296                              11020
                                                                           12303                              13524
                                                                           13079                              14569
                                                                           14960                              16954
3/04                                                                       15784                              18127
                                                                           15638                              18280
                                                                           15745                              18308
                                                                           17514                              20725
3/05                                                                       17223                              19901
                                                                           18076                              20911
                                                                           18778                              21558
                                                                           18877                              21701
3/06                                                                       21034                              24632
                                                                           20481                              23966
                                                                           21150                              24577
                                                                           23640                              26796
3/07                                                                       24548                              27188

                             A SHARES             B SHARES             C SHARES          I SHARES
                          since 6/21/99        since 6/21/99        since 6/21/99      since 8/12/05
----------------------------------------------------------------------------------------------------
                                    W/MAX                W/MAX                W/MAX
                                    5.75%                5.00%                1.00%
AVERAGE ANNUAL          W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS            CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          13.58%     12.72%    12.71%     12.71%    12.73%     12.73%      18.25%

5-year                   12.67      11.35     11.81      11.62     11.82      11.82          --

1-year                   16.70      10.01     15.81      11.09     15.78      14.84       16.96
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index includes the 2,000 smallest companies in the Russell 3000(R) Index, which in turn consists of the 3,000 largest U.S. companies based on total market capitalization. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

Although the stock market began 2006 in positive territory, it gave back some of those gains mid-year. The Federal Open Market Committee (the "Fed") had been increasing the target federal funds rate since June 2004, and investors grew apprehensive about the Fed's ability to stave off inflation without dragging the economy into recession. By May the expected pause in interest rate tightening still had not materialized, and sharply rising commodity prices and an uptick in long-term interest rates reignited inflation concerns. As a result, May, June, and much of July were especially volatile for stocks, which faced downward pressure from recessionary fears, potentially rising inflation, declining retail sales, weakening housing data, spiking oil prices and geopolitical tensions in the Middle East.

In the third quarter, however, many of the uncertainties that had been overhanging the market began to ease, and investor sentiment became more positive. The Fed discontinued its rate increases for the remainder of 2006. Oil prices declined from their July record levels as the Israeli-Hezbollah conflict reached a peaceful accord and the U.S. hurricane season appeared to be relatively quiet. Gasoline prices also fell, providing some relief to consumers and buoying retail sales. Corporate earnings reports, on the whole, remained solid throughout 2006, and merger-and-acquisition and corporate restructuring activity continued at a very robust pace. Yet, evidence of a slowing economy persisted: housing trends continued to show weakness, and third quarter gross domestic product (GDP) growth came in below expectations. Nonetheless, in the final months of 2006, stabilizing economic data bolstered investor sentiment and the market advanced.

In the first two months of 2007, economic news was generally positive. Oil and raw material prices continued to fall. Corporate earnings reports generally met investors' expectations. The Fed again left the federal funds rate unchanged and in its official statement began to suggest a more upbeat view of the economy. However, on February 27th, the market encountered a dramatic decline, brought on by the combined effects of a major sell-off in China's equity market, former Fed Chairman Alan Greenspan's remark that the U.S. economy could enter a recession, and the headline-grabbing woes of the subprime mortgage market. The volatility spilled into March, but the market stabilized and turned upward by month's end. Economic data was mixed during the month, with the subprime fallout still commanding daily headlines and a slight retreat in consumer confidence. In addition, copper, oil, and gasoline prices moved higher. The Fed continued to cite inflation as a potential threat but did remove the tightening bias from their official statement, which some investors viewed as a sign that the Fed may cut interest rates in the future.

Nonetheless, for the 12 months overall the broad stock market performed well. Value stocks continued to outperform growth stocks by a significant margin. Market capitalization had only a modest influence on stock performance, as the large-and mid-cap segments produced nearly identical returns during the period, while small caps lagged somewhat. Consumer-related sectors represented two of the top three performing groups within the Russell 2000(R) Value Index, as falling gasoline prices and improving consumer confidence helped bolster the consumer staples and retail sectors. The basic resources sector was also among the best-performing areas. Within this sector, basic chemicals and containers showed strength due to declining oil prices, which lowered these companies' production costs and boosted profit margins. Ongoing demand for steel also contributed to strong performance in the basic resources sector. Conversely, the consumer durables, technology and financial services sectors had the smallest gains in the Russell 2000 Value Index, barely hovering in positive territory. The consumer durables sector was dampened by the deteriorating housing market, which hurt home builders as well as furnishing and appliances stocks. A number of factors contributed to the meager performance of the technology sector, including general concerns about the slowing economy, the options backdating scandal, a pricing war in the semiconductor industry, and weakness in the hardware industry. Finally, in the financial services sector, the well publicized deterioration of the subprime mortgage market was unfavorable for banks and credit and finance stocks.

PERFORMANCE ANALYSIS

Van Kampen Small Cap Value Fund outperformed the Russell 2000(R) Value Index for the 12 months ended March 31, 2007, assuming no deduction of applicable sales charges. The fund returned 16.70 percent (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 2000 Value Index, returned 10.38 percent for the period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

-------------------------------------------------------------------
                                              RUSSELL 2000(R)
      CLASS A   CLASS B   CLASS C   CLASS I     VALUE INDEX

      16.70%    15.81%    15.78%    16.96%       10.38%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the Russell 2000 Value Index, the fund performed well across a number of sectors, notably heavy industry/transportation, technology, and consumer services. A variety of holdings within the heavy industry/transportation sector, including machinery, business services, transportation, and miscellaneous industrials stocks, produced strong gains during the period. Stock selection in the technology sector added considerable value due to a large position in a telecommunications equipment stock and a position in a semiconductor stock that performed well despite widespread weakness within the semiconductor industry. In the consumer services sector, several publishing and broadcasting holdings were standouts during the period under review.

However, the fund did have a few areas of underperformance relative to the Russell 2000 Value Index. Stock selection in the energy sector, particularly within the exploration and production segment, detracted from performance. The telecommunication services sector was hampered by company-specific weakness in the fund's holdings as well as its lack of exposure to the telecommunications companies that garnered the lion's share of performance during the period. In the retail sector, the fund's exposure to specialty retail was a negative influence.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/07
Acco Brands Corp.                                                 3.8%
Belden CDT, Inc.                                                  3.4
MAXIMUS, Inc.                                                     2.8
DRS Technologies, Inc.                                            2.7
Electronics for Imaging, Inc.                                     2.0
Max Re Capital Ltd.                                               1.8
Apria Healthcare Group, Inc.                                      1.8
Tekelec                                                           1.7
Cenveo, Inc.                                                      1.7
United America Indemnity                                          1.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Electrical Components & Equipment                                 5.6%
Aerospace & Defense                                               5.4
Industrial Machinery                                              4.6
Property & Casualty Insurance                                     4.5
Diversified Commercial & Professional Services                    4.2
IT Consulting & Other Services                                    4.0
Restaurants                                                       3.8
Office Services & Supplies                                        3.8
Commercial Printing                                               3.0
Reinsurance                                                       2.9
Oil & Gas Equipment & Services                                    2.8
Apparel Retail                                                    2.7
Pharmaceuticals                                                   2.6
Regional Banks                                                    2.5
Life Sciences Tools & Services                                    2.2
Oil & Gas Exploration & Production                                2.1
Computer Storage & Peripherals                                    2.0
Communications Equipment                                          1.8
Health Care Services                                              1.8
Multi-Utilities                                                   1.8
Agricultural Products                                             1.6
Application Software                                              1.6
Broadcasting & Cable TV                                           1.6
Thrifts & Mortgage Finance                                        1.6
Electronic Equipment Manufacturers                                1.5
Data Processing & Outsourced Services                             1.5
Household Products                                                1.4
Diversified Chemicals                                             1.3
Specialty Chemicals                                               1.3
Life & Health Insurance                                           1.3
Mortgage REIT's                                                   1.2
Housewares & Specialties                                          1.0
Construction & Engineering                                        1.0
Gas Utilities                                                     1.0
Wireless Telecommunication Services                               1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
Air Freight & Logistics                                           1.0%
Technology Distributors                                           1.0
Automotive Retail                                                 0.9
Apparel, Accessories & Luxury Goods                               0.9
Metal & Glass Containers                                          0.9
Paper Packaging                                                   0.9
Trading Companies & Distributors                                  0.9
Semiconductors                                                    0.8
Airport Services                                                  0.8
Insurance Brokers                                                 0.8
Specialized REIT's                                                0.8
Building Products                                                 0.6
Health Care Supplies                                              0.2
                                                                -----
Total Long-Term Investments                                      94.5
Total Repurchase Agreements                                       6.9
                                                                -----
Total Investments                                               101.4
Liabilities in Excess of Other Assets                            -1.4
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,160.67          $ 6.79
  Hypothetical...............................     1,000.00         1,018.65            6.34
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,156.80           10.86
  Hypothetical...............................     1,000.00         1,014.86           10.15
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,155.84           10.86
  Hypothetical...............................     1,000.00         1,014.86           10.15
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,161.94            5.50
  Hypothetical...............................     1,000.00         1,019.85            5.14
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, 2.02%, 2.02% and 1.02% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  94.5%
AEROSPACE & DEFENSE 5.4%
AAR Corp. (a)...............................................      84,400    $  2,326,064
DRS Technologies, Inc. .....................................     187,500       9,781,875
Moog, Inc., Class A (a).....................................     114,900       4,785,585
MTC Technologies, Inc. (a)..................................     122,786       2,582,190
                                                                            ------------
                                                                              19,475,714
                                                                            ------------
AGRICULTURAL PRODUCTS  1.6%
Corn Products International, Inc. ..........................     157,900       5,619,661
                                                                            ------------

AIR FREIGHT & LOGISTICS  1.0%
Pacer International, Inc. ..................................     133,900       3,607,266
                                                                            ------------

AIRPORT SERVICES  0.8%
AerCap Holdings N.V. (Netherlands) (a)......................     102,900       2,995,419
                                                                            ------------

APPAREL, ACCESSORIES & LUXURY GOODS  0.9%
Maidenform Brands, Inc. (a).................................     144,390       3,331,077
                                                                            ------------

APPAREL RETAIL  2.7%
Stage Stores, Inc. .........................................     179,825       4,191,721
Tween Brands, Inc. (a)......................................     150,200       5,365,144
                                                                            ------------
                                                                               9,556,865
                                                                            ------------
APPLICATION SOFTWARE  1.6%
MSC Software Corp. (a)......................................     405,849       5,580,424
                                                                            ------------

AUTOMOTIVE RETAIL  0.9%
Lithia Motors, Inc., Class A................................     123,400       3,382,394
                                                                            ------------

BROADCASTING & CABLE TV  1.6%
Lin TV Corp., Class A (a)...................................      60,800         966,720
Sinclair Broadcast Group, Inc., Class A.....................     298,400       4,610,280
                                                                            ------------
                                                                               5,577,000
                                                                            ------------
BUILDING PRODUCTS  0.6%
Dayton Superior Corp. (a)...................................     205,200       2,121,768
                                                                            ------------

COMMERCIAL PRINTING  3.0%
Cenveo, Inc. (a)............................................     246,200       5,982,660
Consolidated Graphics, Inc. (a).............................      64,600       4,783,630
                                                                            ------------
                                                                              10,766,290
                                                                            ------------
COMMUNICATIONS EQUIPMENT  1.8%
ADTRAN, Inc. ...............................................      17,300         421,255
Tekelec (a).................................................     413,300       6,162,303
                                                                            ------------
                                                                               6,583,558
                                                                            ------------
COMPUTER STORAGE & PERIPHERALS  2.0%
Electronics for Imaging, Inc. (a)...........................     308,400       7,231,980
                                                                            ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING  1.0%
Stantec, Inc. (Canada) (a)..................................     137,400    $  3,752,394
                                                                            ------------

DATA PROCESSING & OUTSOURCED SERVICES  1.5%
Gevity HR, Inc. ............................................     158,700       3,132,738
Wright Express Corp. (a)....................................      68,300       2,071,539
                                                                            ------------
                                                                               5,204,277
                                                                            ------------
DIVERSIFIED CHEMICALS  1.3%
Hercules, Inc. (a)..........................................     240,838       4,705,975
                                                                            ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  4.2%
Brinks Co. .................................................      89,400       5,672,430
FTI Consulting, Inc. (a)....................................     135,900       4,564,881
Geo Group, Inc. (a).........................................     104,164       4,720,712
                                                                            ------------
                                                                              14,958,023
                                                                            ------------
ELECTRICAL COMPONENTS & EQUIPMENT  5.6%
Acuity Brands, Inc. ........................................      90,200       4,910,488
Belden CDT, Inc. ...........................................     228,200      12,229,238
General Cable Corp. (a).....................................      56,860       3,038,030
                                                                            ------------
                                                                              20,177,756
                                                                            ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.5%
Paxar Corp. (a).............................................     188,800       5,418,560
                                                                            ------------

GAS UTILITIES  1.0%
AGL Resources, Inc. ........................................      16,700         713,424
UGI Corp. ..................................................     112,000       2,991,520
                                                                            ------------
                                                                               3,704,944
                                                                            ------------
HEALTH CARE SERVICES  1.8%
Apria Healthcare Group, Inc. (a)............................     200,820       6,476,445
                                                                            ------------

HEALTH CARE SUPPLIES  0.2%
West Pharmaceutical Services, Inc. .........................      18,600         863,598
                                                                            ------------

HOUSEHOLD PRODUCTS  1.4%
Central Garden & Pet Co. (a)................................     190,400       2,812,208
Central Garden & Pet Co., Class A (a).......................     147,100       2,162,370
                                                                            ------------
                                                                               4,974,578
                                                                            ------------
HOUSEWARES & SPECIALTIES  1.0%
Jarden Corp. (a)............................................      98,000       3,753,400
                                                                            ------------

INDUSTRIAL MACHINERY  4.6%
Actuant Corp., Class A......................................      62,900       3,195,949
Albany International Corp., Class A.........................     129,700       4,661,418
CIRCOR International, Inc. .................................     124,663       4,450,469
Watts Water Technologies, Inc., Class A.....................     115,500       4,392,465
                                                                            ------------
                                                                              16,700,301
                                                                            ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
INSURANCE BROKERS  0.8%
National Financial Partners Corp. ..........................      62,300    $  2,922,493
                                                                            ------------

IT CONSULTING & OTHER SERVICES  4.0%
Gartner, Inc. (a)...........................................     173,600       4,157,720
MAXIMUS, Inc. ..............................................     292,260      10,077,125
                                                                            ------------
                                                                              14,234,845
                                                                            ------------
LIFE & HEALTH INSURANCE   1.3%
Conseco, Inc. (a)...........................................     261,800       4,529,140
                                                                            ------------

LIFE SCIENCES TOOLS & SERVICES  2.2%
Bio-Rad Laboratories, Inc., Class A (a).....................      75,110       5,245,682
PRA International (a).......................................     118,700       2,559,172
                                                                            ------------
                                                                               7,804,854
                                                                            ------------
METAL & GLASS CONTAINERS  0.9%
Silgan Holdings, Inc. ......................................      64,900       3,317,039
                                                                            ------------

MORTGAGE REIT'S  1.2%
Anthracite Capital, Inc. ...................................     362,300       4,347,600
                                                                            ------------

MULTI-UTILITIES  1.8%
Avista Corp. ...............................................     122,000       2,956,060
PNM Resources, Inc. ........................................     106,050       3,425,415
                                                                            ------------
                                                                               6,381,475
                                                                            ------------
OFFICE SERVICES & SUPPLIES  3.8%
Acco Brands Corp. (a).......................................     560,635      13,505,697
                                                                            ------------

OIL & GAS EQUIPMENT & SERVICES  2.8%
Superior Energy Services, Inc. (a)..........................     147,420       5,081,567
Universal Compression Holdings, Inc. (a)....................      73,570       4,979,218
                                                                            ------------
                                                                              10,060,785
                                                                            ------------
OIL & GAS EXPLORATION & PRODUCTION  2.1%
Denbury Resources, Inc. (a).................................     123,300       3,673,107
St. Mary Land & Exploration Co. ............................     109,040       3,999,587
                                                                            ------------
                                                                               7,672,694
                                                                            ------------
PAPER PACKAGING  0.9%
Rock-Tenn Co., Class A......................................      98,900       3,283,480
                                                                            ------------

PHARMACEUTICALS  2.6%
Perrigo Co. ................................................     256,655       4,532,527
Sciele Pharma, Inc. (a).....................................     203,100       4,809,408
                                                                            ------------
                                                                               9,341,935
                                                                            ------------
PROPERTY & CASUALTY INSURANCE   4.5%
Employers Holdings, Inc. (a)................................     159,800       3,199,196
NYMAGIC, Inc. ..............................................      62,900       2,569,465

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE (CONTINUED)
ProAssurance Corp. (a)......................................      85,399    $  4,368,159
United America Indemnity (Cayman Islands) (a)...............     253,247       5,875,330
                                                                            ------------
                                                                              16,012,150
                                                                            ------------
REGIONAL BANKS  2.5%
Alabama National Bank Corp. ................................      24,900       1,763,169
Greater Bay Bancorp.........................................      84,800       2,280,272
Integra Bank Corp. .........................................      87,480       1,949,929
MB Financial Corp. .........................................      86,350       3,109,464
                                                                            ------------
                                                                               9,102,834
                                                                            ------------
REINSURANCE  2.9%
Max Re Capital Ltd. (Bermuda)...............................     256,100       6,525,428
Platinum Underwriters Holdings Ltd. (Bermuda)...............     125,400       4,022,832
                                                                            ------------
                                                                              10,548,260
                                                                            ------------
RESTAURANTS  3.8%
AFC Enterprises, Inc. (a)...................................     291,300       5,840,565
Denny's Corp. (a)...........................................   1,009,900       4,948,510
Landry's Restaurants, Inc. .................................      92,900       2,749,840
                                                                            ------------
                                                                              13,538,915
                                                                            ------------
SEMICONDUCTORS  0.8%
Microsemi Corp. (a).........................................     146,000       3,038,260
                                                                            ------------

SPECIALIZED REIT'S  0.8%
LaSalle Hotel Properties....................................      61,600       2,855,776
                                                                            ------------

SPECIALTY CHEMICALS  1.3%
Cytec Industries, Inc. .....................................      83,600       4,701,664
                                                                            ------------

TECHNOLOGY DISTRIBUTORS  1.0%
Global Imaging Systems, Inc. (a)............................     178,700       3,484,650
                                                                            ------------

THRIFTS & MORTGAGE FINANCE  1.6%
First Niagara Financial Group, Inc. ........................     221,683       3,083,611
Provident New York Bancorp..................................     175,210       2,479,221
                                                                            ------------
                                                                               5,562,832
                                                                            ------------
TRADING COMPANIES & DISTRIBUTORS  0.9%
TAL International Group, Inc. ..............................     131,874       3,164,976
                                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES  1.0%
Cellcom Israel Ltd. (Israel) (a)............................     111,000       2,024,640
Syniverse Hldgs, Inc. (a)...................................     159,000       1,675,860
                                                                            ------------
                                                                               3,700,500
                                                                            ------------

TOTAL LONG-TERM INVESTMENTS  94.5%
  (Cost $241,941,120)....................................................    339,632,521

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

DESCRIPTION                                                                    VALUE
----------------------------------------------------------------------------------------
yREPURCHASE AGREEMENTS  6.9%
Citigroup Global Markets, Inc. ($6,493,585 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 5.30%, dated 03/30/07, to
  be sold on 04/02/07 at $6,496,453)........................                $  6,493,585
State Street Bank & Trust Co. ($18,166,415 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 5.13%, dated 03/30/07, to
  be sold on 04/02/07 at $18,174,181).......................                  18,166,415
                                                                            ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $24,660,000).....................................................     24,660,000
                                                                            ------------

TOTAL INVESTMENTS  101.4%
  (Cost $266,601,120)....................................................    364,292,521

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.4%)............................     (4,923,358)
                                                                            ------------

NET ASSETS  100.0%.......................................................   $359,369,163
                                                                            ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $266,601,120).......................  $364,292,521
Cash........................................................           777
Receivables:
  Fund Shares Sold..........................................       991,598
  Dividends.................................................       261,342
  Interest..................................................         7,090
Other.......................................................        56,955
                                                              ------------
    Total Assets............................................   365,610,283
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     4,475,223
  Fund Shares Repurchased...................................       934,197
  Distributor and Affiliates................................       280,829
  Investment Advisory Fee...................................       197,955
Trustees' Deferred Compensation and Retirement Plans........       122,188
Accrued Expenses............................................       230,728
                                                              ------------
    Total Liabilities.......................................     6,241,120
                                                              ------------
NET ASSETS..................................................  $359,369,163
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $242,566,699
Net Unrealized Appreciation.................................    97,691,401
Accumulated Net Realized Gain...............................    19,221,757
Accumulated Net Investment Loss.............................      (110,694)
                                                              ------------
NET ASSETS..................................................  $359,369,163
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $192,728,780 and 10,966,238 shares of
    beneficial interest issued and outstanding).............  $      17.57
    Maximum sales charge (5.75%* of offering price).........          1.07
                                                              ------------
    Maximum offering price to public........................  $      18.64
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $115,090,356 and 7,038,322 shares of
    beneficial interest issued and outstanding).............  $      16.35
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $42,704,405 and 2,606,451 shares of
    beneficial interest issued and outstanding).............  $      16.38
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $8,845,622 and 500,898 shares of
    beneficial interest issued and outstanding).............  $      17.66
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,018)......  $ 2,923,457
Interest....................................................      801,888
                                                              -----------
    Total Income............................................    3,725,345
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,153,889
Distribution (12b-1) and Service Fees
    Class A.................................................      405,213
    Class B.................................................    1,135,047
    Class C.................................................      367,055
Transfer Agent Fees.........................................      806,896
Reports to Shareholders.....................................      185,777
Accounting and Administrative Expenses......................       77,560
Professional Fees...........................................       71,881
Registration Fees...........................................       69,409
Trustees' Fees and Related Expenses.........................       40,230
Custody.....................................................       31,276
Other.......................................................       25,752
                                                              -----------
    Total Expenses..........................................    5,369,985
    Less Credits Earned on Cash Balances....................       11,978
                                                              -----------
    Net Expenses............................................    5,358,007
                                                              -----------
NET INVESTMENT LOSS.........................................  $(1,632,662)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain:
  Investments...............................................  $45,885,716
  Foreign Currency Transactions.............................           81
                                                              -----------
Net Realized Gain...........................................   45,885,797
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   93,605,979
  End of the Period.........................................   97,691,401
                                                              -----------
Net Unrealized Appreciation During the Period...............    4,085,422
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $49,971,219
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $48,338,557
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            MARCH 31, 2007    MARCH 31, 2006
                                                            --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................  $  (1,632,662)    $    (910,928)
Net Realized Gain.........................................     45,885,797        66,166,828
Net Unrealized Appreciation During the Period.............      4,085,422         1,097,441
                                                            -------------     -------------
Change in Net Assets from Operations......................     48,338,557        66,353,341
                                                            -------------     -------------

Distributions from Net Realized Gain:
  Class A Shares..........................................    (29,870,223)      (19,349,909)
  Class B Shares..........................................    (21,671,771)      (17,221,682)
  Class C Shares..........................................     (7,088,016)       (4,969,690)
  Class I Shares..........................................     (1,638,634)       (1,254,028)
                                                            -------------     -------------
Total Distributions.......................................    (60,268,644)      (42,795,309)
                                                            -------------     -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......    (11,930,087)       23,558,032
                                                            -------------     -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................    104,040,991       103,905,430
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................     57,186,550        40,711,572
Cost of Shares Repurchased................................   (107,183,302)     (222,545,399)
                                                            -------------     -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........     54,044,239       (77,928,397)
                                                            -------------     -------------
TOTAL INCREASE/DECREASE IN NET ASSETS.....................     42,114,152       (54,370,365)
NET ASSETS:
Beginning of the Period...................................    317,255,011       371,625,376
                                                            -------------     -------------
End of the Period (Including accumulated net investment
  loss of $110,694 and $83,841, respectively).............  $ 359,369,163     $ 317,255,011
                                                            =============     =============

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                     YEAR ENDED MARCH 31,
CLASS A SHARES                                -------------------------------------------------------------------
                                               2007           2006           2005           2004           2003
                                              -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $18.23         $17.17         $16.28         $10.62         $ 14.13
                                              ------         ------         ------         ------         -------
  Net Investment Income/Loss................   (0.03)(b)       0.03(b)       (0.05)(b)      (0.07)(b)       (0.05)
  Net Realized and Unrealized Gain/Loss.....    2.91           3.52           1.52           5.73           (3.31)
                                              ------         ------         ------         ------         -------
Total from Investment Operations............    2.88           3.55           1.47           5.66           (3.36)
Less Distributions from Net Realized Gain...    3.54           2.49           0.58            -0-            0.15
                                              ------         ------         ------         ------         -------
NET ASSET VALUE, END OF THE PERIOD..........  $17.57         $18.23         $17.17         $16.28         $ 10.62
                                              ======         ======         ======         ======         =======

Total Return* (a)...........................  16.70%         22.13%          9.12%         53.30%         -23.84%
Net Assets at End of the Period
  (In millions).............................  $192.7         $154.4         $202.2         $204.8         $ 118.2
Ratio of Expenses to Average Net Assets*....   1.32%          1.38%          1.45%          1.50%           1.50%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.......................  (0.16%)         0.14%         (0.30%)        (0.49%)         (0.39%)
Portfolio Turnover..........................     53%            40%            40%            48%             66%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................     N/A            N/A            N/A          1.50%           1.59%
   Ratio of Net Investment Loss to Average
     Net Assets.............................     N/A            N/A            N/A         (0.49%)         (0.48%)

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                    YEAR ENDED MARCH 31,
CLASS B SHARES                               ------------------------------------------------------------------
                                              2007           2006           2005           2004           2003
                                             ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $17.30         $16.53         $15.81         $10.39         $13.94
                                             ------         ------         ------         ------         ------
  Net Investment Loss......................   (0.16)(b)      (0.12)(b)      (0.17)(b)      (0.17)(b)      (0.12)
  Net Realized and Unrealized Gain/Loss....    2.75           3.38           1.47           5.59          (3.28)
                                             ------         ------         ------         ------         ------
Total from Investment Operations...........    2.59           3.26           1.30           5.42          (3.40)
Less Distributions from Net Realized
  Gain.....................................    3.54           2.49           0.58            -0-           0.15
                                             ------         ------         ------         ------         ------
NET ASSET VALUE, END OF THE PERIOD.........  $16.35         $17.30         $16.53         $15.81         $10.39
                                             ======         ======         ======         ======         ======

Total Return* (a)..........................  15.81%         21.19%          8.31%         52.17%         -24.46%
Net Assets at End of the Period
  (In millions)............................  $115.1         $116.4         $131.4         $135.0         $ 85.2
Ratio of Expenses to Average Net Assets*...   2.08%          2.15%          2.21%          2.25%          2.25%
Ratio of Net Investment Loss to Average Net
  Assets*..................................  (0.92%)        (0.70%)        (1.06%)        (1.24%)        (1.13%)
Portfolio Turnover.........................     53%            40%            40%            48%            66%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets................................     N/A            N/A            N/A          2.25%          2.34%
   Ratio of Net Investment Loss to Average
     Net Assets............................     N/A            N/A            N/A         (1.24%)        (1.22%)

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                   YEAR ENDED MARCH 31,
CLASS C SHARES                              -------------------------------------------------------------------
                                             2007           2006           2005           2004           2003
                                            -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $17.33         $16.55         $15.83         $10.40         $ 13.95
                                            ------         ------         ------         ------         -------
  Net Investment Loss.....................   (0.16)(b)      (0.11)(b)      (0.16)(b)      (0.17)(b)       (0.13)
  Net Realized and Unrealized Gain/Loss...    2.75           3.38           1.46           5.60           (3.27)
                                            ------         ------         ------         ------         -------
Total from Investment Operations..........    2.59           3.27           1.30           5.43           (3.40)
Less Distributions from Net Realized
  Gain....................................    3.54           2.49           0.58            -0-            0.15
                                            ------         ------         ------         ------         -------
NET ASSET VALUE, END OF THE PERIOD........  $16.38         $17.33         $16.55         $15.83         $ 10.40
                                            ======         ======         ======         ======         =======

Total Return* (a).........................  15.78%(c)      21.23%(c)       8.30%(c)      52.21%         -24.44%
Net Assets at End of the Period
  (In millions)...........................  $ 42.7         $ 36.7         $ 38.0         $ 43.7         $  25.8
Ratio of Expenses to Average
  Net Assets*.............................   2.07%(c)       2.12%(c)       2.16%(c)       2.25%           2.25%
Ratio of Net Investment Loss to Average
  Net Assets*.............................  (0.91%)(c)     (0.67%)(c)     (1.01%)(c)     (1.24%)         (1.13%)
Portfolio Turnover........................     53%            40%            40%            48%             66%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets...............................     N/A            N/A            N/A          2.25%           2.34%
   Ratio of Net Investment Loss to Average
     Net Assets...........................     N/A            N/A            N/A         (1.24%)         (1.22%)

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                                               AUGUST 12, 2005
                                                                                (COMMENCEMENT
                                                              YEAR ENDED      OF OPERATIONS) TO
                                                            MARCH 31, 2007     MARCH 31, 2006
                                                            -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................      $18.26             $18.68
                                                                ------             ------
  Net Investment Income/Loss..............................        0.01(b)           (0.01)
  Net Realized and Unrealized Gain........................        2.93               2.08
                                                                ------             ------
Total from Investment Operations..........................        2.94               2.07
Less Distributions from Net Realized Gain.................        3.54               2.49
                                                                ------             ------
NET ASSET VALUE, END OF THE PERIOD........................      $17.66             $18.26
                                                                ======             ======

Total Return (a)..........................................      16.96%             12.42%*
Net Assets at End of the Period (In millions).............      $  8.8             $  9.8
Ratio of Expenses to Average Net Assets...................       1.07%              1.13%
Ratio of Net Investment Income/Loss to Average Net
  Assets..................................................       0.08%             (0.11%)
Portfolio Turnover........................................         53%                40%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek capital appreciation. The Fund commenced investment operations on June 21, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $267,204,636
                                                              ============
Gross tax unrealized appreciation...........................  $100,893,824
Gross tax unrealized depreciation...........................    (3,805,939)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 97,087,885
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the fiscal years ended March 31, 2007 and 2006 were as follows:

                                                                 2007           2006
Distributions paid from:
  Ordinary income...........................................  $ 1,557,843    $       -0-
  Long-term capital gain....................................   58,710,801     42,795,309
                                                              -----------    -----------
                                                              $60,268,644    $42,795,309
                                                              ===========    ===========

    Permanent differences, primarily due to a net operating loss resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

ACCUMULATED NET   ACCUMULATED NET
INVESTMENT LOSS    REALIZED GAIN    CAPITAL
---------------   ---------------   -------
  $1,605,809        $(1,605,809)     $-0-

    As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $ 2,225,077
Undistributed long-term capital.............................   17,600,196

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

F. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $11,978 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .670%
Next $500 million...........................................     .645%
Over $1 billion.............................................     .620%

    The Advisor has agreed to waive all expenses in excess of 1.50% of Class A average daily net assets, 2.25% of Class B average daily net assets, 2.25% of Class C average daily net assets and 1.25 % of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $7,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $72,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $677,700 representing transfer agency fees paid to

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $50,910 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Advisor, totaling $162.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $115,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $125,200. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2007 and 2006, transactions were as follows:

                                             FOR THE                        FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                         MARCH 31, 2007                  MARCH 31, 2006
                                   ---------------------------    ----------------------------
                                     SHARES          VALUE          SHARES           VALUE
Sales:
  Class A........................   4,320,703    $  77,252,037      1,900,209    $  33,436,126
  Class B........................   1,021,293       17,074,830        481,014        8,072,638
  Class C........................     573,877        9,524,692        119,682        2,011,418
  Class I........................      10,607          189,432      3,234,156       60,385,248
                                   ----------    -------------    -----------    -------------
Total Sales......................   5,926,480    $ 104,040,991      5,735,061    $ 103,905,430
                                   ==========    =============    ===========    =============
Dividend Reinvestment:
  Class A........................   1,717,256    $  28,953,034      1,135,971    $  18,811,807
  Class B........................   1,290,963       20,293,974      1,032,545       16,262,656
  Class C........................     400,057        6,300,908        277,762        4,383,081
  Class I........................      96,789        1,638,634         75,635        1,254,028
                                   ----------    -------------    -----------    -------------
Total Dividend Reinvestment......   3,505,065    $  57,186,550      2,521,913    $  40,711,572
                                   ==========    =============    ===========    =============
Repurchases:
  Class A........................  (3,542,822)   $ (62,785,913)    (6,345,050)   $(115,296,516)
  Class B........................  (2,004,704)     (33,760,157)    (2,731,647)     (46,270,030)
  Class C........................    (483,010)      (8,144,836)      (580,333)      (9,818,260)
  Class I........................    (140,859)      (2,492,396)    (2,775,430)     (51,160,593)
                                   ----------    -------------    -----------    -------------
Total Repurchases................  (6,171,395)   $(107,183,302)   (12,432,460)   $(222,545,399)
                                   ==========    =============    ===========    =============

VAN KAMPEN SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees of approximately $11,300, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $163,937,037 and $183,584,254, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $424,100 and $18,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN SMALL CAP VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Van Kampen Small Cap Value Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Small Cap Value Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Value Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois

May 17, 2007

VAN KAMPEN SMALL CAP VALUE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2007. For corporate shareholders, 100% of the distributions qualify for the dividends received deduction. During the period, the Fund designated and paid $58,710,801 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $1,557,843 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 1999  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 1999  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 1999  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1999  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN SMALL CAP VALUE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1999  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Value Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             78, 178, 278, 678
                                                                   SCVANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00838P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Select Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Growth Index from 6/30/2000 (first month-end after inception) through 3/31/2007. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                               VAN KAMPEN SELECT GROWTH FUND       RUSSELL 1000(R) GROWTH INDEX
                                                               -----------------------------       ----------------------------
6/00                                                                        9421                              10000
                                                                            9924                               9462
                                                                            7759                               7442
3/01                                                                        5470                               5887
                                                                            5394                               6383
                                                                            4264                               5144
                                                                            4815                               5922
3/02                                                                        4682                               5769
                                                                            4065                               4692
                                                                            3514                               3986
                                                                            3476                               4271
3/03                                                                        3457                               4225
                                                                            3903                               4830
                                                                            4055                               5019
                                                                            4425                               5542
3/04                                                                        4501                               5585
                                                                            4634                               5693
                                                                            4387                               5396
                                                                            4862                               5891
3/05                                                                        4615                               5650
                                                                            4720                               5789
                                                                            5033                               6022
                                                                            5119                               6201
3/06                                                                        5290                               6393
                                                                            5033                               6143
                                                                            5043                               6385
                                                                            5394                               6763
3/07                                                                        5527                               6844

                                A SHARES               B SHARES               C SHARES
                              since 6/26/00          since 6/26/00          since 6/26/00
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             -7.69%      -8.50%     -8.41%      -8.41%     -8.39%      -8.39%

5-year                       3.37        2.16       2.58        2.31       2.62        2.62

1-year                       4.49       -1.52       3.37       -1.63       3.56        2.56
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth(R) Index is an unmanaged index that measures the performance of those Russell 1000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index is an index of the 1,000 largest U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

Over the 12 months ended March 31, 2007, the U.S. equity markets advanced despite significant volatility. Although the period opened on a positive note, sustained high oil prices, rising interest rates, and evidence of a slowing housing market gradually diminished investors' enthusiasm. Fears of a recession reemerged when the Federal Open Market Committee (the "Fed") continued its policy of monetary tightening. These anxieties culminated in the form of a market sell-off in May and June following the Fed's 16th and 17th consecutive federal funds rate increases. As a result, many equity sectors declined. But the energy sector remained in positive territory, as oil prices reached record levels in July due to rising geopolitical tensions in the Middle East and North Korea. Lower-than-expected second quarter reported gross domestic product (GDP) growth data further indicated a slowdown in the economy. However, by August, the U.S. equity market rebounded following the Fed's decision to pause its monetary tightening. Oil prices began to recede around this time, which bolstered consumer retail spending during the third quarter and carried into the fourth quarter. Despite growing evidence of a softening of the housing market and moderating growth of the overall economy, the broad market overall continued to progress at a steady pace through the end of the year.

The equity market's positive momentum was abruptly quelled on February 27th, when a sell-off in China's equity market occurred following news of tightening credit in that country. This decline subsequently had a negative impact across multiple markets. Around this time, unexpected comments about the possibility of a U.S. recession made by former Fed Chairman Alan Greenspan and reported difficulties in the U.S. sub-prime mortgage market further eroded investor sentiment. In March, investors faced rising oil prices due to renewed geopolitical concerns and the unseasonably cold weather throughout much of the U.S. On the upside, however, inflation concerns did ease to the point that the Fed removed the tightening-bias language from its March testimony and left the target federal funds rate unchanged. Moreover, merger and acquisition (M&A) activity continued to be strong, which reinforced the view that valuations among U.S. equities remained quite reasonable and served to offset recent unsettling macroeconomic news and mitigated concern around a potential weakening in the U.S. economy. Stocks did regain some ground but remained below their earlier highs at the end of the period.

For the 12-month period, value stocks outperformed growth stocks (in which the fund invests), while large capitalization securities led mid- and small capitalization securities.

PERFORMANCE ANALYSIS

The fund returned 4.49 percent for the 12 months ended March 31, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000(R) Growth Index returned 7.06 percent for the period. Overall for the period, stock selection contributed positively to the fund's performance, while sector allocation decisions negatively impacted returns.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

-----------------------------------------------------------------------
                                                       RUSSELL
                                                       1000(R)
                      CLASS A   CLASS B   CLASS C   GROWTH INDEX

                       4.49%     3.37%     3.56%        7.06%
-----------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

There were several sectors that significantly weakened performance relative to the Russell 1000 Growth Index during the period. Among these was the consumer staples sector, where the fund's lack of investment in larger, more established names during the market upheaval last summer produced the most deleterious effect on returns. An avoidance of certain beverage companies and a consumer goods company hurt performance, as did the fund's selection in certain food and staples firms and its holdings of a drug store chain company. Within the information technology sector, the fund's selection of semiconductor companies was unfruitful, and certain holdings in the communications equipment space further dampened returns. However, it should be noted that the fund's top-performing security was a software and services company. Finally, both stock selection and an overweight allocation within the energy sector diminished overall performance, as the sector in general experienced considerable volatility over the period.

Among those sectors which benefited the fund were the consumer discretionary, industrials and telecommunications services sectors. Within the consumer discretionary sector, a focus on apparel accessories and luxury goods helped generate strong returns for the period. Stock selection in aerospace and defense-related companies in the industrial sector also boosted performance as these companies profited from continued government spending. Further adding to relative returns was the telecommunication services sector. Here, security selection, particularly in international wireless companies, and an overweight allocation turned out to be advantageous.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/07
Cisco Systems, Inc.                                               4.3%
Google, Inc., Class A                                             4.1
Schlumberger Ltd.                                                 3.8
J.C. Penney Co., Inc.                                             3.7
Goldman Sachs Group, Inc.                                         3.6
Precision Castparts Corp.                                         3.2
Shire PLC--ADR                                                    3.2
America Movil SA de CV, Ser L--ADR                                3.1
Hewlett-Packard Co.                                               3.1
Coach, Inc.                                                       2.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Pharmaceuticals                                                   7.0%
Internet Software & Services                                      6.9
Computer Hardware                                                 5.3
Apparel, Accessories & Luxury Goods                               5.3
Wireless Telecommunication Services                               5.2
Oil & Gas Equipment & Services                                    4.8
Aerospace & Defense                                               4.5
Biotechnology                                                     4.4
Communications Equipment                                          4.3
Health Care Equipment                                             4.2
Department Stores                                                 3.7
Investment Banking & Brokerage                                    3.6
Life & Health Insurance                                           2.8
Household Products                                                2.6
IT Consulting & Other Services                                    2.6
Restaurants                                                       2.3
Other Diversified Financial Services                              2.0
Semiconductors                                                    2.0
Casinos & Gaming                                                  1.9
Oil & Gas Exploration & Production                                1.9
Electrical Components & Equipment                                 1.8
Real Estate Management & Development                              1.8
Semiconductor Equipment                                           1.7
Movies & Entertainment                                            1.6
Soft Drinks                                                       1.5
Broadcasting & Cable TV                                           1.5
Food Retail                                                       1.5
Construction & Farm Machinery & Heavy Trucks                      1.5
Footwear                                                          1.5
Heavy Electrical Equipment                                        1.3

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
Hypermarkets & Super Centers                                      1.2%
Hotels, Resorts & Cruise Lines                                    1.0
Computer Storage & Peripherals                                    1.0
                                                                -----
Total Long-Term Investments                                      96.2
Total Repurchase Agreements                                       0.4
                                                                -----
Total Investments                                                96.6
Other Assets in Excess of Liabilities                             3.4
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06-3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,096.05          $ 8.26
  Hypothetical...............................     1,000.00         1,017.05            7.95
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,090.91           12.20
  Hypothetical...............................     1,000.00         1,013.26           11.75
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,092.89           12.21
  Hypothetical...............................     1,000.00         1,013.26           11.75
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.58%, 2.34% and 2.34% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  96.2%
AEROSPACE & DEFENSE  4.5%
Precision Castparts Corp. ..................................    45,000    $  4,682,250
Raytheon Co. ...............................................    35,000       1,836,100
                                                                          ------------
                                                                             6,518,350
                                                                          ------------
APPAREL, ACCESSORIES & LUXURY GOODS  5.3%
Coach, Inc. (a).............................................    85,000       4,254,250
Phillips-Van Heusen Corp. ..................................    35,000       2,058,000
Polo Ralph Lauren Corp. ....................................    15,000       1,322,250
                                                                          ------------
                                                                             7,634,500
                                                                          ------------
BIOTECHNOLOGY  4.4%
Celgene Corp. (a)...........................................    40,000       2,098,400
Gilead Sciences, Inc. (a)...................................    55,000       4,207,500
                                                                          ------------
                                                                             6,305,900
                                                                          ------------
BROADCASTING & CABLE TV  1.5%
Comcast Corp., Class A (a)..................................    85,000       2,205,750
                                                                          ------------

CASINOS & GAMING  1.9%
International Game Technology...............................    35,000       1,413,300
MGM MIRAGE (a)..............................................    20,000       1,390,400
                                                                          ------------
                                                                             2,803,700
                                                                          ------------
COMMUNICATIONS EQUIPMENT  4.3%
Cisco Systems, Inc. (a).....................................   245,000       6,254,850
                                                                          ------------

COMPUTER HARDWARE  5.3%
Apple Computer, Inc. (a)....................................    35,000       3,251,850
Hewlett-Packard Co. ........................................   110,000       4,415,400
                                                                          ------------
                                                                             7,667,250
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.0%
Network Appliance, Inc. (a).................................    40,000       1,460,800
                                                                          ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.5%
Deere & Co. ................................................    20,000       2,172,800
                                                                          ------------

DEPARTMENT STORES  3.7%
J.C. Penney Co., Inc. ......................................    65,000       5,340,400
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.8%
Emerson Electric Co. .......................................    60,000       2,585,400
                                                                          ------------

FOOD RETAIL  1.5%
Safeway, Inc. ..............................................    60,000       2,198,400
                                                                          ------------

FOOTWEAR  1.5%
NIKE, Inc., Class B.........................................    20,000       2,125,200
                                                                          ------------

HEALTH CARE EQUIPMENT  4.2%
Baxter International, Inc. .................................    45,000       2,370,150
Hologic, Inc. (a)...........................................    65,000       3,746,600
                                                                          ------------
                                                                             6,116,750
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT  1.3%
ABB Ltd.--ADR (Switzerland).................................   110,000    $  1,889,800
                                                                          ------------

HOTELS, RESORTS & CRUISE LINES  1.0%
Marriott International, Inc., Class A.......................    30,000       1,468,800
                                                                          ------------

HOUSEHOLD PRODUCTS  2.6%
Procter & Gamble Co. .......................................    60,000       3,789,600
                                                                          ------------

HYPERMARKETS & SUPER CENTERS  1.2%
Wal-Mart de Mexico, SA de CV, Ser V--ADR (Mexico)...........    41,300       1,767,669
                                                                          ------------

INTERNET SOFTWARE & SERVICES  6.9%
Akamai Technologies, Inc. (a)...............................    50,000       2,496,000
Google, Inc., Class A (a)...................................    13,000       5,956,080
Yahoo!, Inc. (a)............................................    50,000       1,564,500
                                                                          ------------
                                                                            10,016,580
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  3.6%
Goldman Sachs Group, Inc. ..................................    25,000       5,165,750
                                                                          ------------

IT CONSULTING & OTHER SERVICES  2.6%
Accenture Ltd., Class A (Bermuda)...........................    40,000       1,541,600
Cognizant Technology Solutions Corp., Class A (a)...........    25,000       2,206,750
                                                                          ------------
                                                                             3,748,350
                                                                          ------------
LIFE & HEALTH INSURANCE  2.8%
Prudential Financial, Inc. .................................    45,000       4,061,700
                                                                          ------------

MOVIES & ENTERTAINMENT  1.6%
Walt Disney Co. ............................................    65,000       2,237,950
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  4.8%
Schlumberger Ltd. (Netherlands Antilles)....................    80,000       5,528,000
Tenaris, SA--ADR (Luxembourg)...............................    30,000       1,377,000
                                                                          ------------
                                                                             6,905,000
                                                                          ------------
OIL & GAS EXPLORATION & PRODUCTION  1.9%
Devon Energy Corp. .........................................    40,000       2,768,800
                                                                          ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.0%
JPMorgan Chase & Co. .......................................    60,000       2,902,800
                                                                          ------------

PHARMACEUTICALS  7.0%
Abbott Laboratories.........................................    30,000       1,674,000
Allergan, Inc. .............................................    15,000       1,662,300
Roche Holding AG--ADR (Switzerland).........................    25,000       2,201,425
Shire PLC--ADR (United Kingdom).............................    75,000       4,642,500
                                                                          ------------
                                                                            10,180,225
                                                                          ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  1.8%
CB Richard Ellis Group, Inc., Class A (a)...................    75,000       2,563,500
                                                                          ------------

RESTAURANTS  2.3%
McDonald's Corp. ...........................................    75,000       3,378,750
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
7ySEMICONDUCTOR EQUIPMENT  1.7%
KLA-Tencor Corp. ...........................................    45,000    $  2,399,400
                                                                          ------------

SEMICONDUCTORS  2.0%
Intel Corp. ................................................   150,000       2,869,500
                                                                          ------------

SOFT DRINKS  1.5%
PepsiCo, Inc. ..............................................    35,000       2,224,600
                                                                          ------------

WIRELESS TELECOMMUNICATION SERVICES  5.2%
America Movil SA de CV, Ser L--ADR (Mexico).................    95,000       4,540,050
American Tower Corp., Class A (a)...........................    75,000       2,921,250
                                                                          ------------
                                                                             7,461,300
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  96.2%
  (Cost $123,684,714)..................................................    139,190,124
                                                                          ------------

REPURCHASE AGREEMENTS  0.4%
Citigroup Global Markets, Inc. ($174,584 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $174,661)...........        174,584
State Street Bank & Trust Co. ($488,416 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $488,625)...........        488,416
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $663,000)......................................................        663,000
                                                                          ------------

TOTAL INVESTMENTS  96.6%
  (Cost $124,347,714)..................................................    139,853,124

OTHER ASSETS IN EXCESS OF LIABILITIES  3.4%............................      4,849,160
                                                                          ------------

NET ASSETS  100.0%.....................................................   $144,702,284
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             11

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $124,347,714).......................  $ 139,853,124
Cash........................................................            808
Receivables:
  Investments Sold..........................................      6,094,366
  Dividends.................................................         99,079
  Fund Shares Sold..........................................          9,052
  Interest..................................................            190
Other.......................................................         55,705
                                                              -------------
    Total Assets............................................    146,112,324
                                                              -------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................        498,754
  Investments Purchased.....................................        267,538
  Distributor and Affiliates................................        251,895
  Investment Advisory Fee...................................         92,332
Trustees' Deferred Compensation and Retirement Plans........        116,990
Accrued Expenses............................................        182,531
                                                              -------------
    Total Liabilities.......................................      1,410,040
                                                              -------------
NET ASSETS..................................................  $ 144,702,284
                                                              =============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 825,168,028
Net Unrealized Appreciation.................................     15,505,410
Accumulated Net Investment Loss.............................       (104,962)
Accumulated Net Realized Loss...............................   (695,866,192)
                                                              -------------
NET ASSETS..................................................  $ 144,702,284
                                                              =============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $28,871,643 and 4,964,129 shares of
    beneficial interest issued and outstanding).............  $        5.82
    Maximum sales charge (5.75% * of offering price)........           0.36
                                                              -------------
    Maximum offering price to public........................  $        6.18
                                                              =============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $94,568,157 and 17,117,984 shares of
    beneficial interest issued and outstanding).............  $        5.52
                                                              =============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $21,262,484 and 3,848,004 shares of
    beneficial interest issued and outstanding).............  $        5.53
                                                              =============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $9,311)......  $   996,183
Interest....................................................      156,006
                                                              -----------
    Total Income............................................    1,152,189
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,201,888
Distribution (12b-1) and Service Fees
  Class A...................................................       78,354
  Class B...................................................    1,069,594
  Class C...................................................      219,507
Transfer Agent Fees.........................................      817,430
Reports to Shareholders.....................................      146,928
Professional Fees...........................................       62,503
Accounting and Administrative Expenses......................       47,267
Trustees' Fees and Related Expenses.........................       37,989
Custody.....................................................       20,122
Registration Fees...........................................       18,856
Other.......................................................       18,959
                                                              -----------
    Total Expenses..........................................    3,739,397
    Less Credits Earned on Cash Balances....................        2,818
                                                              -----------
    Net Expenses............................................    3,736,579
                                                              -----------
NET INVESTMENT LOSS.........................................  $(2,584,390)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $11,454,334
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   20,462,127
  End of the Period.........................................   15,505,410
                                                              -----------
Net Unrealized Depreciation During the Period...............   (4,956,717)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 6,497,617
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 3,913,227
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2007   MARCH 31, 2006
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................   $ (2,584,390)    $ (3,184,996)
Net Realized Gain...........................................     11,454,334       27,509,237
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     (4,956,717)       3,290,044
                                                               ------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      3,913,227       27,614,285
                                                               ------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................      5,915,664        6,451,174
Cost of Shares Repurchased..................................    (55,167,514)     (74,199,832)
                                                               ------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........    (49,251,850)     (67,748,658)
                                                               ------------     ------------
TOTAL DECREASE IN NET ASSETS................................    (45,338,623)     (40,134,373)
NET ASSETS:
Beginning of the Period.....................................    190,040,907      230,175,280
                                                               ------------     ------------
End of the Period (Including accumulated net investment loss
  of $104,962 and $81,137, respectively)....................   $144,702,284     $190,040,907
                                                               ============     ============

 14                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS A SHARES                              ----------------------------------------------
                                             2007      2006     2005      2004      2003
                                            ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $ 5.57    $ 4.86    $4.74    $ 3.64    $  4.93
                                            ------    ------    -----    ------    -------
  Net Investment Loss (a).................    (.05)     (.05)    (.03)     (.05)      (.04)
  Net Realized and Unrealized Gain/Loss...     .30       .76      .15      1.15      (1.25)
                                            ------    ------    -----    ------    -------
Total from Investment Operations..........     .25       .71      .12      1.10      (1.29)
                                            ------    ------    -----    ------    -------
NET ASSET VALUE, END OF THE PERIOD........  $ 5.82    $ 5.57    $4.86    $ 4.74    $  3.64
                                            ======    ======    =====    ======    =======

Total Return (b)..........................   4.49%    14.61%    2.53%    30.22%    -26.17%
Net Assets at End of the Period (In
  millions)...............................  $ 28.9    $ 36.5    $41.6    $ 54.5    $  50.9
Ratio of Expenses to Average Net Assets...   1.72%     1.69%    1.69%     1.66%      1.66%
Ratio of Net Investment Loss to Average
  Net Assets..............................  (1.00%)    (.89%)   (.64%)   (1.15%)    (1.06%)
Portfolio Turnover........................    159%      154%     192%      249%       302%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                              -----------------------------------------------
                                             2007      2006      2005      2004      2003
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $ 5.34    $ 4.69    $ 4.60    $ 3.57    $  4.86
                                            ------    ------    ------    ------    -------
  Net Investment Loss (a).................    (.09)     (.08)     (.06)     (.08)      (.07)
  Net Realized and Unrealized Gain/Loss...     .27       .73       .15      1.11      (1.22)
                                            ------    ------    ------    ------    -------
Total from Investment Operations..........     .18       .65       .09      1.03      (1.29)
                                            ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD........  $ 5.52    $ 5.34    $ 4.69    $ 4.60    $  3.57
                                            ======    ======    ======    ======    =======

Total Return (b)..........................   3.37%    13.86%     1.96%    28.85%    -26.54%
Net Assets at End of the Period (In
  millions)...............................  $ 94.6    $127.7    $157.5    $207.4    $ 191.6
Ratio of Expenses to Average Net Assets...   2.48%     2.45%     2.45%     2.41%      2.42%
Ratio of Net Investment Loss to Average
  Net Assets..............................  (1.76%)   (1.65%)   (1.40%)   (1.90%)    (1.82%)
Portfolio Turnover........................    159%      154%      192%      249%       302%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                              -----------------------------------------------
                                             2007      2006      2005      2004      2003
                                            -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $ 5.34    $ 4.69    $ 4.60    $ 3.57    $  4.86
                                            ------    ------    ------    ------    -------
  Net Investment Loss (a).................    (.09)     (.08)     (.06)     (.08)      (.07)
  Net Realized and Unrealized Gain/Loss...     .28       .73       .15      1.11      (1.22)
                                            ------    ------    ------    ------    -------
Total from Investment Operations..........     .19       .65       .09      1.03      (1.29)
                                            ------    ------    ------    ------    -------
Net Asset Value, End of the Period........  $ 5.53    $ 5.34    $ 4.69    $ 4.60    $  3.57
                                            ======    ======    ======    ======    =======

Total Return (b)..........................   3.56%    13.86%     1.96%    28.85%    -26.54%
Net Assets at End of the Period (In
  millions)...............................  $ 21.3    $ 25.9    $ 31.1    $ 42.5    $  42.6
Ratio of Expenses to Average Net Assets...   2.48%     2.45%     2.45%     2.41%      2.42%
Ratio of Net Investment Loss to Average
  Net Assets..............................  (1.76%)   (1.65%)   (1.40%)   (1.91%)    (1.82%)
Portfolio Turnover........................    159%      154%      192%      249%       302%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             17

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Select Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended, but operates as a diversified management investment company. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on June 26, 2000. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of March 31, 2007, there were no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current year, the Fund utilized capital losses carried forward of $11,586,771. At March 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $695,653,621, which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$  9,434,104................................................    March 31, 2009
 594,312,436................................................    March 31, 2010
  91,907,081................................................    March 31, 2011

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $124,560,285
                                                                ============
Gross tax unrealized appreciation...........................    $ 16,911,386
Gross tax unrealized depreciation...........................      (1,618,547)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 15,292,839
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    There were no distributions paid during the years ended March 31, 2007 and 2006.

    Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007.

ACCUMULATED NET   ACCUMULATED NET
INVESTMENT LOSS    REALIZED LOSS      CAPITAL
  $2,560,565          $2,415        $(2,562,980)

    As of March 31, 2007, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $2,818 as a result of credits earned on cash balances.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $4,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $58,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $722,700 representing transfer agency fees paid to VKIS. All transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $50,998 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the adviser, totaling $114,288.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $6,800 and contingent

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

deferred sales charge (CDSC) on redeemed shares of approximately $52,300. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2007 and 2006, transactions were as follows:

                                              FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                          MARCH 31, 2007                 MARCH 31, 2006
                                    ---------------------------    ---------------------------
                                      SHARES          VALUE          SHARES          VALUE
Sales:
  Class A.........................      423,440    $  2,326,972        765,154    $  4,019,347
  Class B.........................      206,343       1,090,501        369,189       1,835,975
  Class C.........................      451,405       2,498,191        117,111         595,852
                                    -----------    ------------    -----------    ------------
Total Sales.......................    1,081,188    $  5,915,664      1,251,454    $  6,451,174
                                    ===========    ============    ===========    ============
Repurchases:
  Class A.........................   (2,000,561)   $(10,982,967)    (2,780,078)   $(14,516,781)
  Class B.........................   (7,021,307)    (36,631,451)   (10,018,173)    (50,185,375)
  Class C.........................   (1,448,702)     (7,553,096)    (1,903,672)     (9,497,676)
                                    -----------    ------------    -----------    ------------
Total Repurchases.................  (10,470,570)   $(55,167,514)   (14,701,923)   $(74,199,832)
                                    ===========    ============    ===========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees of approximately $100, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $250,708,154 and $303,705,742, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $24,889,300 and $624,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

7.  INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 17, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Select Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Select Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Select Growth Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN SELECT GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2000  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SELECT GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN SELECT GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Select Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 145, 345, 545
                                                                    SGANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00867P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Aggressive Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell Midcap(R) Growth Index from 3/31/97 (first month-end after inception) through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN AGGRESSIVE GROWTH
                                                                            FUND                  RUSSELL MIDCAP(R) GROWTH INDEX
                                                                ----------------------------      ------------------------------
3/97                                                                        9430                              10000
                                                                           11560                              11472
                                                                           14785                              13077
                                                                           13260                              12718
3/98                                                                       15227                              14236
                                                                           15925                              14227
                                                                           13527                              11852
                                                                           17954                              14990
3/99                                                                       21296                              15502
                                                                           24178                              17117
                                                                           26402                              16260
                                                                           41399                              22678
3/00                                                                       49761                              27469
                                                                           43220                              25434
                                                                           47249                              26076
                                                                           35557                              20014
3/01                                                                       25225                              14993
                                                                           25177                              17420
                                                                           18810                              12577
                                                                           21440                              15981
3/02                                                                       20256                              15699
                                                                           17456                              12832
                                                                           14640                              10628
                                                                           14176                              11601
3/03                                                                       14192                              11599
                                                                           16896                              13775
                                                                           17728                              14761
                                                                           19728                              16556
3/04                                                                       20880                              17357
                                                                           21424                              17540
                                                                           20384                              16780
                                                                           22704                              19119
3/05                                                                       22192                              18800
                                                                           22896                              19445
                                                                           24560                              20719
                                                                           25184                              21432
3/06                                                                       27552                              23063
                                                                           25760                              21981
                                                                           24800                              22176
                                                                           26400                              23716
3/07                                                                       27424                              24655

                           A SHARES            B SHARES            C SHARES         I SHARES      R SHARES
                         since 5/29/96       since 5/29/96       since 5/29/96   since 10/16/00 since 3/20/07
-------------------------------------------------------------------------------------------------------------
AVERAGE                           W/MAX               W/MAX               W/MAX
ANNUAL                   W/O      5.75%      W/O      5.00%      W/O      1.00%
TOTAL                   SALES     SALES     SALES     SALES     SALES     SALES    W/O SALES      W/O SALES
RETURNS                CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE     CHARGES        CHARGES

Since Inception         8.81%     8.22%      8.19%    8.19%     8.07%     8.07%      -7.06%         0.76%
10-year                11.27     10.61      10.58    10.58     10.43     10.43          --            --
5-year                  6.25      5.00       5.41     5.17      5.43      5.43        6.50            --
1-year                 -0.46     -6.19      -1.33    -6.26     -1.26     -2.25       -0.29            --
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares 8 years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Class R Shares are available for purchase by investors through or in tax exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which in turn consists of the largest 1,000 U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

Over the 12 months ended March 31, 2007, the U.S. equity markets advanced despite significant volatility. Although the period opened on a positive note, sustained high oil prices, rising interest rates, and evidence of a slowing housing market gradually diminished investors' enthusiasm. Fears of a recession reemerged when the Federal Open Market Committee (the "Fed") continued its policy of monetary tightening. These anxieties culminated in the form of a market sell-off in May and June following the Fed's 16th and 17th consecutive federal funds rate increases. As a result, many equity sectors declined. But the energy sector remained in positive territory, as oil prices reached record levels in July due to rising geopolitical tensions in the Middle East and North Korea. Lower-than-expected second quarter reported gross domestic product (GDP) growth data further indicated a slowdown in the economy. However, by August, the U.S. equity market rebounded following the Fed's decision to pause its monetary tightening. Oil prices began to recede around this time, which bolstered consumer retail spending during the third quarter and carried through the fourth quarter. Despite growing evidence of a softening of the housing market and moderating growth of the overall economy, the broad market overall continued to progress at a steady pace through the end of the year.

The equity market's positive momentum was abruptly quelled on February 27th, when a sell-off in China's equity market occurred following news of tightening credit in that country. This decline subsequently had a negative impact across multiple markets. Around this time, unexpected comments about the possibility of a U.S. recession made by former Fed Chairman Alan Greenspan and reported difficulties in the U.S. sub-prime mortgage market further eroded investor sentiment. In March, investors faced rising oil prices due to renewed geopolitical concerns and the unseasonably cold weather throughout much of the U.S. On the upside, however, inflation concerns did ease to the point that the Fed removed the tightening-bias language from its March testimony and left the target federal funds rate unchanged. Moreover, merger and acquisition (M&A) activity continued to be strong, which reinforced the view that valuations among U.S. equities remained quite reasonable and served to offset recent unsettling macroeconomic news and mitigated concern around a potential weakening in the U.S. economy. Stocks did regain some ground but remained below their earlier highs at the end of the period.

For the 12-month period, value stocks outperformed growth stocks, while large capitalization securities led mid- and small-capitalization securities.

PERFORMANCE ANALYSIS

Van Kampen Aggressive Growth Fund underperformed the Russell Midcap(R) Growth Index for the 12 months ended March 31, 2007, assuming no deduction of applicable sales charges. The fund returned -0.46 percent (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell Midcap Growth Index, returned 6.90 percent for the period. Overall, the relative performance of the fund was significantly weakened by stock selection.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

-----------------------------------------------------------------------
                                                         RUSSELL
                                                        MIDCAP(R)
                                                         GROWTH
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R     INDEX

      -0.46%    -1.33%    -1.26%    -0.29%      --        6.90%
-----------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The primary sectors that hindered the fund's performance relative to the Russell Midcap Growth Index were the information technology, energy and materials sectors. In the information technology sector, investments in communications equipment, application software, storage and peripherals and manufacturing services companies were detrimental to returns, although the fund's overweight allocation did slightly mitigate these influences. The continuing volatility within the energy sector hurt the fund's holdings, and an underweight allocation was a further detractor. An underweight allocation within the materials sector was also unfavorable to returns.

Despite these detractors, there were several sectors that contributed positively to the fund's relative returns. These included the consumer discretionary sector, in which an overweight allocation and stock selection in apparel accessories and luxury goods companies helped to boost performance, as did investment in hotel and leisure holdings. Additionally, the fund's exposure to a particular resort company added to relative returns. An overweighting within the telecommunication services sector and an underweighting in the industrial sector also benefited relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/07
Hologic, Inc                                                      2.8%
Precision Castparts Corp                                          2.8
Shire Pharmaceuticals PLC--ADR                                    2.8
Coach, Inc                                                        2.7
Ultra Petroleum Corp                                              2.4
NII Holdings, Inc., Class B                                       2.0
Fortress Investment Group LLC., Class A                           1.9
Marriott International, Inc., Class A                             1.7
IntercontinentalExchange, Inc                                     1.6
Investment Technology Group, Inc                                  1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Biotechnology                                                     5.8%
Semiconductor Equipment                                           5.5
Health Care Equipment                                             4.8
Oil & Gas Equipment & Services                                    4.7
Wireless Telecommunication Services                               4.6
Aerospace & Defense                                               4.5
Oil & Gas Exploration & Production                                4.3
Apparel, Accessories & Luxury Goods                               4.1
Pharmaceuticals                                                   3.6
Asset Management & Custody Banks                                  3.0
Construction & Farm Machinery & Heavy Trucks                      2.9
Internet Software & Services                                      2.8
Investment Banking & Brokerage                                    2.6
Department Stores                                                 2.6
Electronic Equipment Manufacturers                                2.5
Diversified Commercial & Professional Services                    2.2
Application Software                                              2.0
Communications Equipment                                          1.9
Casinos & Gaming                                                  1.9
Semiconductors                                                    1.8
Hotels, Resorts & Cruise Lines                                    1.7
Specialized Finance                                               1.6
Construction & Engineering                                        1.5
Health Care Services                                              1.2
IT Consulting & Other Services                                    1.2
Systems Software                                                  1.1
Data Processing & Outsourced Services                             1.1
Education Services                                                1.1
Tobacco                                                           1.0
Computer Storage & Peripherals                                    1.0
Specialty Chemicals                                               1.0
Industrial Machinery                                              1.0
Electrical Components & Equipment                                 1.0
Steel                                                             1.0
Advertising                                                       0.9
Electric Utilities                                                0.9
Auto Parts & Equipment                                            0.8
Gas Utilities                                                     0.8
Environmental & Facilities Services                               0.7
Electronic Manufacturing Services                                 0.7

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
Leisure Products                                                  0.7%
Leisure Facilities                                                0.7
Fertilizers & Agricultural Chemicals                              0.7
Construction Materials                                            0.7
Agricultural Products                                             0.7
Human Resource & Employment Services                              0.6
Consumer Finance                                                  0.6
Health Care Facilities                                            0.6
Computer & Electronics Retail                                     0.6
Industrial Gases                                                  0.6
Air Freight & Logistics                                           0.6
Apparel Retail                                                    0.5
Food Retail                                                       0.5
Personal Products                                                 0.5
Restaurants                                                       0.5
Household Appliances                                              0.4
                                                                -----
Total Long-Term Investments                                      98.9
Total Repurchase Agreements                                       1.2
                                                                -----
Total Investments                                               100.1
Liabilities in Excess of Other Assets                            (0.1)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,105.81          $ 7.25
  Hypothetical...............................     1,000.00         1,018.05            6.94
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,101.06           11.21
  Hypothetical...............................     1,000.00         1,014.26           10.75
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,101.48           11.21
  Hypothetical...............................     1,000.00         1,014.26           10.75
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,106.87            5.94
  Hypothetical...............................     1,000.00         1,019.30            5.69
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,007.64            0.45
  Hypothetical...............................     1,000.00         1,016.85            8.15
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.14%, 2.14%, 1.13% and 1.62%, for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) except for Class R Shares "Actual" information which reflects the period from Commencement of Operations through March 31, 2007.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  98.9%
ADVERTISING  0.9%
Omnicom Group, Inc. ........................................      100,000   $   10,238,000
                                                                            --------------

AEROSPACE & DEFENSE  4.5%
BE Aerospace, Inc. (a)......................................      300,000        9,510,000
Precision Castparts Corp. ..................................      300,000       31,215,000
Rockwell Collins, Inc. .....................................      150,000       10,039,500
                                                                            --------------
                                                                                50,764,500
                                                                            --------------
AGRICULTURAL PRODUCTS  0.7%
Archer-Daniels-Midland Co. .................................      200,000        7,340,000
                                                                            --------------

AIR FREIGHT & LOGISTICS  0.6%
Expeditors International of Washington, Inc. ...............      150,000        6,198,000
                                                                            --------------

APPAREL, ACCESSORIES & LUXURY GOODS  4.1%
Coach, Inc. (a).............................................      600,000       30,030,000
Phillips-Van Heusen Corp. ..................................      200,000       11,760,000
Polo Ralph Lauren Corp. ....................................       50,000        4,407,500
                                                                            --------------
                                                                                46,197,500
                                                                            --------------
APPAREL RETAIL  0.5%
Aeropostale, Inc. (a).......................................      150,000        6,034,500
                                                                            --------------

APPLICATION SOFTWARE  2.0%
Adobe Systems, Inc. (a).....................................      250,000       10,425,000
FactSet Research Systems, Inc. .............................      100,000        6,285,000
Nuance Communications, Inc. (a).............................      400,000        6,124,000
                                                                            --------------
                                                                                22,834,000
                                                                            --------------
ASSET MANAGEMENT & CUSTODY BANKS  3.0%
Fortress Investment Group LLC., Class A.....................      724,200       20,770,056
Janus Capital Group, Inc. ..................................      600,000       12,546,000
                                                                            --------------
                                                                                33,316,056
                                                                            --------------
AUTO PARTS & EQUIPMENT  0.8%
Johnson Controls, Inc. .....................................      100,000        9,462,000
                                                                            --------------

BIOTECHNOLOGY  5.8%
Amylin Pharmaceuticals, Inc. (a)............................      250,000        9,340,000
BioMarin Pharmaceutical, Inc. (a)...........................      650,000       11,219,000
Celgene Corp. (a)...........................................      175,000        9,180,500
InterMune, Inc. (a).........................................      400,000        9,864,000
United Therapeutics Corp. (a)...............................      270,000       14,520,600
Vertex Pharmaceuticals, Inc. (a)............................      400,000       11,216,000
                                                                            --------------
                                                                                65,340,100
                                                                            --------------
CASINOS & GAMING  1.9%
International Game Technology...............................      350,000       14,133,000
MGM MIRAGE (a)..............................................      100,000        6,952,000
                                                                            --------------
                                                                                21,085,000
                                                                            --------------

See Notes to Financial Statements                                              9

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  1.9%
F5 Networks, Inc. (a).......................................      200,000   $   13,336,000
Polycom, Inc. (a)...........................................      250,000        8,332,500
                                                                            --------------
                                                                                21,668,500
                                                                            --------------
COMPUTER & ELECTRONICS RETAIL  0.6%
GameStop Corp., Class A (a).................................      200,000        6,514,000
                                                                            --------------

COMPUTER STORAGE & PERIPHERALS  1.0%
Network Appliance, Inc. (a).................................      300,000       10,956,000
                                                                            --------------

CONSTRUCTION & ENGINEERING  1.5%
Chicago Bridge & Iron Co., N.V. (Netherlands)...............      300,000        9,225,000
Quanta Services, Inc. (a)...................................      300,000        7,566,000
                                                                            --------------
                                                                                16,791,000
                                                                            --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.9%
AGCO Corp. (a)..............................................      250,000        9,242,500
Manitowoc Co., Inc. ........................................      200,000       12,706,000
Terex Corp. (a).............................................      150,000       10,764,000
                                                                            --------------
                                                                                32,712,500
                                                                            --------------
CONSTRUCTION MATERIALS  0.7%
Texas Industries, Inc. .....................................      100,000        7,553,000
                                                                            --------------

CONSUMER FINANCE  0.6%
First Marblehead Corp. .....................................      150,000        6,733,500
                                                                            --------------

DATA PROCESSING & OUTSOURCED SERVICES  1.1%
Alliance Data Systems Corp. (a).............................      200,000       12,324,000
                                                                            --------------

DEPARTMENT STORES  2.6%
J.C. Penney Co., Inc. ......................................      150,000       12,324,000
Kohl's Corp. (a)............................................      100,000        7,661,000
Sears Holdings Corp. (a)....................................       50,000        9,008,000
                                                                            --------------
                                                                                28,993,000
                                                                            --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  2.2%
Corporate Executive Board Co. ..............................      100,000        7,596,000
Corrections Corp. of America (a)............................      150,000        7,921,500
Dun & Bradstreet Corp. .....................................      100,000        9,120,000
                                                                            --------------
                                                                                24,637,500
                                                                            --------------
EDUCATION SERVICES  1.1%
ITT Educational Services, Inc. (a)..........................      150,000       12,223,500
                                                                            --------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.0%
General Cable Corp. (a).....................................      200,000       10,686,000
                                                                            --------------

ELECTRIC UTILITIES  0.9%
FirstEnergy Corp. ..........................................      150,000        9,936,000
                                                                            --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS  2.5%
Amphenol Corp., Class A.....................................      150,000   $    9,685,500
Itron, Inc. (a).............................................      150,000        9,756,000
Mettler-Toledo International, Inc. (a)......................      100,000        8,957,000
                                                                            --------------
                                                                                28,398,500
                                                                            --------------
ELECTRONIC MANUFACTURING SERVICES  0.7%
Trimble Navigation Ltd. (a).................................      300,000        8,052,000
                                                                            --------------

ENVIRONMENTAL & FACILITIES SERVICES  0.7%
Stericycle, Inc. (a)........................................      100,000        8,150,000
                                                                            --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.7%
Agrium, Inc. (Canada).......................................      200,000        7,666,000
                                                                            --------------

FOOD RETAIL  0.5%
Safeway, Inc. ..............................................      150,000        5,496,000
                                                                            --------------

GAS UTILITIES  0.8%
Questar Corp. ..............................................      100,000        8,921,000
                                                                            --------------

HEALTH CARE EQUIPMENT  4.8%
Hologic, Inc. (a)...........................................      550,000       31,702,000
Mentor Corp. ...............................................      250,000       11,500,000
Ventana Medical Systems, Inc. (a)...........................      250,000       10,475,000
                                                                            --------------
                                                                                53,677,000
                                                                            --------------
HEALTH CARE FACILITIES  0.6%
Brookdale Senior Living, Inc. ..............................      150,000        6,699,000
                                                                            --------------

HEALTH CARE SERVICES  1.2%
DaVita, Inc. (a)............................................      250,000       13,330,000
                                                                            --------------

HOTELS, RESORTS & CRUISE LINES  1.7%
Marriott International, Inc., Class A.......................      400,000       19,584,000
                                                                            --------------

HOUSEHOLD APPLIANCES  0.4%
Snap-On, Inc. ..............................................      100,000        4,810,000
                                                                            --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.6%
Watson Wyatt Worldwide, Inc., Class A.......................      150,000        7,297,500
                                                                            --------------

INDUSTRIAL GASES  0.6%
Airgas, Inc. ...............................................      150,000        6,322,500
                                                                            --------------

INDUSTRIAL MACHINERY  1.0%
Danaher Corp. ..............................................      150,000       10,717,500
                                                                            --------------

INTERNET SOFTWARE & SERVICES  2.8%
Akamai Technologies, Inc. (a)...............................      300,000       14,976,000

See Notes to Financial Statements                                             11

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (CONTINUED)
Digital River, Inc. (a).....................................      200,000   $   11,050,000
ValueClick, Inc. (a)........................................      200,000        5,226,000
                                                                            --------------
                                                                                31,252,000
                                                                            --------------
INVESTMENT BANKING & BROKERAGE  2.6%
Charles Schwab Corp. .......................................      750,000       13,717,500
Investment Technology Group, Inc. (a).......................      400,000       15,680,000
                                                                            --------------
                                                                                29,397,500
                                                                            --------------
IT CONSULTING & OTHER SERVICES  1.2%
Cognizant Technology Solutions Corp., Class A (a)...........      150,000       13,240,500
                                                                            --------------

LEISURE FACILITIES  0.7%
LIFE TIME FITNESS, Inc. (a).................................      150,000        7,711,500
                                                                            --------------

LEISURE PRODUCTS  0.7%
Smith & Wesson Holding Corp. (a)............................      600,000        7,854,000
                                                                            --------------

OIL & GAS EQUIPMENT & SERVICES  4.7%
Cameron International Corp. (a).............................      200,000       12,558,000
Core Laboratories N.V. (Netherlands) (a)....................      100,000        8,383,000
FMC Technologies, Inc. (a)..................................      150,000       10,464,000
Smith International, Inc. ..................................      300,000       14,415,000
Superior Energy Services, Inc. (a)..........................      200,000        6,894,000
                                                                            --------------
                                                                                52,714,000
                                                                            --------------
OIL & GAS EXPLORATION & PRODUCTION  4.3%
Devon Energy Corp. .........................................      150,000       10,383,000
Ultra Petroleum Corp. (a)...................................      500,000       26,565,000
XTO Energy, Inc. ...........................................      200,000       10,962,000
                                                                            --------------
                                                                                47,910,000
                                                                            --------------
PERSONAL PRODUCTS  0.5%
Bare Escentuals, Inc. (a)...................................      151,712        5,441,909
                                                                            --------------

PHARMACEUTICALS  3.6%
Medicis Pharmaceutical Corp., Class A.......................      300,000        9,246,000
Shire Pharmaceuticals PLC--ADR (United Kingdom).............      500,000       30,950,000
                                                                            --------------
                                                                                40,196,000
                                                                            --------------
RESTAURANTS  0.5%
Burger King Holdings, Inc. .................................      250,000        5,400,000
                                                                            --------------

SEMICONDUCTOR EQUIPMENT  5.5%
ASML Holding N.V. (Netherlands) (a).........................      600,000       14,850,000
KLA-Tencor Corp. ...........................................      200,000       10,664,000
MEMC Electronic Materials, Inc. (a).........................      250,000       15,145,000
Tessera Technologies, Inc. (a)..............................      250,000        9,935,000
Varian Semiconductor Equipment Associates, Inc. (a).........      200,000       10,676,000
                                                                            --------------
                                                                                61,270,000
                                                                            --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
SEMICONDUCTORS  1.8%
Broadcom Corp., Class A (a).................................      350,000   $   11,224,500
NVIDIA Corp. (a)............................................      300,000        8,634,000
                                                                            --------------
                                                                                19,858,500
                                                                            --------------
SPECIALIZED FINANCE  1.6%
IntercontinentalExchange, Inc. (a)..........................      150,000       18,331,500
                                                                            --------------

SPECIALTY CHEMICALS  1.0%
Ecolab, Inc. ...............................................      250,000       10,750,000
                                                                            --------------

STEEL  1.0%
Allegheny Technologies, Inc. ...............................      100,000       10,669,000
                                                                            --------------

SYSTEMS SOFTWARE  1.1%
Macrovision Corp. (a).......................................      200,000        5,010,000
Sybase, Inc. (a)............................................      300,000        7,584,000
                                                                            --------------
                                                                                12,594,000
                                                                            --------------
TOBACCO  1.0%
Loews Corp.--Carolina Group.................................      150,000       11,341,500
                                                                            --------------

WIRELESS TELECOMMUNICATION SERVICES  4.6%
Vimpel-Communications--ADR (Russia) (a).....................      100,000        9,484,000
Crown Castle International Corp. (a)........................      400,000       12,852,000
Leap Wireless International, Inc. (a).......................      100,000        6,598,000
NII Holdings, Inc. (a)......................................      300,000       22,254,000
                                                                            --------------
                                                                                51,188,000
                                                                            --------------
TOTAL LONG-TERM INVESTMENTS  98.9%
(Cost $931,581,681)......................................................    1,106,779,065
                                                                            --------------

REPURCHASE AGREEMENTS  1.2%
Citigroup Global Markets, Inc. ($3,618,607 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $3,620,205)...........        3,618,607
State Street Bank & Trust Co. ($10,123,393 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $10,127,721)..........       10,123,393
                                                                            --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $13,742,000).....................................................       13,742,000
                                                                            --------------

See Notes to Financial Statements                                             13

VAN KAMPEN AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

DESCRIPTION                                                                     VALUE
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS  100.1%
(Cost $945,323,681)......................................................   $1,120,521,065
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)............................         (629,759)
                                                                            --------------

NET ASSETS  100.0%.......................................................   $1,119,891,306
                                                                            ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $945,323,681).......................  $1,120,521,065
Cash........................................................             397
Receivables:
  Investments Sold..........................................       4,631,672
  Fund Shares Sold..........................................         690,451
  Dividends.................................................         511,622
  Interest..................................................           3,951
Other.......................................................         160,796
                                                              --------------
    Total Assets............................................   1,126,519,954
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       2,569,530
  Fund Shares Repurchased...................................       1,451,148
  Distributor and Affiliates................................       1,082,198
  Investment Advisory Fee...................................         680,243
Trustees' Deferred Compensation and Retirement Plans........         248,122
Accrued Expenses............................................         597,407
                                                              --------------
    Total Liabilities.......................................       6,628,648
                                                              --------------
NET ASSETS..................................................  $1,119,891,306
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,579,925,581
Net Unrealized Appreciation.................................     175,197,384
Accumulated Net Investment Loss.............................        (224,806)
Accumulated Net Realized Loss...............................    (635,006,853)
                                                              --------------
NET ASSETS..................................................  $1,119,891,306
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $449,597,676 and 26,237,964 shares of
    beneficial interest issued and outstanding).............  $        17.14
    Maximum sales charge (5.75%* of offering price).........            1.05
                                                              --------------
    Maximum offering price to public........................  $        18.19
                                                              ==============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $328,114,877 and 21,054,165 shares of
    beneficial interest issued and outstanding).............  $        15.58
                                                              ==============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $50,824,342 and 3,252,448 shares of
    beneficial interest issued and outstanding).............  $        15.63
                                                              ==============
Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $291,253,654 and 16,739,677 shares of
    beneficial interest issued and outstanding).............  $        17.40
                                                              ==============
Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $100,757 and 5,879 shares of beneficial
    interest issued and outstanding)........................  $        17.14
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $4,634)......  $   5,621,245
Interest....................................................      1,379,598
                                                              -------------
  Total Income..............................................      7,000,843
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................      8,825,592
Distribution (12b-1) and Service Fees
  Class A...................................................      1,257,517
  Class B...................................................      3,627,094
  Class C...................................................        577,695
  Class R...................................................             15
Transfer Agent Fees.........................................      4,215,149
Reports to Shareholders.....................................        392,686
Accounting and Administrative Expenses......................        177,003
Professional Fees...........................................        167,741
Custody.....................................................         93,040
Registration Fees...........................................         87,079
Trustees' Fees and Related Expenses.........................         58,801
Other.......................................................         62,508
                                                              -------------
  Total Expenses............................................     19,541,920
  Less Credits Earned on Cash Balances......................         34,758
                                                              -------------
  Net Expenses..............................................     19,507,162
                                                              -------------
NET INVESTMENT LOSS.........................................  $ (12,506,319)
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 154,654,309
  Foreign Currency Transactions.............................            (85)
                                                              -------------
Net Realized Gain...........................................    154,654,224
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    346,848,993
  End of the Period.........................................    175,197,384
                                                              -------------
Net Unrealized Depreciation During the Period...............   (171,651,609)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $ (16,997,385)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (29,503,704)
                                                              =============

 16                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                            MARCH 31, 2007   MARCH 31, 2006
                                                            -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.......................................  $  (12,506,319)  $  (14,645,930)
Net Realized Gain.........................................     154,654,224      206,668,107
Net Unrealized Appreciation/Depreciation During the
  Period..................................................    (171,651,609)     117,547,119
                                                            --------------   --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     (29,503,704)     309,569,296
                                                            --------------   --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     174,738,792      527,863,013
Cost of Shares Repurchased................................    (502,194,472)    (805,563,114)
                                                            --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (327,455,680)    (277,700,101)
                                                            --------------   --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.....................    (356,959,384)      31,869,195
NET ASSETS:
Beginning of the Period...................................   1,476,850,690    1,444,981,495
                                                            --------------   --------------
End of the Period (Including accumulated net investment
  loss of $224,806 and $192,887, respectively)............  $1,119,891,306   $1,476,850,690
                                                            ==============   ==============

See Notes to Financial Statements                                             17

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS A SHARES                                -----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $17.22    $13.87    $13.05    $ 8.87    $ 12.66
                                              ------    ------    ------    ------    -------
  Net Investment Loss (a)...................   (0.13)    (0.12)    (0.10)    (0.12)     (0.12)
  Net Realized and Unrealized Gain/Loss.....    0.05      3.47      0.92      4.30      (3.67)
                                              ------    ------    ------    ------    -------
Total from Investment Operations............   (0.08)     3.35      0.82      4.18      (3.79)
                                              ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD..........  $17.14    $17.22    $13.87    $13.05    $  8.87
                                              ======    ======    ======    ======    =======

Total Return (b)............................  -0.46%    24.15%     6.28%    47.13%    -29.94%
Net Assets at End of the Period (In
  millions).................................  $449.6    $589.8    $873.4    $953.4    $ 630.6
Ratio of Expenses to Average Net Assets.....   1.38%     1.37%     1.39%     1.47%      1.62%
Ratio of Net Investment Loss to Average Net
  Assets....................................   (.81%)    (.82%)    (.77%)   (1.04%)    (1.26%)
Portfolio Turnover..........................    135%      129%      140%      201%       217%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS B SHARES                                -----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $15.79    $12.81    $12.15    $ 8.32    $ 11.97
                                              ------    ------    ------    ------    -------
  Net Investment Loss (a)...................   (0.23)    (0.22)    (0.19)    (0.19)     (0.19)
  Net Realized and Unrealized Gain/Loss.....    0.02      3.20      0.85      4.02      (3.46)
                                              ------    ------    ------    ------    -------
Total from Investment Operations............   (0.21)     2.98      0.66      3.83      (3.65)
                                              ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD..........  $15.58    $15.79    $12.81    $12.15    $  8.32
                                              ======    ======    ======    ======    =======

Total Return (b)............................  -1.33%    23.26%     5.43%    46.03%    -30.49%
Net Assets at End of the Period (In
  millions).................................  $328.1    $427.4    $426.0    $488.0    $ 341.5
Ratio of Expenses to Average Net Assets.....   2.14%     2.12%     2.14%     2.23%      2.37%
Ratio of Net Investment Loss to Average Net
  Assets....................................  (1.57%)   (1.56%)   (1.53%)   (1.80%)    (2.00%)
Portfolio Turnover..........................    135%      129%      140%      201%       217%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS C SHARES                                -----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $15.83    $12.85    $12.18    $ 8.35    $ 12.00
                                              ------    ------    ------    ------    -------
  Net Investment Loss (a)...................   (0.23)    (0.22)    (0.19)    (0.19)     (0.19)
  Net Realized and Unrealized Gain/Loss.....    0.03      3.20      0.86      4.02      (3.46)
                                              ------    ------    ------    ------    -------
Total from Investment Operations............   (0.20)     2.98      0.67      3.83      (3.65)
                                              ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD..........  $15.63    $15.83    $12.85    $12.18    $  8.35
                                              ======    ======    ======    ======    =======

Total Return (b)............................  -1.26%    23.19%     5.50%    45.87%    -30.42%
Net Assets at End of the Period (In
  millions).................................  $ 50.8    $ 70.2    $ 71.9    $ 88.4    $  68.8
Ratio of Expenses to Average Net Assets.....   2.14%     2.13%     2.15%     2.24%      2.37%
Ratio of Net Investment Loss to Average Net
  Assets....................................  (1.57%)   (1.57%)   (1.54%)   (1.81%)    (2.01%)
Portfolio Turnover..........................    135%      129%      140%     201 %       217%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED MARCH 31,
CLASS I SHARES                                -----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $17.45    $14.02    $13.16    $ 8.92    $ 12.70
                                              ------    ------    ------    ------    -------
  Net Investment Loss (a)...................   (0.09)    (0.08)    (0.07)    (0.09)     (0.10)
  Net Realized and Unrealized Gain/Loss.....    0.04      3.51      0.93      4.33      (3.68)
                                              ------    ------    ------    ------    -------
Total from Investment Operations............   (0.05)     3.43      0.86      4.24      (3.78)
                                              ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD..........  $17.40    $17.45    $14.02    $13.16    $  8.92
                                              ======    ======    ======    ======    =======

Total Return (b)............................  -0.29%    24.47%     6.53%    47.53%    -29.76%
Net Assets at End of the Period (In
  millions).................................  $291.3    $389.4    $ 73.7    $ 75.8    $  49.6
Ratio of Expenses to Average Net Assets.....   1.13%     1.10%     1.14%     1.22%      1.36%
Ratio of Net Investment Loss to Average Net
  Assets....................................   (.56%)    (.50%)    (.52%)    (.79%)    (1.00%)
Portfolio Turnover..........................    135%      129%      140%      201%       217%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             21

VAN KAMPEN AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               MARCH 20, 2007
                                                              (COMMENCEMENT OF
CLASS R SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2007
                                                              ----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................      $  17.01
                                                                  --------
  Net Investment Loss (a)...................................          0.00(c)
  Net Realized and Unrealized Gain..........................          0.13
                                                                  --------
Total from Investment Operations............................          0.13
                                                                  --------
NET ASSET VALUE, END OF THE PERIOD..........................      $  17.14
                                                                  ========

Total Return (b)............................................        0.76%*
Net Assets at End of the Period (In millions)...............      $     .1
Ratio of Expenses to Average Net Assets.....................         1.62%
Ratio of Net Investment Loss to Average Net Assets..........        (1.05%)
Portfolio Turnover..........................................          135%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return includes combined Rule 12b-1 fees and service fees of up to .50% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

 22                                            See Notes to Financial Statements

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Aggressive Growth Fund (the "Fund") is organized as a separate diversified series of Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth. The Fund commenced investment operations on May 29, 1996. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $152,211,160. At March 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $635,006,853, which will expire according to the following schedule.

                           AMOUNT                               EXPIRATION
$268,223,113................................................  March 31, 2010
 366,783,740................................................  March 31, 2011

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $945,323,681
                                                              ============
Gross tax unrealized appreciation...........................  $197,725,563
Gross tax unrealized depreciation...........................   (22,528,179)
                                                              ------------
Net tax unrealized appreciation on investments..............  $175,197,384
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no distributions paid during the years ended March 31, 2007 and 2006.

    Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

 ACCUMULATED NET INVESTMENT     ACCUMULATED NET REALIZED
            LOSS                          LOSS                        CAPITAL
----------------------------  ----------------------------  ----------------------------
        $12,474,400                      $5,834                    $(12,480,234)

    As of March 31, 2007, there were no distributable earnings on a tax basis.

F. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $34,758 as a result of credits earned on cash balances.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .75%
Next $500 million...........................................     .70%
Over $1 billion.............................................     .65%

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $42,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $158,900 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $3,572,500 representing transfer agency fees paid to VKIS. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $138,600 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $142,201.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $94,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $316,900. Sales charges do not represent expenses of the Fund.

    At March 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Advisor, owned 5,879 shares of Class R Shares.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2007 and 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                         MARCH 31, 2007                  MARCH 31, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    5,913,892    $  95,913,670      9,090,583    $ 136,728,305
  Class B.......................    3,489,550       51,045,059      3,931,346       54,888,676
  Class C.......................      266,932        3,996,160        376,824        5,305,345
  Class I.......................    1,420,226       23,683,903     21,534,113      330,940,687
  Class R.......................        5,879          100,000            -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Sales.....................   11,096,479    $ 174,738,792     34,932,866    $ 527,863,013
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (13,928,619)   $(226,170,419)   (37,812,708)   $(572,043,272)
  Class B.......................   (9,507,678)    (141,255,175)   (10,106,983)    (141,552,428)
  Class C.......................   (1,451,844)     (21,620,237)    (1,532,565)     (21,409,104)
  Class I.......................   (6,999,001)    (113,148,641)    (4,473,229)     (70,558,310)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (31,887,142)   $(502,194,472)   (53,925,485)   $(805,563,114)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEES

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees of approximately $6,700, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,654,572,948 and $2,006,232,376, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $2,355,200 and $80,100 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN AGGRESSIVE GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Aggressive Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Aggressive Growth Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN AGGRESSIVE GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 1996  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 1996  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 1996  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1996  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN AGGRESSIVE GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN AGGRESSIVE GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Aggressive Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                        70, 170, 270, 570, 370
                                                                   AGGANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00810P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Small Cap Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 2000(R) Growth Index from 11/30/00 (first month-end after inception) through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                VAN KAMPEN SMALL CAP GROWTH
                                                                            FUND                   RUSSELL 2000(R) GROWTH INDEX
                                                                ---------------------------        ----------------------------
11/00                                                                       9426                              10000
                                                                           10151                              10612
3/01                                                                        6961                               8998
                                                                            7413                              10616
                                                                            5400                               7635
                                                                            6199                               9633
3/02                                                                        5945                               9444
                                                                            5249                               7962
                                                                            4544                               6248
                                                                            4534                               6718
3/03                                                                        4450                               6457
                                                                            5287                               8016
                                                                            5748                               8855
                                                                            6303                               9979
3/04                                                                        6698                              10536
                                                                            6990                              10545
                                                                            6736                               9911
                                                                            7676                              11406
3/05                                                                        7507                              10628
                                                                            7761                              10997
                                                                            8514                              11692
                                                                            8664                              11880
3/06                                                                       10151                              13586
                                                                            9389                              12601
                                                                            9219                              12380
                                                                            9774                              13465
3/07                                                                       10066                              13799

                            A SHARES               B SHARES               C SHARES            I SHARES
                         since 11/27/00         since 11/27/00         since 11/27/00       since 2/2/06
--------------------------------------------------------------------------------------------------------
                                    W/MAX                  W/MAX                  W/MAX
                                    5.75%                  5.00%                  1.00%
AVERAGE ANNUAL         W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGES     CHARGES    CHARGES     CHARGES    CHARGES      CHARGES

Since Inception           1.07%      0.13%       0.34%      0.34%       0.33%      0.33%         6.37%

5-year                   11.10       9.78       10.34      10.13       10.31      10.31            --

1-year                   -0.83      -6.55       -1.64      -6.55       -1.64      -2.62         -0.56
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's return would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index includes the 2,000 smallest companies in the Russell 3000(R) Index, which in turn consists of the 3,000 largest U.S. companies based on total market capitalization. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

Over the 12 months ended March 31, 2007, the U.S. equity markets advanced despite significant volatility. Although the period opened on a positive note, sustained high oil prices, rising interest rates, and evidence of a slowing housing market gradually diminished investors' enthusiasm. Fears of a recession reemerged when the Federal Open Market Committee (the "Fed") continued its policy of monetary tightening. These anxieties culminated in the form of a market sell-off in May and June following the Fed's 16(th) and 17(th) consecutive federal funds rate increases. As a result, many equity sectors declined. But the energy sector remained in positive territory, as oil prices reached record levels in July due to rising geopolitical tensions in the Middle East and North Korea. Lower-than-expected second quarter reported gross domestic product (GDP) growth data further indicated a slowdown in the economy. However, by August, the U.S. equity market rebounded following the Fed's decision to pause its monetary tightening. Oil prices began to recede around this time, which bolstered consumer retail spending during the third quarter and carried into and through the fourth quarter. Despite growing evidence of a softening of the housing market and moderating growth of the overall economy, the broad market overall continued to progress at a steady pace through the end of the year.

The equity market's positive momentum was abruptly quelled on February 27(th), when a sell-off in China's equity market occurred following news of tightening credit in that country. This decline subsequently had a negative impact across multiple markets. Around this time, unexpected comments about the possibility of a U.S. recession made by former Fed Chairman Alan Greenspan and reported difficulties in the U.S. sub-prime mortgage market further eroded investor sentiment. In March, investors faced rising oil prices due to renewed geopolitical concerns and the unseasonably cold weather throughout much of the U.S. On the upside, however, inflation concerns did ease to the point that the Fed removed the tightening-bias language from its March testimony and left the target federal funds rate unchanged. Moreover, merger and acquisition (M&A) activity continued to be strong, which reinforced the view that valuations among U.S. equities remained quite reasonable and served to offset recent unsettling macroeconomic news and mitigated concern around a potential weakening in the U.S. economy. Stocks did gain some of their lost ground, but remained below their previous highs at the end of the period.

For the 12-month period, value stocks outperformed growth stocks, while large capitalization securities led both mid-cap and small cap stocks (in which the fund invests).

PERFORMANCE ANALYSIS

The fund returned -0.83 percent for the 12 months ended March 31, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 2000(R) Growth Index, returned 1.56 percent for the period.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

-------------------------------------------------------------------
                                              RUSSELL 2000(R)
      CLASS A   CLASS B   CLASS C   CLASS I    GROWTH INDEX

      -0.83%    -1.64%    -1.64%    -0.56%         1.56%
-------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Among those sectors that hindered relative performance was the industrials sector, where stock selection severely diminished returns during the period. In particular, the fund's investment within the aerospace and defense sector, machinery and heavy trucking segments, and energy conversion devices turned out to be detrimental. Within the consumer discretionary sector, the fund's stock selection and its underweight allocation had a negative impact on relative returns. Here, the fund's holding of a specialty retail store chain especially hurt performance. Within the financial sector, the fund's exposure to companies in the capital markets arena served to deteriorate relative returns, although its underweight allocation did help to offset the negative effects of the stock selection.

Despite these hindrances to performance, there were several positive contributors to the fund over this period. Among these was the information technology sector, where stock selection in smaller companies turned out to be beneficial, as these companies were often targets for both speculative and actual M&A activity. Particularly helpful was the fund's investment in certain internet software and services companies and software firms. Moreover, an overweight allocation in the information technology sector was quite effective. Within the consumer staples sector, the fund's investment in a nutritional supplements company was advantageous to performance. Rounding out the top contributors to relative returns was the energy sector. Here, the fund's focus on energy equipment and services stocks boosted returns, although an underweight allocation to the broad sector did slightly offset this positive influence.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 3/31/07
VASCO Data Security International, Inc.                           1.6%
Sybase, Inc.                                                      1.5
Psychiatric Solutions, Inc.                                       1.5
Equinix, Inc.                                                     1.5
Macrovision Corp.                                                 1.3
GameStop Corp., Class A                                           1.2
F5 Networks, Inc.                                                 1.2
Tessera Technologies, Inc.                                        1.2
MICROS Systems, Inc.                                              1.2
Polycom, Inc.                                                     1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Application Software                                              7.7%
Systems Software                                                  6.3
Communications Equipment                                          5.3
Internet Software & Services                                      5.1
Health Care Equipment                                             4.3
Property & Casualty Insurance                                     3.8
Health Care Services                                              3.6
Biotechnology                                                     3.5
Semiconductor Equipment                                           2.8
Pharmaceuticals                                                   2.7
Electronic Equipment Manufacturers                                2.6
Oil & Gas Equipment & Services                                    2.5
Restaurants                                                       2.2
Data Processing & Outsourced Services                             2.0
Aerospace & Defense                                               1.9
Apparel, Accessories & Luxury Goods                               1.8
Human Resource & Employment Services                              1.6
Personal Products                                                 1.6
Electrical Components & Equipment                                 1.6
Oil & Gas Refining & Marketing                                    1.5
Apparel Retail                                                    1.5
Health Care Supplies                                              1.5
Metal & Glass Containers                                          1.5
Health Care Facilities                                            1.5
Diversified Commercial & Professional Services                    1.5
Specialty Stores                                                  1.3
Publishing                                                        1.3
Consumer Finance                                                  1.2
Computer & Electronics Retail                                     1.2
Footwear                                                          1.2
Internet Retail                                                   1.0
Broadcasting & Cable TV                                           1.0
Movies & Entertainment                                            1.0
Mortgage REIT's                                                   1.0
Investment Banking & Brokerage                                    0.9
Industrial Machinery                                              0.8
Leisure Products                                                  0.8
Asset Management & Custody Banks                                  0.8
Commercial Printing                                               0.8
Health Care Technology                                            0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
Fertilizers & Agricultural Chemicals                              0.8%
Education Services                                                0.8
Specialty Chemicals                                               0.8
Commodity Chemicals                                               0.8
Casinos & Gaming                                                  0.7
Semiconductors                                                    0.7
Household Products                                                0.5
Leisure Facilities                                                0.5
Oil & Gas Drilling                                                0.5
Environmental & Facilities Services                               0.5
Construction & Engineering                                        0.5
Home Furnishing Retail                                            0.5
Managed Health Care                                               0.5
Specialized Consumer Services                                     0.2
Alternative Carriers                                              0.2
                                                                -----
Total Long-Term Investments                                      95.5
Total Repurchase Agreements                                       4.1
                                                                -----
Total Investments                                                99.6
Other Assets in Excess of Liabilities                             0.4
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,091.84           $7.61
  Hypothetical...............................     1,000.00         1,017.65            7.34
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,087.23           11.55
  Hypothetical...............................     1,000.00         1,013.86           11.15
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,087.33           11.55
  Hypothetical...............................     1,000.00         1,013.86           11.15
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,093.69            6.37
  Hypothetical...............................     1,000.00         1,018.85            6.14
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.46%, 2.22%, 2.22% and 1.22% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  95.5%
AEROSPACE & DEFENSE  1.9%
Ceradyne, Inc. (a)..........................................    43,000    $  2,353,820
K&F Industries Holdings, Inc. (a)...........................    21,500         578,995
United Industrial Corp. ....................................    59,000       3,256,800
                                                                          ------------
                                                                             6,189,615
                                                                          ------------
ALTERNATIVE CARRIERS  0.2%
Aruba Networks, Inc. (a)....................................    49,000         718,830
                                                                          ------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.8%
Phillips-Van Heusen Corp. ..................................    57,000       3,351,600
Warnaco Group, Inc. (a).....................................    92,000       2,612,800
                                                                          ------------
                                                                             5,964,400
                                                                          ------------
APPAREL RETAIL  1.5%
Aeropostale, Inc. (a).......................................    60,000       2,413,800
DSW, Inc., Class A (a)......................................    60,000       2,532,600
                                                                          ------------
                                                                             4,946,400
                                                                          ------------
APPLICATION SOFTWARE  7.7%
Advent Software, Inc. (a)...................................    70,000       2,440,900
Ansoft Corp. (a)............................................    77,000       2,436,280
Applix, Inc. (a)............................................    62,000         831,420
Aspen Technology, Inc. (a)..................................   133,000       1,729,000
Epicor Software Corp. (a)...................................   170,000       2,364,700
FactSet Research Systems, Inc. .............................    51,000       3,205,350
Interactive Intelligence, Inc. (a)..........................   109,000       1,661,160
Manhattan Associates, Inc. (a)..............................    83,000       2,276,690
Parametric Technology Corp. (a).............................    83,000       1,584,470
Smith Micro Software, Inc. (a)..............................    88,000       1,639,440
SPSS, Inc. (a)..............................................    69,000       2,490,900
TIBCO Software, Inc. (a)....................................   270,000       2,300,400
                                                                          ------------
                                                                            24,960,710
                                                                          ------------
ASSET MANAGEMENT & CUSTODY BANKS  0.8%
Affiliated Managers Group, Inc. (a).........................    23,000       2,492,050
                                                                          ------------

BIOTECHNOLOGY  3.5%
Affymetrix, Inc. (a)........................................    82,000       2,465,740
BioMarin Pharmaceuticals, Inc. (a)..........................    96,000       1,656,960
InterMune, Inc. (a).........................................    70,000       1,726,200
Omrix Biopharmaceuticals, Inc. (a)..........................    62,000       2,372,740
Savient Pharmaceuticals, Inc. (a)...........................   136,000       1,634,720
United Therapeutics Corp. (a)...............................    28,000       1,505,840
                                                                          ------------
                                                                            11,362,200
                                                                          ------------
BROADCASTING & CABLE TV  1.0%
Sinclair Broadcast Group, Inc., Class A.....................   212,000       3,275,400
                                                                          ------------

CASINOS & GAMING  0.7%
Bally Technologies, Inc. (a)................................   102,000       2,405,160
                                                                          ------------

See Notes to Financial Statements                                              9

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PRINTING  0.8%
Deluxe Corp. ...............................................    74,000    $  2,481,220
                                                                          ------------

COMMODITY CHEMICALS  0.8%
Celanese Corp., Ser A.......................................    79,000       2,436,360
                                                                          ------------

COMMUNICATIONS EQUIPMENT  5.3%
Arris Group, Inc. (a).......................................   178,000       2,506,240
C-COR, Inc. (a).............................................   180,000       2,494,800
Comtech Telecommunications Corp. (a)........................    68,000       2,633,640
F5 Networks, Inc. (a).......................................    60,000       4,000,800
NETGEAR, Inc. (a)...........................................    60,000       1,711,800
Polycom, Inc. (a)...........................................   116,000       3,866,280
                                                                          ------------
                                                                            17,213,560
                                                                          ------------
COMPUTER & ELECTRONICS RETAIL  1.2%
GameStop Corp., Class A (a).................................   123,000       4,006,110
                                                                          ------------

CONSTRUCTION & ENGINEERING  0.5%
Foster Wheeler, Ltd. (Bermuda) (a)..........................    28,000       1,634,920
                                                                          ------------

CONSUMER FINANCE  1.2%
Advanta Corp., Class B......................................    56,000       2,455,040
EZCORP, Inc., Class A (a)...................................   107,000       1,576,110
                                                                          ------------
                                                                             4,031,150
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  2.0%
Syntel, Inc. ...............................................    94,000       3,257,100
VeriFone Holdings, Inc. (a).................................    85,000       3,122,050
                                                                          ------------
                                                                             6,379,150
                                                                          ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  1.5%
Huron Consulting Group, Inc. (a)............................    40,000       2,433,600
TeleTech Holdings, Inc. (a).................................    65,000       2,384,850
                                                                          ------------
                                                                             4,818,450
                                                                          ------------
EDUCATION SERVICES  0.8%
ITT Educational Services, Inc. (a)..........................    30,000       2,444,700
                                                                          ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.6%
Energy Conversion Devices, Inc. (a).........................    52,500       1,834,350
General Cable Corp. (a).....................................    30,000       1,602,900
Woodward Governor Co. ......................................    40,000       1,646,800
                                                                          ------------
                                                                             5,084,050
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  2.6%
Dolby Laboratories, Inc., Class A (a).......................    76,000       2,622,760
Itron, Inc. (a).............................................    50,000       3,252,000
Mettler-Toledo International, Inc. (a)......................    28,000       2,507,960
                                                                          ------------
                                                                             8,382,720
                                                                          ------------
ENVIRONMENTAL & FACILITIES SERVICES  0.5%
ABM Industries, Inc. .......................................    62,000       1,636,180
                                                                          ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS  0.8%
Terra Industries, Inc. (a)..................................   140,000    $  2,450,000
                                                                          ------------

FOOTWEAR  1.2%
Deckers Outdoor Corp. (a)...................................    22,000       1,562,440
Skechers U.S.A., Inc., Class A (a)..........................    69,000       2,316,330
Stride Rite Corp. ..........................................     7,700         118,503
                                                                          ------------
                                                                             3,997,273
                                                                          ------------
HEALTH CARE EQUIPMENT  4.3%
ev3, Inc. (a)...............................................    84,000       1,654,800
Hologic, Inc. (a)...........................................    60,000       3,458,400
Kyphon, Inc. (a)............................................    74,000       3,340,360
Mentor Corp. ...............................................    65,000       2,990,000
Ventana Medical Systems, Inc. (a)...........................    60,000       2,514,000
                                                                          ------------
                                                                            13,957,560
                                                                          ------------
HEALTH CARE FACILITIES  1.5%
Psychiatric Solutions, Inc. (a).............................   120,000       4,837,200
                                                                          ------------

HEALTH CARE SERVICES  3.6%
Cerner Corp. (a)............................................    43,500       2,368,575
inVentiv Health, Inc. (a)...................................    89,000       3,407,810
LHC Group, Inc. (a).........................................    77,000       2,497,110
Pediatrix Medical Group, Inc. (a)...........................    58,000       3,309,480
                                                                          ------------
                                                                            11,582,975
                                                                          ------------
HEALTH CARE SUPPLIES  1.5%
Immucor, Inc. (a)...........................................   112,000       3,296,160
Medical Action Industries, Inc. (a).........................    68,000       1,625,200
                                                                          ------------
                                                                             4,921,360
                                                                          ------------
HEALTH CARE TECHNOLOGY  0.8%
Vital Images, Inc. (a)......................................    74,000       2,461,240
                                                                          ------------

HOME FURNISHING RETAIL  0.5%
Rent-A-Center, Inc. (a).....................................    57,000       1,594,860
                                                                          ------------

HOUSEHOLD PRODUCTS  0.5%
Church & Dwight Co., Inc. ..................................    34,000       1,711,900
                                                                          ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  1.6%
Heidrick & Struggles International, Inc. (a)................    54,000       2,616,300
Watson Wyatt Worldwide, Inc., Class A.......................    54,000       2,627,100
                                                                          ------------
                                                                             5,243,400
                                                                          ------------
INDUSTRIAL MACHINERY  0.8%
Middleby Corp. (a)..........................................    19,000       2,504,960
                                                                          ------------

INTERNET RETAIL  1.0%
GSI Commerce, Inc. (a)......................................   145,000       3,275,550
                                                                          ------------

See Notes to Financial Statements                                             11

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES  5.1%
aQuantive, Inc. (a).........................................    93,000    $  2,595,630
Digital River, Inc. (a).....................................    45,000       2,486,250
Equinix, Inc. (a)...........................................    56,000       4,795,280
GigaMedia, Ltd. (Singapore) (a).............................   125,000       1,727,500
Interwoven, Inc. (a)........................................   145,000       2,450,500
VistaPrint, Ltd. (Bermuda) (a)..............................    63,000       2,412,900
                                                                          ------------
                                                                            16,468,060
                                                                          ------------
INVESTMENT BANKING & BROKERAGE  0.9%
Investment Technology Group, Inc. (a).......................    77,500       3,038,000
                                                                          ------------

LEISURE FACILITIES  0.5%
LIFE TIME FITNESS, Inc. (a).................................    33,000       1,696,530
                                                                          ------------

LEISURE PRODUCTS  0.8%
Smith & Wesson Holding Corp. (a)............................   191,000       2,500,190
                                                                          ------------

MANAGED HEALTH CARE  0.5%
WellCare Health Plans, Inc. (a).............................    18,500       1,577,125
                                                                          ------------

METAL & GLASS CONTAINERS  1.5%
Greif, Inc., Class A........................................    22,000       2,444,420
Silgan Holdings, Inc. ......................................    48,000       2,453,280
                                                                          ------------
                                                                             4,897,700
                                                                          ------------
MORTGAGE REIT'S  1.0%
Arbor Realty Trust, Inc. ...................................    54,000       1,643,760
Gramercy Capital Corp. .....................................    51,000       1,564,680
                                                                          ------------
                                                                             3,208,440
                                                                          ------------
MOVIES & ENTERTAINMENT  1.0%
Marvel Entertainment, Inc. (a)..............................   116,000       3,219,000
                                                                          ------------

OIL & GAS DRILLING  0.5%
Parker Drilling Co. (a).....................................   180,000       1,690,200
                                                                          ------------

OIL & GAS EQUIPMENT & SERVICES  2.5%
Core Laboratories NV (Netherlands) (a)......................    39,000       3,269,370
Global Industries, Ltd. (a).................................    91,000       1,664,390
Oceaneering International, Inc. (a).........................    79,000       3,327,480
                                                                          ------------
                                                                             8,261,240
                                                                          ------------
OIL & GAS REFINING & MARKETING  1.5%
Alon USA Energy, Inc. ......................................    68,000       2,461,600
World Fuel Services Corp. ..................................    55,000       2,544,300
                                                                          ------------
                                                                             5,005,900
                                                                          ------------
PERSONAL PRODUCTS  1.6%
Bare Escentuals, Inc. (a)...................................    47,500       1,703,825
NBTY, Inc. (a)..............................................    31,000       1,644,240

 12                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS (CONTINUED)
Prestige Brands Holdings, Inc. (a)..........................    25,000    $    296,250
USANA Health Sciences, Inc. (a).............................    34,000       1,593,580
                                                                          ------------
                                                                             5,237,895
                                                                          ------------
PHARMACEUTICALS  2.7%
Adams Respiratory Therapeutics, Inc. (a)....................    72,000       2,421,360
Medicis Pharmaceutical Corp., Class A.......................    53,000       1,633,460
Sciele Pharma, Inc. (a).....................................   102,000       2,415,360
Shire PLC--ADR (United Kingdom).............................    37,000       2,290,300
                                                                          ------------
                                                                             8,760,480
                                                                          ------------
PROPERTY & CASUALTY INSURANCE  3.8%
American Physicians Capital, Inc. (a).......................    42,000       1,683,360
Aspen Insurance Holdings, Ltd. (Bermuda)....................    95,000       2,489,950
CNA Surety Corp. (a)........................................    78,000       1,645,800
Navigators Group, Inc. (a)..................................    33,000       1,655,610
Seabright Insurance Holdings, Inc. (a)......................    89,000       1,637,600
Zenith National Insurance Corp. ............................    68,000       3,214,360
                                                                          ------------
                                                                            12,326,680
                                                                          ------------
PUBLISHING  1.3%
Meredith Corp. .............................................    28,000       1,606,920
Morningstar, Inc. (a).......................................    48,000       2,478,720
                                                                          ------------
                                                                             4,085,640
                                                                          ------------
RESTAURANTS  2.2%
CEC Entertainment, Inc. (a).................................    57,000       2,367,780
CKE Restaurants, Inc. ......................................   128,000       2,414,080
Jack in the Box, Inc. (a)...................................    34,500       2,384,985
                                                                          ------------
                                                                             7,166,845
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  2.8%
Tessera Technologies, Inc. (a)..............................   100,000       3,974,000
Varian Semiconductor Equipment Associates, Inc. (a).........    53,500       2,855,830
Verigy, Ltd. (Singapore) (a)................................   102,000       2,393,940
                                                                          ------------
                                                                             9,223,770
                                                                          ------------
SEMICONDUCTORS  0.7%
Amkor Technology, Inc. (a)..................................   191,000       2,383,680
                                                                          ------------

SPECIALIZED CONSUMER SERVICES  0.2%
Vertrue, Inc. (a)...........................................    16,000         769,760
                                                                          ------------

SPECIALTY CHEMICALS  0.8%
Albemarle Corp. ............................................    59,000       2,439,060
                                                                          ------------

SPECIALTY STORES  1.3%
Barnes & Noble, Inc. .......................................    42,000       1,656,900
Dick's Sporting Goods, Inc. (a).............................    42,000       2,446,920
                                                                          ------------
                                                                             4,103,820
                                                                          ------------

See Notes to Financial Statements                                             13

VAN KAMPEN SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SYSTEMS SOFTWARE  6.3%
Macrovision Corp. (a).......................................   164,000    $  4,108,200
MICROS Systems, Inc. (a)....................................    72,000       3,887,280
Progress Software Corp. (a).................................    79,000       2,464,800
Sybase, Inc. (a)............................................   196,000       4,954,880
VASCO Data Security International, Inc. (a).................   284,000       5,075,080
                                                                          ------------
                                                                            20,490,240
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS 95.5%
  (Cost $286,093,749)..................................................    309,951,868
                                                                          ------------

REPURCHASE AGREEMENTS  4.1%
Citigroup Global Markets, Inc. ($3,478,255 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $3,479,791).........      3,478,255
State Street Bank & Trust Co. ($9,730,745 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $9,734,905).........      9,730,745
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $13,209,000)...................................................     13,209,000
                                                                          ------------

TOTAL INVESTMENTS 99.6%
  (Cost $299,302,749)..................................................    323,160,868
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%............................      1,161,892
                                                                          ------------

NET ASSETS  100.0%.....................................................   $324,322,760
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 14                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $299,302,749).......................  $323,160,868
Cash........................................................           269
Receivables:
  Investments Sold..........................................     5,901,815
  Fund Shares Sold..........................................     1,141,605
  Dividends.................................................       106,685
  Interest..................................................         3,912
Other.......................................................        44,866
                                                              ------------
    Total Assets............................................   330,360,020
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     4,985,105
  Fund Shares Repurchased...................................       376,964
  Distributor and Affiliates................................       235,125
  Investment Advisory Fee...................................       215,732
Accrued Expenses............................................       119,330
Trustees' Deferred Compensation and Retirement Plans........       105,004
                                                              ------------
    Total Liabilities.......................................     6,037,260
                                                              ------------
NET ASSETS..................................................  $324,322,760
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $290,341,709
Net Unrealized Appreciation.................................    23,858,119
Accumulated Net Realized Gain...............................    10,219,700
Accumulated Net Investment Loss.............................       (96,768)
                                                              ------------
NET ASSETS..................................................  $324,322,760
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $226,580,794 and 21,166,804 shares of
    beneficial interest issued and outstanding).............  $      10.70
    Maximum sales charge (5.75%* of offering price).........          0.65
                                                              ------------
    Maximum offering price to public........................  $      11.35
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $50,593,379 and 4,948,695 shares of
    beneficial interest issued and outstanding).............  $      10.22
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,671,903 and 3,100,557 shares of
    beneficial interest issued and outstanding).............  $      10.21
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,476,684 and 1,441,565 shares of
    beneficial interest issued and outstanding).............  $      10.74
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $486)........  $    827,872
Interest....................................................       703,093
                                                              ------------
    Total Income............................................     1,530,965
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,253,282
Distribution (12b-1) and Service Fees
  Class A...................................................       480,054
  Class B...................................................       529,679
  Class C...................................................       293,240
Transfer Agent Fees.........................................       778,180
Reports to Shareholders.....................................        96,011
Accounting and Administrative Expenses......................        75,226
Professional Fees...........................................        66,377
Registration Fees...........................................        60,651
Custody.....................................................        47,158
Trustees' Fees and Related Expenses.........................        41,707
Other.......................................................        21,134
                                                              ------------
    Total Expenses..........................................     4,742,699
    Less Credits Earned on Cash Balances....................        23,579
                                                              ------------
    Net Expenses............................................     4,719,120
                                                              ------------
NET INVESTMENT LOSS.........................................  $ (3,188,155)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 20,019,978
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    39,691,521
  End of the Period.........................................    23,858,119
                                                              ------------
Net Unrealized Depreciation During the Period...............   (15,833,402)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  4,186,576
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $    998,421
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2007   MARCH 31, 2006
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................  $  (3,188,155)    $ (2,173,195)
Net Realized Gain...........................................     20,019,978       23,425,901
Net Unrealized Appreciation/Depreciation During the
  Period....................................................    (15,833,402)      30,234,552
                                                              -------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        998,421       51,487,258
                                                              -------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................    195,055,576      105,296,920
Cost of Shares Repurchased..................................   (105,830,990)     (39,918,747)
                                                              -------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     89,224,586       65,378,173
                                                              -------------     ------------
TOTAL INCREASE IN NET ASSETS................................     90,223,007      116,865,431
NET ASSETS:
Beginning of the Period.....................................    234,099,753      117,234,322
                                                              -------------     ------------
End of the Period (Including accumulated net investment loss
  of $96,768 and $68,225, respectively).....................  $ 324,322,760     $234,099,753
                                                              =============     ============

See Notes to Financial Statements                                             17

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS A SHARES                               ----------------------------------------------
                                              2007      2006      2005      2004     2003
                                             ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $10.80    $ 7.98    $ 7.11    $ 4.73   $  6.32
                                             ------    ------    ------    ------   -------
  Net Investment Loss (a)..................    (.09)     (.10)     (.09)     (.08)     (.06)
  Net Realized and Unrealized Gain/Loss....    (.01)     2.92       .96      2.46     (1.53)
                                             ------    ------    ------    ------   -------
Total from Investment Operations...........    (.10)     2.82       .87      2.38     (1.59)
                                             ------    ------    ------    ------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $10.70    $10.80    $ 7.98    $ 7.11   $  4.73
                                             ======    ======    ======    ======   =======

Total Return* (b)..........................   -.83%    35.21%    12.08%    50.53%   -25.16%
Net Assets at End of the Period
  (In millions)............................  $226.6    $146.9    $ 57.2    $ 47.2   $  23.7
Ratio of Expenses to Average Net Assets*
  (c)......................................   1.47%     1.61%     1.60%     1.60%     1.60%
Ratio of Net Investment Loss to Average Net
  Assets*..................................   (.92%)   (1.06%)   (1.15%)   (1.30%)   (1.20%)
Portfolio Turnover.........................    321%      277%      281%      332%      232%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)...................................     N/A     1.63%     1.74%     1.77%     1.79%
   Ratio of Net Investment Loss to Average
     Net Assets............................     N/A    (1.09%)   (1.29%)   (1.47%)   (1.39%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS B SHARES                              ----------------------------------------------
                                             2007      2006      2005      2004     2003
                                            ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $10.39    $ 7.74    $ 6.95    $ 4.65   $  6.26
                                            ------    ------    ------    ------   -------
  Net Investment Loss (a).................    (.16)     (.16)     (.14)     (.13)     (.10)
  Net Realized and Unrealized Gain/Loss...    (.01)     2.81       .93      2.43     (1.51)
                                            ------    ------    ------    ------   -------
Total from Investment Operations..........    (.17)     2.65       .79      2.30     (1.61)
                                            ------    ------    ------    ------   -------
NET ASSET VALUE, END OF THE PERIOD........  $10.22    $10.39    $ 7.74    $ 6.95   $  4.65
                                            ======    ======    ======    ======   =======

Total Return* (b).........................  -1.64%    34.24%    11.37%    49.46%   -25.60%
Net Assets at End of the Period
  (In millions)...........................  $ 50.6    $ 59.1    $ 43.7    $ 42.9   $  21.8
Ratio of Expenses to Average Net Assets*
  (c).....................................   2.22%     2.36%     2.35%     2.35%     2.35%
Ratio of Net Investment Loss to Average
  Net Assets*.............................  (1.68%)   (1.83%)   (1.91%)   (2.06%)   (1.95%)
Portfolio Turnover........................    321%      277%      281%      332%      232%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)..................................     N/A     2.39%     2.49%     2.52%     2.54%
   Ratio of Net Investment Loss to Average
     Net Assets...........................     N/A    (1.86%)   (2.05%)   (2.23%)   (2.14%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED MARCH 31,
CLASS C SHARES                              ----------------------------------------------
                                             2007      2006      2005      2004     2003
                                            ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $10.38    $ 7.73    $ 6.94    $ 4.65   $  6.25
                                            ------    ------    ------    ------   -------
  Net Investment Loss (a).................    (.16)     (.16)     (.14)     (.13)     (.10)
  Net Realized and Unrealized Gain/Loss...    (.01)     2.81       .93      2.42     (1.50)
                                            ------    ------    ------    ------   -------
Total from Investment Operations..........    (.17)     2.65       .79      2.29     (1.60)
                                            ------    ------    ------    ------   -------
NET ASSET VALUE, END OF THE PERIOD........  $10.21    $10.38    $ 7.73    $ 6.94   $  4.65
                                            ======    ======    ======    ======   =======

Total Return* (b).........................  -1.64%    34.28%    11.22%    49.46%   -25.60%
Net Assets at End of the Period
  (In millions)...........................  $ 31.7    $ 28.0    $ 16.3    $ 18.3   $  10.7
Ratio of Expenses to Average Net Assets*
  (c).....................................   2.22%     2.36%     2.35%     2.35%     2.35%
Ratio of Net Investment Loss to Average
  Net Assets*.............................  (1.68%)   (1.83%)   (1.91%)   (2.06%)   (1.95%)
Portfolio Turnover........................    321%      277%      281%      332%      232%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)..................................     N/A     2.39%     2.49%     2.52%     2.54%
   Ratio of Net Investment Loss to Average
     Net Assets...........................     N/A    (1.86%)   (2.05%)   (2.23%)   (2.14%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2006.

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 2, 2006
CLASS I SHARES                                                              (COMMENCEMENT OF
                                                               YEAR ENDED    OPERATIONS) TO
                                                             MARCH 31, 2007  MARCH 31, 2006
                                                             -------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................     $10.80          $10.00
                                                                 ------          ------
  Net Investment Loss (a)...................................       (.07)           (.01)
  Net Realized and Unrealized Gain..........................        .01             .81
                                                                 ------          ------
Total from Investment Operations............................       (.06)            .80
                                                                 ------          ------
NET ASSET VALUE, END OF THE PERIOD..........................     $10.74          $10.80
                                                                 ======          ======

Total Return* (b)...........................................      -.56%           8.00%**
Net Assets at End of the Period (In millions)...............     $ 15.5          $   .1
Ratio of Expenses to Average Net Assets* (c)................      1.22%           1.36%
Ratio of Net Investment Loss to Average Net Assets*.........      (.67%)          (.68%)
Portfolio Turnover..........................................       321%            277%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............        N/A           1.42%
   Ratio of Net Investment Loss to Average Net Assets.......        N/A           (.75%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended March 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Small Cap Growth Fund (the "Fund") is organized as a separate diversified series of the Van Kampen Equity Trust, a Delaware statutory trust which is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund invests primarily in common stocks and other equity securities of small companies that the Fund's investment adviser believes have above-average potential for capital appreciation. The Fund commenced investment operations on November 27, 2000. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $9,632,786.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $299,861,778
                                                                ============
Gross tax unrealized appreciation...........................    $ 28,707,828
Gross tax unrealized depreciation...........................      (5,408,738)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 23,299,090
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. There were no distributions paid during the years ended March 31, 2007 and 2006.

    Permanent differences, primarily due to the current year net operating loss, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

    ACCUMULATED         ACCUMULATED
NET INVESTMENT LOSS  NET REALIZED GAIN    CAPITAL
    $3,159,612            $1,852        $(3,161,464)

    As of March 31, 2007, the component of distributable earnings on a tax basis was as follows:

Undistributed long-term capital gain........................    $10,779,329

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $23,579 as a result of credits earned on cash balances.

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  -- MARCH 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .80%
Next $500 million...........................................       .75%
Over $1 billion.............................................       .70%

    The Adviser has agreed to waive all expenses in excess of 1.60% of Class A average net assets, 2.35% of Class B average net assets, 2.35% of Class C average net assets and 1.35% of Class I average net assets. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion. For the year ended March 31, 2007, the Adviser did not waive any of its advisory fees.

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $6,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $70,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $661,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $39,695 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  -- MARCH 31, 2007 continued

ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $72,312.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $128,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $73,400. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2007 and 2006, transactions were as follows:

                                             FOR THE                        FOR THE
                                            YEAR ENDED                     YEAR ENDED
                                          MARCH 31, 2007                 MARCH 31, 2006
                                   ----------------------------    --------------------------
                                     SHARES           VALUE          SHARES         VALUE
Sales:
  Class A........................   15,323,552    $ 156,303,037     8,734,875    $ 80,094,584
  Class B........................    1,153,649       11,451,624     1,582,542      13,672,204
  Class C........................    1,173,828       11,584,057     1,309,022      11,470,846
  Class I........................    1,542,191       15,716,858         5,913          59,286
                                   -----------    -------------    ----------    ------------
Total Sales......................   19,193,220    $ 195,055,576    11,632,352    $105,296,920
                                   ===========    =============    ==========    ============
Repurchases:
  Class A........................   (7,767,962)   $ (78,870,319)   (2,291,868)   $(20,584,582)
  Class B........................   (1,895,972)     (18,425,267)   (1,537,688)    (13,167,539)
  Class C........................     (771,053)      (7,449,396)     (720,969)     (6,166,626)
  Class I........................     (106,539)      (1,086,008)          -0-             -0-
                                   -----------    -------------    ----------    ------------
Total Repurchases................  (10,541,526)   $(105,830,990)   (4,550,525)   $(39,918,747)
                                   ===========    =============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees of approximately $16,400 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $946,920,622 and $863,358,286, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares,

VAN KAMPEN SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  -- MARCH 31, 2007 continued

Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $455,500 and $47,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the funds last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN SMALL CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Small Cap Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Small Cap Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Small Cap Growth Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN SMALL CAP GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN SMALL CAP GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN SMALL CAP GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Small Cap Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                               147,247,347,647
                                                                   SCGANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00801P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Value Opportunities Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Value Index and the S&P 500(R) Index from 6/30/01 (first month-end after inception) through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN VALUE
                                                 OPPORTUNITIES FUND       RUSSELL 1000(R) VALUE INDEX       S&P 500(R) INDEX
                                                 ------------------       ---------------------------       ----------------
6/01                                                     9425                        10000                        10000
                                                         7978                         8905                         8532
                                                         8808                         9561                         9445
3/02                                                     9386                         9953                         9472
                                                         8155                         9105                         8203
                                                         6485                         7396                         6786
                                                         7361                         8077                         7358
3/03                                                     7031                         7684                         7127
                                                         8501                         9012                         8224
                                                         9038                         9198                         8441
                                                        10085                        10503                         9469
3/04                                                    10426                        10821                         9629
                                                        10634                        10916                         9795
                                                        10804                        11085                         9612
                                                        11822                        12235                        10500
3/05                                                    11793                        12246                        10274
                                                        11668                        12451                        10415
                                                        11822                        12935                        10790
                                                        12630                        13098                        11015
3/06                                                    13103                        13875                        11479
                                                        12946                        13957                        11313
                                                        13672                        14826                        11954
                                                        14538                        16012                        12755
3/07                                                    14809                        16211                        12836

                            A SHARES           B SHARES           C SHARES          I SHARES
                         since 6/25/01      since 6/25/01      since 6/25/01      since 3/23/05
------------------------------------------------------------------------------------------------
                                  W/MAX              W/MAX              W/MAX
                          W/O     5.75%      W/O     5.00%      W/O     1.00%
AVERAGE ANNUAL           SALES    SALES     SALES    SALES     SALES    SALES       W/O SALES
TOTAL RETURNS           CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE       CHARGES

Since Inception          8.45%     7.34%    7.65%     7.65%    7.65%     7.65%       12.99%

5-Year                   9.55      8.27     8.73      8.51     8.73      8.73           --

1-Year                  13.02      6.51    12.24      7.24    12.24     11.24        13.28
------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursement, the fund's returns would have been lower.

The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is an index of the 1000 largest U.S. companies based on total market capitalization. The S&P 500(R) Index is generally representative of the U.S. stock market. These indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

The U.S. stock market's advance during the 12-month period ended March 31, 2007 was twice interrupted by periods of amplified price volatility. In the second quarter of 2006, concerns about a U.S.-led global economic slowdown, rising inflation, high oil prices and monetary tightening by the Federal Open Market Committee (the "Fed") drove the market into negative territory. The market recovered by August and returned to a steady climb for the remainder of the year. However, at the end of February 2007, the stock markets again encountered significant turbulence. A major sell-off in China's equity market, difficulties in the U.S. subprime mortgage market and comments made by former Fed Chairman Alan Greenspan provoked a modest, renewed sense of risk aversion among investors. Stocks turned upward toward the end of the reporting period, but did not fully rebound to their February high. Nonetheless, for the 12-month period overall, the broad stock market performed well, and value stocks (which comprise the fund's investment universe) continued to outperform their growth stock peers.

PERFORMANCE ANALYSIS

The fund returned 13.02 percent for the 12 months ended March 31, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Russell 1000(R) Value Index and the S&P 500(R) Index returned 16.83 percent and
11.83 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

--------------------------------------------------------------------------------
                                              RUSSELL 1000(R)   S&P 500(R)
      CLASS A   CLASS B   CLASS C   CLASS I     VALUE INDEX       INDEX

      13.02%    12.24%    12.24%    13.28%        16.83%          11.83%
--------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The fund's underperformance relative to the Russell 1000 Value Index was driven, in part, by stock selection in the materials sector. Specifically, the fund's holdings in paper and container stocks lagged the stronger performing areas within the materials sector such as metals and mining. In the consumer staples sector, the fund was hampered by a consumer branded goods company that declined on concerns about its debt levels. However, we viewed the sentiment to be overly negative as the company has valuable, salable assets and the company has refinanced its debt. Within the consumer discretionary sector, a holding in a restaurant stock detracted from performance. The fund's underweight in the energy sector hurt performance relative to the Russell 1000 Value Index. The sector has performed well in an environment of rising commodity prices; however, we consider these stocks' valuations to be expensive and therefore energy stocks have continued to be unattractive investment candidates in our opinion.

Conversely, in the financial sector, stock selection in insurance companies provided gains relative to the Russell 1000 Value Index due to their cheap valuations and a benign 2006 hurricane season. An underweight in banks also added value. Positive contributions from the consumer discretionary sector came from media and auto stocks. Strong performing media holdings included cable stocks, which recovered as overly negative sentiment about the competitive environment diminished, and a radio broadcaster, which benefited from a takeover announcement. An auto parts supplier saw improved performance when investors began to recognize the value of the company's overseas assets. In the industrials sector, an engineering and construction company performed well due to the strong growth in the construction of liquefied natural gas plants, solid demand for engineering services, and diminished concerns about the company's accounting issues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 3/31/07
Abitibi-Consolidated, Inc. (Canada)                               3.5%
MeadWestvaco Corp.                                                3.2
Citigroup, Inc.                                                   3.1
Smurfit-Stone Container Corp.                                     3.0
International Paper Co.                                           2.6
Verizon Communications, Inc.                                      2.6
Children's Place Retail Stores, Inc.                              2.6
Alcoa, Inc.                                                       2.4
Coventry Health Care, Inc.                                        2.4
Pantry, Inc. (The)                                                2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Pharmaceuticals                                                  14.6%
Paper Products                                                   12.4
Property & Casualty Insurance                                     5.0
Packaged Foods & Meats                                            5.0
Other Diversified Financial Services                              4.9
Integrated Telecommunication Services                             4.3
Diversified Banks                                                 4.1
Movies & Entertainment                                            3.8
Paper Packaging                                                   3.0
Household Products                                                2.9
Apparel Retail                                                    2.6
Thrifts & Mortgage Finance                                        2.5
Aluminum                                                          2.4
Managed Health Care                                               2.4
Automotive Retail                                                 2.3
Soft Drinks                                                       2.3
Health Care Equipment                                             2.2
Hypermarkets & Super Centers                                      2.0
Multi-Utilities                                                   2.0
Broadcasting & Cable TV                                           2.0
Reinsurance                                                       1.3
Apparel, Accessories & Luxury Goods                               1.3
Drug Retail                                                       1.3
Life & Health Insurance                                           1.1
Aerospace & Defense                                               1.1
Systems Software                                                  1.1
Asset Management & Custody Banks                                  1.0
Construction & Engineering                                        1.0
Airlines                                                          1.0
Diversified Chemicals                                             1.0
Electronic Manufacturing Services                                 1.0
Investment Banking & Brokerage                                    1.0
Computer Hardware                                                 0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
                                       (continued from previous page)
Semiconductors                                                    0.9%
Multi-Line Insurance                                              0.9
                                                                -----
Total Long-Term Investments                                      98.6
Total Repurchase Agreements                                       1.9
                                                                -----
Total Investments                                               100.5
Liabilities in Excess of Other Assets                            (0.5)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,083.19          $ 6.44
  Hypothetical...............................     1,000.00         1,018.75            6.24
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,079.12           10.37
  Hypothetical...............................     1,000.00         1,014.96           10.05
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,079.10           10.37
  Hypothetical...............................     1,000.00         1,014.96           10.05
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,084.07            4.94
  Hypothetical...............................     1,000.00         1,020.19            4.78
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, 2.00%, 2.00%, and 0.95% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  98.6%
AEROSPACE & DEFENSE  1.1%
L-3 Communications Holdings, Inc. ..........................     33,900    $  2,965,233
                                                                           ------------

AIRLINES  1.0%
Southwest Airlines Co. .....................................    185,500       2,726,850
                                                                           ------------

ALUMINUM  2.4%
Alcoa, Inc. ................................................    192,000       6,508,800
                                                                           ------------

APPAREL, ACCESSORIES & LUXURY GOODS  1.3%
Hanesbrands, Inc. (a).......................................    118,700       3,488,593
                                                                           ------------

APPAREL RETAIL  2.6%
Children's Place Retail Stores, Inc. (a)....................    124,400       6,936,544
                                                                           ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.0%
Bank of New York Co., Inc. .................................     69,200       2,806,060
                                                                           ------------

AUTOMOTIVE RETAIL  2.3%
Pantry, Inc. (The) (a)......................................    139,900       6,326,278
                                                                           ------------

BROADCASTING & CABLE TV  2.0%
Comcast Corp., Class A (a)..................................    206,900       5,369,055
                                                                           ------------

COMPUTER HARDWARE  0.9%
Dell, Inc. (a)..............................................    110,500       2,564,705
                                                                           ------------

CONSTRUCTION & ENGINEERING  1.0%
Chicago Bridge & Iron Co., N.V. (Netherlands)...............     90,900       2,795,175
                                                                           ------------

DIVERSIFIED BANKS  4.1%
Barclays PLC--ADR (United Kingdom)..........................     55,400       3,154,476
Wachovia Corp. .............................................    104,800       5,769,240
Wells Fargo & Co. ..........................................     64,900       2,234,507
                                                                           ------------
                                                                             11,158,223
                                                                           ------------
DIVERSIFIED CHEMICALS  1.0%
Du Pont (E.I.) de Nemours & Co. ............................     54,900       2,713,707
                                                                           ------------

DRUG RETAIL  1.3%
CVS Corp. ..................................................    100,800       3,441,312
                                                                           ------------

ELECTRONIC MANUFACTURING SERVICES  1.0%
Kemet Corp. (a).............................................    343,520       2,627,928
                                                                           ------------

HEALTH CARE EQUIPMENT  2.2%
Cooper Cos, Inc. (The)......................................    124,800       6,067,776
                                                                           ------------

See Notes to Financial Statements                                              9

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS  2.9%
Kimberly-Clark Corp. .......................................     41,600    $  2,849,184
Spectrum Brands, Inc. (a)...................................    794,700       5,030,451
                                                                           ------------
                                                                              7,879,635
                                                                           ------------
HYPERMARKETS & SUPER CENTERS  2.0%
Wal-Mart Stores, Inc. ......................................    119,100       5,591,745
                                                                           ------------

INTEGRATED TELECOMMUNICATION SERVICES  4.3%
AT&T, Inc. .................................................    120,800       4,763,144
Verizon Communications, Inc. ...............................    185,000       7,015,200
                                                                           ------------
                                                                             11,778,344
                                                                           ------------
INVESTMENT BANKING & BROKERAGE  1.0%
Merrill Lynch & Co., Inc. ..................................     31,900       2,605,273
                                                                           ------------

LIFE & HEALTH INSURANCE  1.1%
Metlife, Inc. ..............................................     48,500       3,062,775
                                                                           ------------

MANAGED HEALTH CARE  2.4%
Coventry Health Care, Inc. (a)..............................    115,300       6,462,565
                                                                           ------------

MOVIES & ENTERTAINMENT  3.8%
Time Warner, Inc. ..........................................    254,900       5,026,628
Viacom, Inc., Class B (a)...................................    131,700       5,414,187
                                                                           ------------
                                                                             10,440,815
                                                                           ------------
MULTI-LINE INSURANCE  0.9%
American International Group, Inc. .........................     34,700       2,332,534
                                                                           ------------

MULTI-UTILITIES  2.0%
CMS Energy Corp. ...........................................    303,500       5,402,300
                                                                           ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  4.9%
Bank of America Corp. ......................................     94,800       4,836,696
Citigroup, Inc. ............................................    162,700       8,353,018
                                                                           ------------
                                                                             13,189,714
                                                                           ------------
PACKAGED FOODS & MEATS  5.0%
Cadbury Schweppes PLC--ADR (United Kingdom).................     86,300       4,433,231
Kraft Foods, Inc., Class A..................................     77,700       2,459,982
Sara Lee Corp. .............................................    158,900       2,688,588
Unilever N.V. (Netherlands).................................    133,500       3,900,870
                                                                           ------------
                                                                             13,482,671
                                                                           ------------
PAPER PACKAGING  3.0%
Smurfit-Stone Container Corp. (a)...........................    722,690       8,137,489
                                                                           ------------

PAPER PRODUCTS  12.4%
Abitibi-Consolidated, Inc. (Canada).........................  3,401,900       9,593,358
Bowater, Inc. ..............................................    233,600       5,564,352
Domtar Corp. (Canada) (a)...................................    299,100       2,784,621

 10                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
PAPER PRODUCTS (CONTINUED)
International Paper Co. ....................................    193,175    $  7,031,570
MeadWestvaco Corp. .........................................    279,800       8,629,032
                                                                           ------------
                                                                             33,602,933
                                                                           ------------
PHARMACEUTICALS  14.6%
Abbott Laboratories.........................................     56,100       3,130,380
Bristol-Myers Squibb Co. ...................................    221,000       6,134,960
Eli Lilly & Co. ............................................     88,400       4,747,964
GlaxoSmithKline PLC--ADR (United Kingdom)...................    109,300       6,039,918
Pfizer, Inc. ...............................................    104,680       2,644,217
Roche Holding AG--ADR (Switzerland).........................     31,000       2,729,767
Schering-Plough Corp. ......................................    173,300       4,420,883
Watson Pharmaceuticals, Inc. (a)............................    149,100       3,940,713
Wyeth.......................................................    119,830       5,995,095
                                                                           ------------
                                                                             39,783,897
                                                                           ------------
PROPERTY & CASUALTY INSURANCE  5.0%
Allied World Assurance Holdings, Ltd. (Bermuda).............     68,200       2,915,550
Aspen Insurance Holdings, Ltd. (Bermuda)....................    110,900       2,906,689
Chubb Corp. ................................................     59,200       3,058,864
MBIA, Inc. .................................................     38,500       2,521,365
Travelers Cos., Inc. (The)..................................     42,600       2,205,402
                                                                           ------------
                                                                             13,607,870
                                                                           ------------
REINSURANCE  1.3%
Platinum Underwriters Holdings Ltd. (Bermuda)...............    108,800       3,490,304
                                                                           ------------

SEMICONDUCTORS  0.9%
Intel Corp. ................................................    122,300       2,339,599
                                                                           ------------

SOFT DRINKS  2.3%
Coca-Cola Co. ..............................................    128,100       6,148,800
                                                                           ------------

SYSTEMS SOFTWARE  1.1%
McAfee, Inc. (a)............................................     99,200       2,884,736
                                                                           ------------

THRIFTS & MORTGAGE FINANCE  2.5%
Fannie Mae..................................................     25,600       1,397,248
Freddie Mac.................................................     93,620       5,569,454
                                                                           ------------
                                                                              6,966,702
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  98.6%
  (Cost $241,089,968)...................................................    267,686,940
                                                                           ------------

See Notes to Financial Statements                                             11

VAN KAMPEN VALUE OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 continued

DESCRIPTION                                                                   VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  1.9%
Citigroup Global Markets, Inc. ($1,382,454 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $1,383,065)..........   $  1,382,454
State Street Bank & Trust Co. ($3,867,546 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $3,869,199)..........      3,867,546
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,250,000).....................................................      5,250,000
                                                                           ------------

TOTAL INVESTMENTS  100.5%
  (Cost $246,339,968)...................................................    272,936,940
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)...........................     (1,531,154)
                                                                           ------------

NET ASSETS  100.0%......................................................   $271,405,786
                                                                           ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $246,339,968).......................  $272,936,940
Cash........................................................        11,262
Receivables:
  Investments Sold..........................................     4,121,735
  Dividends.................................................       407,401
  Fund Shares Sold..........................................       349,948
  Interest..................................................         1,509
Other.......................................................        37,903
                                                              ------------
    Total Assets............................................   277,866,698
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,631,517
  Fund Shares Repurchased...................................       288,792
  Investment Advisory Fee...................................       174,103
  Distributor and Affiliates................................       171,497
Trustees' Deferred Compensation and Retirement Plans........        92,635
Accrued Expenses............................................       102,368
                                                              ------------
    Total Liabilities.......................................     6,460,912
                                                              ------------
NET ASSETS..................................................  $271,405,786
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $235,096,965
Net Unrealized Appreciation.................................    26,596,972
Accumulated Net Realized Gain...............................     9,136,418
Accumulated Undistributed Net Investment Income.............       575,431
                                                              ------------
NET ASSETS..................................................  $271,405,786
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $206,305,564 and 15,733,011 shares of
    beneficial interest issued and outstanding).............  $      13.11
    Maximum sales charge (5.75%* of offering price).........          0.80
                                                              ------------
    Maximum offering price to public........................  $      13.91
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $34,440,628 and 2,679,783 shares of
    beneficial interest issued and outstanding).............  $      12.85
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,468,113 and 2,368,905 shares of
    beneficial interest issued and outstanding).............  $      12.86
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $191,481 and 14,580 shares of beneficial
    interest issued and outstanding)........................  $      13.13
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $44,212).....  $ 5,102,606
Interest....................................................      850,842
                                                              -----------
  Total Income..............................................    5,953,448
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,919,006
Distribution (12b-1) and Service Fees
  Class A...................................................      475,866
  Class B...................................................      361,980
  Class C...................................................      283,462
Transfer Agent Fees.........................................      405,130
Reports to Shareholders.....................................       99,619
Professional Fees...........................................       71,863
Accounting and Administrative Expenses......................       69,498
Trustees' Fees and Related Expenses.........................       42,226
Custody.....................................................       24,073
Registration Fees...........................................       16,199
Other.......................................................          453
                                                              -----------
  Total Expenses............................................    3,769,375
  Less Credits Earned on Cash Balances......................        8,861
                                                              -----------
  Net Expenses..............................................    3,760,514
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 2,192,934
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $14,305,521
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,092,428
  End of the Period.........................................   26,596,972
                                                              -----------
Net Unrealized Appreciation During the Period...............   14,504,544
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $28,810,065
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $31,002,999
                                                              ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE          FOR THE
                                                                YEAR ENDED       YEAR ENDED
                                                              MARCH 31, 2007   MARCH 31, 2006
                                                              -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $  2,192,934     $  1,150,317
Net Realized Gain...........................................     14,305,521       21,401,307
Net Unrealized Appreciation/Depreciation During the
  Period....................................................     14,504,544         (576,974)
                                                               ------------     ------------
Change in Net Assets from Operations........................     31,002,999       21,974,650
                                                               ------------     ------------

Distributions from Net Investment Income:
  Class A Shares............................................     (1,928,563)        (750,840)
  Class B Shares............................................       (110,722)             -0-
  Class C Shares............................................        (59,828)             -0-
  Class I Shares............................................         (1,272)          (6,204)
                                                               ------------     ------------
                                                                 (2,100,385)        (757,044)
                                                               ------------     ------------

Distributions from Net Realized Gain:
  Class A Shares............................................    (12,193,991)     (12,029,297)
  Class B Shares............................................     (2,422,455)      (2,828,934)
  Class C Shares............................................     (1,798,599)      (2,228,082)
  Class I Shares............................................         (6,827)         (79,581)
                                                               ------------     ------------
                                                                (16,421,872)     (17,165,894)
                                                               ------------     ------------
Total Distributions.........................................    (18,522,257)     (17,922,938)
                                                               ------------     ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     12,480,742        4,051,712
                                                               ------------     ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     88,005,864      111,880,840
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................     17,400,529       16,268,498
Cost of Shares Repurchased..................................    (84,209,528)     (63,610,302)
                                                               ------------     ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     21,196,865       64,539,036
                                                               ------------     ------------
TOTAL INCREASE IN NET ASSETS................................     33,677,607       68,590,748
NET ASSETS:
Beginning of the Period.....................................    237,728,179      169,137,431
                                                               ------------     ------------
End of the Period (Including accumulated undistributed net
  investment income of $575,431 and $484,531,
  respectively).............................................   $271,405,786     $237,728,179
                                                               ============     ============

See Notes to Financial Statements                                             15

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            YEAR ENDED MARCH 31,
CLASS A SHARES                                 ----------------------------------------------
                                                2007      2006      2005      2004     2003
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...... $12.45    $12.24    $11.02    $ 7.46   $ 10.06
                                               ------    ------    ------    ------   -------
  Net Investment Income (a)...................    .13       .10       .06       .06       .05
  Net Realized and Unrealized Gain/Loss.......   1.47      1.22      1.38      3.54     (2.57)
                                               ------    ------    ------    ------   -------
Total from Investment Operations..............   1.60      1.32      1.44      3.60     (2.52)
                                               ------    ------    ------    ------   -------
Less:
  Distributions from Net Investment Income....    .13       .07       .03       .04       .03
  Distributions from Net Realized Gain........    .81      1.04       .19       -0-       .05
                                               ------    ------    ------    ------   -------
Total Distributions...........................    .94      1.11       .22       .04       .08
                                               ------    ------    ------    ------   -------
NET ASSET VALUE, END OF THE PERIOD............ $13.11    $12.45    $12.24    $11.02   $  7.46
                                               ======    ======    ======    ======   =======

Total Return* (b)............................. 13.02%    11.11%    13.12%    48.29%   -25.09%
Net Assets at End of the Period (In
  millions)................................... $206.3    $171.7    $105.8    $ 52.4   $   7.4
Ratio of Expenses to Average Net Assets*
  (c).........................................  1.28%     1.38%     1.41%     1.45%     1.46%
Ratio of Net Investment Income to
  Average Net Assets*.........................  1.05%      .80%      .55%      .57%      .67%
Portfolio Turnover............................    60%       56%       46%       61%       70%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)......................................    N/A       N/A       N/A     1.71%     2.11%
   Ratio of Net Investment Income to Average
     Net Assets...............................    N/A       N/A       N/A      .31%      .02%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS B SHARES                               -----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.... $12.22    $12.07    $10.92    $ 7.41    $ 10.05
                                             ------    ------    ------    ------    -------
  Net Investment Income/Loss (a)............    .04       .01      (.02)     (.02)      (.01)
  Net Realized and Unrealized Gain/Loss.....   1.44      1.18      1.36      3.53      (2.58)
                                             ------    ------    ------    ------    -------
Total from Investment Operations............   1.48      1.19      1.34      3.51      (2.59)
                                             ------    ------    ------    ------    -------
Less:
  Distributions from Net Investment
    Income..................................    .04       -0-       -0-       -0-        -0-
  Distributions from Net Realized Gain......    .81      1.04       .19       -0-        .05
                                             ------    ------    ------    ------    -------
Total Distributions.........................    .85      1.04       .19       -0-        .05
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.......... $12.85    $12.22    $12.07    $10.92    $  7.41
                                             ======    ======    ======    ======    =======

Total Return* (b)........................... 12.24%    10.18%    12.30%    47.37%    -25.75%
Net Assets at End of the Period (In
  millions)................................. $ 34.4    $ 35.5    $ 34.5    $ 24.2    $  13.6
Ratio of Expenses to Average Net Assets*
  (c).......................................  2.04%     2.13%     2.17%     2.20%      2.21%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.......................   .30%      .05%     (.21%)    (.25%)     (.09%)
Portfolio Turnover..........................    60%       56%       46%       61%        70%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)....................................    N/A       N/A       N/A     2.46%      2.86%
   Ratio of Net Investment Loss to Average
     Net Assets.............................    N/A       N/A       N/A     (.51%)     (.74%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED MARCH 31,
CLASS C SHARES                               -----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.... $12.22    $12.07    $10.92    $ 7.41    $ 10.05
                                             ------    ------    ------    ------    -------
  Net Investment Income/Loss (a)............    .04       .01      (.02)     (.02)       -0-
  Net Realized and Unrealized Gain/Loss.....   1.44      1.18      1.36      3.53      (2.59)
                                             ------    ------    ------    ------    -------
Total from Investment Operations............   1.48      1.19      1.34      3.51      (2.59)
                                             ------    ------    ------    ------    -------
Less:
  Distributions from Net Investment
    Income..................................    .03       -0-       -0-       -0-        -0-
  Distributions from Net Realized Gain......    .81      1.04       .19       -0-        .05
                                             ------    ------    ------    ------    -------
Total Distributions.........................    .84      1.04       .19       -0-        .05
                                             ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE PERIOD.......... $12.86    $12.22    $12.07    $10.92    $  7.41
                                             ======    ======    ======    ======    =======

Total Return* (b)........................... 12.24%    10.18%    12.30%    47.37%    -25.75%
Net Assets at End of the Period (In
  millions)................................. $ 30.5    $ 27.5    $ 27.9    $ 17.8    $   6.1
Ratio of Expenses to Average Net Assets*
  (c).......................................  2.04%     2.13%     2.17%     2.20%      2.21%
Ratio of Net Investment Income/Loss to
  Average Net Assets*.......................   .29%      .05%     (.21%)    (.23%)     (.09%)
Portfolio Turnover..........................    60%       56%       46%       61%        70%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c)....................................    N/A       N/A       N/A     2.46%      2.86%
   Ratio of Net Investment Loss to Average
     Net Assets.............................    N/A       N/A       N/A     (.49%)     (.74%)

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended March 31, 2003.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN VALUE OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED        MARCH 23, 2005
                                                           MARCH 31,        (COMMENCEMENT OF
CLASS I SHARES                                         ------------------    OPERATIONS) TO
                                                        2007       2006      MARCH 31, 2005
                                                       -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.............  $12.46    $  12.24        $12.06
                                                       ------    --------        ------
  Net Investment Income (a)..........................     .17         .13           -0-(b)
  Net Realized and Unrealized Gain...................    1.46        1.21           .18
                                                       ------    --------        ------
Total from Investment Operations.....................    1.63        1.34           .18
                                                       ------    --------        ------
Less:
  Distributions from Net Investment Income...........     .15         .08           -0-
  Distributions from Net Realized Gain...............     .81        1.04           -0-
                                                       ------    --------        ------
Total Distributions..................................     .96        1.12           -0-
                                                       ------    --------        ------
NET ASSET VALUE, END OF THE PERIOD...................  $13.13    $  12.46        $12.24
                                                       ======    ========        ======

Total Return (c).....................................  13.28%      11.33%         1.49%*
Net Assets at End of the Period (In thousands).......  $191.5    $3,040.6        $924.4
Ratio of Expenses to Average Net Assets..............   1.08%       1.13%         1.08%
Ratio of Net Investment Income to Average Net
  Assets.............................................   1.39%       1.02%          .97%
Portfolio Turnover...................................     60%         56%           46%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Opportunities Fund (the "Fund") is organized as a separate diversified series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital growth and income. The Fund commenced investment operations on June 25, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $247,032,541
                                                              ============
Gross tax unrealized appreciation...........................  $ 31,807,126
Gross tax unrealized depreciation...........................    (5,902,727)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 25,904,399
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended March 31, 2007 and 2006 was as follows:

                                                                 2007           2006
Distributions paid from:
  Ordinary income...........................................  $10,162,620    $ 5,770,690
  Long-term capital gain....................................    8,359,637     12,152,248
                                                              -----------    -----------
                                                              $18,522,257    $17,922,938
                                                              ===========    ===========

    Permanent differences, primarily due to investments in other regulated investment companies, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

        ACCUMULATED
     UNDISTRIBUTED NET              ACCUMULATED NET
     INVESTMENT INCOME               REALIZED GAIN                      CAPITAL
          $(1,649)                       $1,649                           $-0-

    As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $2,925,212
Undistributed long-term capital gain........................     7,564,944

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $8,861 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    The Adviser has agreed to waive all expenses in excess of 1.45% of Class A average daily net assets, 2.20% of Class B average daily net assets, 2.20% of Class C average daily net assets, and 1.20% of Class I average daily net assets. For the year ended March 31, 2007, the Adviser did not waive any of its advisory fees. This waiver has been discontinued.

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $5,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $69,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $374,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $35,692 are included in

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

"Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $11,318.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $104,900 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $61,300. Sales charges do not represent expenses of the Fund.

    At March 31, 2007, Morgan Stanley Investments Management, Inc., an affiliate of the Adviser, owned 821 shares of Class I.

3. CAPITAL TRANSACTIONS

For the years ended March 31, 2007 and 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                              YEAR ENDED                    YEAR ENDED
                                            MARCH 31, 2007                MARCH 31, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   5,554,880    $ 70,980,597     7,427,063    $ 91,081,535
  Class B...........................     814,492      10,228,298       855,575      10,355,532
  Class C...........................     527,046       6,564,925       688,787       8,302,257
  Class I...........................      18,199         232,044       174,372       2,141,516
                                      ----------    ------------    ----------    ------------
Total Sales.........................   6,914,617    $ 88,005,864     9,145,797    $111,880,840
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................   1,044,923    $ 13,406,366       979,440    $ 11,753,263
  Class B...........................     189,122       2,382,928       222,027       2,622,144
  Class C...........................     127,195       1,603,927       153,031       1,807,306
  Class I...........................         569           7,308         7,149          85,785
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........   1,361,809    $ 17,400,529     1,361,647    $ 16,268,498
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (4,659,449)   $(59,168,283)   (3,258,076)   $(40,096,847)
  Class B...........................  (1,231,747)    (15,462,551)   (1,024,707)    (12,386,240)
  Class C...........................    (532,707)     (6,617,835)     (907,011)    (10,967,806)
  Class I...........................    (248,305)     (2,960,859)      (12,927)       (159,409)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (6,672,208)   $(84,209,528)   (5,202,721)   $(63,610,302)
                                      ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees

VAN KAMPEN VALUE OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

of approximately $900, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $170,836,302 and $144,686,292, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $461,500 and $10,400 for Class B and Class C Shares, respectively. These amounts may be recovered for future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN VALUE OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Value
Opportunities Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Value Opportunities Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Value Opportunities Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN VALUE OPPORTUNITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2007. For corporate shareholders 44% of the distributions qualify for the dividends received deduction. The Fund designated and paid $8,359,637 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $2,100,385 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2001  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2001  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2001  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2001  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2001  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2001  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN VALUE OPPORTUNITIES FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN VALUE OPPORTUNITIES FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2001  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Value Opportunities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             57, 157, 257, 603
                                                                   OPPANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00893P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Leaders Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index, the Russell 1000(R) Value Index, the Lehman Brothers US Government/Credit Index and the MSCI EAFE Index from 2/28/2006 (first month-end after inception) through 3/31/2007. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                             LEHMAN BROTHERS
                                                                                                  U.S.
                                   VAN KAMPEN                            RUSSELL 1000(R)    GOVERNMENT/CREDIT
                                  LEADERS FUND      S&P 500(R) INDEX       VALUE INDEX            INDEX          MSCI EAFE INDEX
                                  ------------      ----------------     ---------------    -----------------    ---------------
2/06                                   9425               10000               10000               10000               10000
3/06                                   9500               10125               10135                9890               10330
                                       9708               10260               10393                9859               10823
                                       9463                9965               10131                9854               10403
                                       9450                9979               10195                9876               10402
                                       9564               10040               10443               10005               10505
                                       9753               10279               10618               10163               10794
9/06                                   9900               10544               10830               10263               10810
                                      10166               10888               11184               10327               11231
                                      10337               11095               11439               10448               11566
                                      10612               11250               11696               10369               11930
                                      10736               11420               11846               10360               12010
                                      10583               11197               11661               10539               12107
3/07                                  10780               11322               11841               10521               12416

                           A SHARES            B SHARES            C SHARES          I SHARES
                         since 2/27/06       since 2/27/06       since 2/27/06     since 2/27/06
------------------------------------------------------------------------------------------------
                                  W/MAX               W/MAX               W/MAX
                         W/O      5.75%      W/O      5.00%      W/O      1.00%
AVERAGE ANNUAL          SALES     SALES     SALES     SALES     SALES     SALES      W/O SALES
TOTAL RETURNS          CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES      CHARGES

Since Inception        13.15%     7.15%    12.32%     8.67%    12.32%    12.32%       13.49%
1-year                 13.47      7.00     12.56      7.56     12.56     11.56        13.73
------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500(R) Index is generally representative of the U.S. stock market. The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

During the period under review, economies around the globe continued to experience above-trend growth, as the combined effect of low real interest rates, disciplined central bank policies and modest inflation fueled and extended this impressive expansionary cycle.

In the U.S., the post-Hurricane Katrina economy recovered during 2006, boosting corporate profits to 30-year highs. Consumer spending held up remarkably well, in light of a slowing housing market and the "measured" rate increases engineered by the Federal Open Market Committee between June 2004 and June 2006. Merger and acquisition activity also picked up during the year, due to large pools of cash in both public and private hands. Domestic industrial activity, however, paled in comparison to export growth, as machinery, commodities, equipment and technology all benefited from accelerating international demand.

In fact, growth outside the U.S. from both developed and developing economies fueled strong demand for many commodities, including energy, metals and labor. In Europe, a long-awaited consumer-led expansion began to take hold, as cross-border trade and labor negotiations seemed to energize activity. Germany, Europe's largest exporter, as well as France, Spain and the Benelux countries (an economic union formed by Belgium, the Netherlands and Luxembourg) all posted better results than expected. In Japan, some encouraging signs of recovery emerged, as financial institutions began to reduce exposures to non-performing loans, while exporters benefited from growing demand for a number of goods and services from western markets and greater Asia. In the emerging global markets of China, Southeast Asia, India, Eastern Europe, Russia and the Middle East, economies continued to post impressive gains. Domestic budget surpluses and local market discipline provided a more robust foundation than investors have typically seen in similar "high growth" cycles in these economies. This disciplined growth was not lost on the regions' stock markets, which continued to provide the world's highest returns. Finally, Latin America entered the year optimistically, as energy prices helped generate local wealth in Mexico, Brazil and Venezuela, as well as other countries in the region. Export activity also helped nearly every country south of the U.S. By the first quarter of 2007, local elections and unanticipated privatizations had raised some "caution flags"; however, general business activity continued to be robust.

PERFORMANCE ANALYSIS

The fund returned 13.47 percent for the 12 months ended March 31, 2007 (Class A shares, unadjusted for sales charges). The fund outperformed the Lehman Brother's U.S. Government/Credit Index and underperformed the S&P 500(R) Index, the Russell 1000(R) Value Index, and the MSCI EAFE Index which returned 6.38 percent, 11.83 percent, 16.83 percent and 20.20 percent for the period, respectively.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2007

--------------------------------------------------------------------------------------------------------
                                                                                LEHMAN
                                                                               BROTHERS
                                                                                 U.S.        MSCI
                                              S&P 500(R)   RUSSELL 1000(R)   GOVERNMENT/     EAFE
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX        VALUE INDEX     CREDIT INDEX   INDEX

      13.47%    12.56%    12.56%    13.73%      11.83%         16.83%            6.38%      20.20%
--------------------------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Van Kampen Leaders Fund invests in three underlying Van Kampen funds -- Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen International Growth Fund.

During the past year, all three strategies contributed positively to the fund's overall performance, with Van Kampen International Growth Fund returning 19.19 percent, Van Kampen Comstock Fund returning 14.22 percent, and Van Kampen Equity and Income Fund returning 10.96 percent (Class I shares) for the 12 months ended March 31, 2007.

In general, international markets provided superior returns to those available in the U.S., with emerging markets (such as Brazil, China, India and Russia) and continental Europe performing solidly during the period. Within the U.S. equity markets, value dramatically outperformed growth as investors rotated into cyclical sectors such as energy, basic materials and transportation. (Cyclical sectors are those which move in tandem with the economic cycle.) The fund ended the period under review with approximately one-third of its assets invested equally in each of the three underlying affiliated fund strategies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

ASSET ALLOCATION AS OF 3/31/07
Primarily Domestic Equity                                        33.0%
Domestic Blend                                                   33.0
Primarily Foreign Equity                                         32.9
                                                                -----
Total Long-Term Investments                                      98.9
Total Repurchase Agreements                                       1.7
                                                                -----
Total Investments                                               100.6
Liabilities in Excess of Other Assets                           (0.6)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06--3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,088.89           $2.66
  Hypothetical...............................     1,000.00         1,022.43            2.57
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,084.24            6.55
  Hypothetical...............................     1,000.00         1,018.63            6.34
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,084.24            6.55
  Hypothetical...............................     1,000.00         1,018.63            6.34
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,091.10            1.36
  Hypothetical...............................     1,000.00         1,023.63            1.31
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.51%, 1.26%, 1.26% and 0.26% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LEADERS FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                               NUMBER OF
DESCRIPTION                                                      SHARES         VALUE
-----------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS*
INVESTMENT COMPANIES  98.9%
Van Kampen Comstock Fund, Class I...........................     3,436,778   $ 66,054,870
Van Kampen Equity and Income Fund, Class I..................     7,267,278     65,986,885
Van Kampen International Growth Fund, Class I...............     3,038,164     65,897,789
                                                                             ------------

TOTAL LONG-TERM INVESTMENTS  98.9%
  (Cost $187,948,872).....................................................    197,939,544
                                                                             ------------

REPURCHASE AGREEMENTS  1.7%
Citigroup Global Markets, Inc. ($918,213 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.30%,
  dated 03/30/07, to be sold on 04/02/07 at $918,618).....................        918,213
State Street Bank & Trust Co. ($2,568,787 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.13%,
  dated 03/30/07, to be sold on 04/02/07 at $2,569,885)...................      2,568,787
                                                                             ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,487,000).......................................................      3,487,000
                                                                             ------------

TOTAL INVESTMENTS 100.6%
  (Cost $191,435,872).....................................................    201,426,544
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%).............................     (1,174,920)
                                                                             ------------

NET ASSETS  100.0%........................................................   $200,251,624
                                                                             ============

* The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2007, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund's shares outstanding:

UNDERLYING AFFILIATED FUND                                    PERCENT OF SHARES HELD
------------------------------------------------------------------------------------
Van Kampen International Growth Fund                                          10.90%

 8                                             See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $187,948,872).............................................  $197,939,544
Repurchase Agreements (Cost $3,487,000).....................     3,487,000
                                                              ------------
Total Investments (Cost $191,435,872).......................   201,426,544
Cash........................................................            67
Receivables:
  Fund Shares Sold..........................................     2,775,608
  Expense Reimbursement from Adviser........................        10,826
  Interest..................................................         1,002
Other.......................................................         6,380
                                                              ------------
    Total Assets............................................   204,220,427
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     3,349,924
  Fund Shares Repurchased...................................       368,924
  Distributor and Affiliates................................       124,845
  Income Distributions......................................            52
Accrued Expenses............................................       106,253
Trustees' Deferred Compensation and Retirement Plans........        18,805
                                                              ------------
    Total Liabilities.......................................     3,968,803
                                                              ------------
NET ASSETS..................................................  $200,251,624
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $187,224,518
Net Unrealized Appreciation.................................     9,990,672
Accumulated Net Realized Gain...............................     2,880,248
Accumulated Undistributed Net Investment Income.............       156,186
                                                              ------------
NET ASSETS..................................................  $200,251,624
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $130,930,528 and 11,626,362 shares of
    beneficial interest issued and outstanding).............  $      11.26
    Maximum sales charge (5.75%* of offering price).........          0.69
                                                              ------------
    Maximum offering price to public........................  $      11.95
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $37,769,508 and 3,356,059 shares of
    beneficial interest issued and outstanding).............  $      11.25
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,298,002 and 2,781,060 shares of
    beneficial interest issued and outstanding).............  $      11.25
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $253,586 and 22,507 shares of beneficial
    interest issued and outstanding)........................  $      11.27
                                                              ============

See Notes to Financial Statements                                              9

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended March 31, 2007

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $ 1,906,997
Interest....................................................       56,194
                                                              -----------
  Total Income..............................................    1,963,191
                                                              -----------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      159,534
  Class B...................................................      179,313
  Class C...................................................      160,290
Transfer Agent Fees.........................................      169,903
Offering Costs..............................................      160,661
Shareholders Reports........................................       69,327
Registration Fees...........................................       68,720
Professional Fees...........................................       65,647
Accounting and Administrative Expenses......................       40,681
Trustees' Fees and Related Expenses.........................       28,855
Custody.....................................................       10,404
Other.......................................................       12,716
                                                              -----------
    Total Expenses..........................................    1,126,051
    Expense Reduction.......................................      369,402
    Less Credits Earned on Cash Balances....................       12,558
                                                              -----------
    Net Expenses............................................      744,091
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 1,219,100
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain Distributions from Underlying Affiliated
  Funds.....................................................  $ 3,114,319
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       (7,703)
  End of the Period.........................................    9,990,672
                                                              -----------
Net Unrealized Appreciation During the Period...............    9,998,375
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $13,112,694
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $14,331,794
                                                              ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                            FEBRUARY 27, 2006
                                                             FOR THE        (COMMENCEMENT OF
                                                            YEAR ENDED       OPERATIONS) TO
                                                          MARCH 31, 2007     MARCH 31, 2006
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................   $  1,219,100        $    6,132
Realized Gain Distributions from Underlying Affiliated
  Funds.................................................      3,114,319            20,375
Net Unrealized Appreciation/Depreciation During the
  Period................................................      9,998,375            (7,703)
                                                           ------------        ----------
Change in Net Assets from Operations....................     14,331,794            18,804
                                                           ------------        ----------

Distributions from Net Investment Income:
  Class A Shares........................................     (1,172,339)              -0-
  Class B Shares........................................       (184,161)              -0-
  Class C Shares........................................       (162,681)              -0-
  Class I Shares........................................         (3,861)              -0-
                                                           ------------        ----------
                                                             (1,523,042)              -0-
                                                           ------------        ----------

Distributions from Net Realized Gain:
  Class A Shares........................................        (13,991)              -0-
  Class B Shares........................................         (4,040)              -0-
  Class C Shares........................................         (3,517)              -0-
  Class I Shares........................................            (38)              -0-
                                                           ------------        ----------
                                                                (21,586)              -0-
                                                           ------------        ----------
Total Distributions.....................................     (1,544,628)              -0-
                                                           ------------        ----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....     12,787,166            18,804
                                                           ------------        ----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................    190,839,004         8,106,418
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................      1,485,576               -0-
Cost of Shares Repurchased..............................    (12,959,601)          (25,743)
                                                           ------------        ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......    179,364,979         8,080,675
                                                           ------------        ----------
TOTAL INCREASE IN NET ASSETS............................    192,152,145         8,099,479
NET ASSETS:
Beginning of the Period.................................      8,099,479               -0-
                                                           ------------        ----------
End of the Period (Including accumulated undistributed
  net investment income of $156,186 and $27,157,
  respectively).........................................   $200,251,624        $8,099,479
                                                           ============        ==========

See Notes to Financial Statements                                             11

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 27, 2006
                                                                            (COMMENCEMENT OF
CLASS A SHARES                                              YEAR ENDED       OPERATIONS) TO
                                                          MARCH 31, 2007     MARCH 31, 2006
                                                          -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.08             $10.00
                                                              ------             ------
  Net Investment Income (a)..............................       0.16               0.01
  Net Realized and Unrealized Gain.......................       1.18               0.07
                                                              ------             ------
Total from Investment Operations.........................       1.34               0.08
                                                              ------             ------
Less:
  Distributions from Net Investment Income...............       0.16                -0-
  Distributions from Net Realized Gain...................       0.00(e)             -0-
                                                              ------             ------
Total Distributions......................................       0.16                -0-
                                                              ------             ------
NET ASSET VALUE, END OF THE PERIOD.......................     $11.26             $10.08
                                                              ======             ======

Total Return* (b)........................................     13.47%              0.80%**
Net Assets at End of the Period (In millions)............     $130.9             $  5.0
Ratio of Expenses to Average Net Assets* (c) (d).........      0.51%              0.50%
Ratio of Net Investment Income to Average Net Assets*....      1.51%              2.50%
Portfolio Turnover.......................................         0%                 0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      0.89%             24.16%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      1.13%            (21.16%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .84% and .54% at March 31, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

 12                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 27, 2006
                                                                            (COMMENCEMENT OF
CLASS B SHARES                                              YEAR ENDED       OPERATIONS) TO
                                                          MARCH 31, 2007     MARCH 31, 2006
                                                          -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.08             $10.00
                                                              ------             ------
  Net Investment Income (a)..............................       0.08               0.01
  Net Realized and Unrealized Gain.......................       1.18               0.07
                                                              ------             ------
Total from Investment Operations.........................       1.26               0.08
                                                              ------             ------
Less:
  Distributions from Net Investment Income...............       0.09                -0-
  Distributions from Net Realized Gain...................       0.00(e)             -0-
                                                              ------             ------
Total Distributions......................................       0.09                -0-
                                                              ------             ------
NET ASSET VALUE, END OF THE PERIOD.......................     $11.25             $10.08
                                                              ======             ======

Total Return* (b)........................................     12.56%              0.80%**
Net Assets at End of the Period (In millions)............     $ 37.8             $  1.6
Ratio of Expenses to Average Net Assets* (c) (d).........      1.26%              1.25%
Ratio of Net Investment Income to Average Net Assets*....      0.74%              2.54%
Portfolio Turnover.......................................         0%                 0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.64%             27.15%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      0.37%            (23.37%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .84% and .54% at March 31, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

See Notes to Financial Statements                                             13

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 27, 2006
                                                                            (COMMENCEMENT OF
CLASS C SHARES                                              YEAR ENDED       OPERATIONS) TO
                                                          MARCH 31, 2007     MARCH 31, 2006
                                                          -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................    $ 10.08             $10.00
                                                             -------             ------
  Net Investment Income (a)..............................       0.08               0.01
  Net Realized and Unrealized Gain.......................       1.18               0.07
                                                             -------             ------
Total from Investment Operations.........................       1.26               0.08
                                                             -------             ------
Less:
  Distributions from Net Investment Income...............       0.09                -0-
  Distributions from Net Realized Gain...................       0.00(e)             -0-
                                                             -------             ------
Total Distributions......................................       0.09                -0-
                                                             -------             ------
NET ASSET VALUE, END OF THE PERIOD.......................    $ 11.25             $10.08
                                                             =======             ======

Total Return* (b)........................................     12.56%              0.80%**
Net Assets at End of the Period (In millions)............    $  31.3             $  1.3
Ratio of Expenses to Average Net Assets* (c) (d).........      1.26%              1.25%
Ratio of Net Investment Income to Average Net Assets*....      0.75%              2.27%
Portfolio Turnover.......................................         0%                 0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.64%             27.74%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      0.38%            (24.22%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .84% and .54% at March 31, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

 14                                            See Notes to Financial Statements

VAN KAMPEN LEADERS FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            FEBRUARY 27, 2006
                                                                            (COMMENCEMENT OF
CLASS I SHARES                                              YEAR ENDED       OPERATIONS) TO
                                                          MARCH 31, 2007     MARCH 31, 2006
                                                          -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................     $10.09             $10.00
                                                              ------             ------
  Net Investment Income (a)..............................       0.17               0.02
  Net Realized and Unrealized Gain.......................       1.20               0.07
                                                              ------             ------
Total from Investment Operations.........................       1.37               0.09
                                                              ------             ------
Less:
  Distributions from Net Investment Income...............       0.19                -0-
  Distributions from Net Realized Gain...................       0.00(e)             -0-
                                                              ------             ------
Total Distributions......................................       0.19                -0-
                                                              ------             ------
NET ASSET VALUE, END OF THE PERIOD.......................     $11.27             $10.09
                                                              ======             ======

Total Return* (b)........................................     13.73%              0.90%**
Net Assets at End of the Period (In millions)............     $  0.3             $  0.2
Ratio of Expenses to Average Net Assets* (c) (d).........      0.26%              0.25%
Ratio of Net Investment Income to Average Net Assets*....      1.57%              2.43%
Portfolio Turnover.......................................         0%                 0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d).......      1.14%             39.58%
   Ratio of Net Investment Income/Loss to Average Net
     Assets..............................................      0.69%            (36.91%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were .84% and .54% at March 31, 2007 and 2006, respectively.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the year ended March 31, 2007.

(e) Amount is less than $0.01.

See Notes to Financial Statements                                             15

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Leaders Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's principal investment objective is capital appreciation. The Fund's secondary investment objective is income. The Fund invests primarily in a combination of Van Kampen funds (the "Underlying Affiliated Funds") on a fixed percentage allocation basis. The Underlying Affiliated Funds invest in U.S. and foreign equity securities and fixed income and money market securities. The Fund makes approximately equal allocations of its assets to the following three Underlying Affiliated Funds: Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen International Growth Fund. The investment results of the Underlying Affiliated Funds will vary. As a result, the percentage allocation to the Underlying Affiliated Funds will be monitored daily by Van Kampen Asset Management (the "Adviser") and the Fund's allocations to the Underlying Affiliated Funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the predetermined fixed percentage allocation basis. The Fund commenced investment operations on February 27, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by the Adviser or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Affiliated Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $191,435,872
                                                                ============
Gross tax unrealized appreciation...........................    $ 10,583,804
Gross tax unrealized depreciation...........................        (593,132)
                                                                ------------
Net tax unrealized appreciation on investments..............    $  9,990,672
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended March 31, 2007 and the period ended March 31, 2006 was as follows:

                                                                 2007       2006
Distributions paid from:
  Ordinary income...........................................  $1,525,582    $-0-
  Long-term capital gain....................................      19,046     -0-
                                                              ----------    ----
                                                              $1,544,628    $-0-
                                                              ==========    ====

    Permanent differences, primarily due to non-deductible offering/start-up costs and distribution reclassifications from affiliated funds, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME     ACCUMULATED NET REALIZED GAIN    CAPITAL
        $432,971                      $(232,860)            $(200,111)

    As of March 31, 2007, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................    $  174,782
Undistributed long-term capital gain........................     2,880,248

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

G. EXPENSE REDUCTIONS During the year ended March 31, 2007, the Fund's custody fee was reduced by $12,558 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund. The Fund does not directly pay the Adviser a fee pursuant to such agreement, in recognition of the fact that under an investment advisory agreement between the Adviser and each of the Underlying Affiliated Funds, each Underlying Fund pays the Adviser a fee based on the assets of such Underlying Fund. The Fund indirectly bears the investment advisory fee (and other expenses) of the Underlying Affiliated Funds.

    The Adviser waived approximately $369,400 of its other expenses. The Adviser has agreed to waive all expenses in excess of .50% of Class A average net assets, 1.25% of Class B average net assets, 1.25% of Class C average net assets and .25% of Class I average net assets. This waiver is voluntary and can be discontinued at any time after March 31, 2007.

    For the year ended March 31, 2007, the Fund recognized expenses of approximately $13,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $50,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended March 31, 2007, the Fund recognized expenses of approximately $153,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $6,130 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007.

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $668,900 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $45,800. Sales charges do not represent expenses of the Fund.

    At March 31, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 12,605 shares of Class I.

3. CAPITAL TRANSACTIONS

For the year ended March 31, 2007 and the period ended March 31, 2006, transactions were as follows:

                                                  FOR THE                     FOR THE
                                                 YEAR ENDED                PERIOD ENDED
                                               MARCH 31, 2007             MARCH 31, 2006
                                         --------------------------    ---------------------
                                           SHARES         VALUE        SHARES       VALUE
Sales:
  Class A..............................  11,844,029    $125,336,414    501,467    $5,044,335
  Class B..............................   3,454,597      36,601,770    155,325     1,562,737
  Class C..............................   2,742,071      28,835,820    130,375     1,311,576
  Class I..............................       6,049          65,000     18,708       187,770
                                         ----------    ------------    -------    ----------
Total Sales............................  18,046,746    $190,839,004    805,875    $8,106,418
                                         ==========    ============    =======    ==========
Dividend Reinvestment:
  Class A..............................     106,471    $  1,147,503        -0-    $     --0-
  Class B..............................      16,624         180,044        -0-           -0-
  Class C..............................      14,383         155,488        -0-           -0-
  Class I..............................         244           2,541        -0-           -0-
                                         ----------    ------------    -------    ----------
Total Dividend Reinvestment............     137,722    $  1,485,576        -0-    $     --0-
                                         ==========    ============    =======    ==========
Repurchases:
  Class A..............................    (824,293)   $ (8,893,402)    (1,312)   $  (13,234)
  Class B..............................    (269,280)     (2,920,404)    (1,207)      (12,208)
  Class C..............................    (105,739)     (1,120,439)       (30)         (301)
  Class I..............................      (2,494)        (25,356)       -0-           -0-
                                         ----------    ------------    -------    ----------
Total Repurchases......................  (1,201,806)   $(12,959,601)    (2,549)   $  (25,743)
                                         ==========    ============    =======    ==========

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the year ended March 31, 2007, the Fund received redemption fees of less than $100, which are reported as part of "Cost of Shares Repurchased" on the

VAN KAMPEN LEADERS FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT IN UNDERLYING AFFILIATED FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Affiliated Funds were $182,507,380 and $0, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $763,300 and $123,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN LEADERS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Leaders Fund:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Leaders Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and for the period from February 27, 2006 (commencement of operations) through March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and the transfer agent of the Underlying Affiliated Funds. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Leaders Fund at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period from February 27, 2006 (commencement of operations) through March 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN LEADERS FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020


DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2007. For corporate shareholders 79% of the distributions qualify for the dividends received deduction. The Fund designated and paid $19,046 as long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $1,525,582 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LEADERS FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2005  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2005  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2005  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2005  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2005  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2005  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2005  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2005  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2005  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN LEADERS FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2005  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LEADERS FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2005  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2005  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN LEADERS FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2005  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2005  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2005  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Leaders Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            200, 300, 400, 600
                                                                    LFANR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00917P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Asset Allocation Conservative Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers U.S. Aggregate Index and Blended Index (25% S&P 500(R) Index/15% MSCI EAFE Index/60% Lehman Brothers U.S. Aggregate Index) from 9/30/06 (first month-end after inception) through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                         BLENDED INDEX (25% S&P
                                                    VAN KAMPEN ASSET                                      500(R)/15% MSCI EAFE
                                                 ALLOCATION CONSERVATIVE      LEHMAN BROTHERS U.S.      INDEX/60% LEHMAN BROTHERS
                                                          FUND                   AGGREGATE INDEX          U.S. AGGREGATE INDEX)
                                                 -----------------------      --------------------      -------------------------
9/06                                                      9427                        10000                       10000
                                                          9577                        10066                       10179
                                                          9727                        10183                       10344
                                                          9800                        10124                       10393
                                                          9866                        10120                       10441
                                                          9885                        10276                       10499
3/07                                                      9977                        10276                       10568

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 9/25/06         since 9/25/06         since 9/25/06      since 9/25/06
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
AVERAGE                             5.75%                 5.00%                 1.00%
ANNUAL                 W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception          6.16%      0.06%      5.76%      0.76%      5.76%      4.76%        6.39%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Morgan Stanley Capital International
(MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE PERIOD ENDED MARCH 31, 2007

Note: The fund commenced operations on September 25, 2006. This discussion covers the period from the fund's inception through March 31, 2007.

MARKET CONDITIONS

During the period under review, economies around the globe continued to experience above-trend growth, as the combined effect of low real interest rates, disciplined central bank policies and modest inflation fueled and extended this impressive expansionary cycle.

In the U.S., the post-Hurricane Katrina economy recovered during 2006, boosting corporate profits to 30-year highs. Consumer spending held up remarkably well, in light of a slowing housing market and the "measured" rate increases engineered by the Federal Open Market Committee between June 2004 and June 2006. Merger and acquisition activity also picked up during the year, as both public and private investors sought higher returns for their large pools of cash. Domestic industrial activity, however, paled in comparison to export growth, as machinery, commodities, equipment and technology all benefited from accelerating international demand.

In fact, growth outside the U.S. from both developed and developing economies fueled strong demand for many commodities, including energy, metals and labor. In Europe, a long-awaited consumer-led expansion began to take hold, as cross-border trade and labor negotiations seemed to energize activity. Germany, Europe's largest exporter, as well as France, Spain and the Benelux countries (an economic union formed by Belgium, the Netherlands and Luxembourg) all posted better results than expected. In Japan, some encouraging signs of recovery emerged, as financial institutions began to reduce exposures to non-performing loans, while exporters benefited from growing demand for a number of goods and services from western markets and greater Asia. In the emerging global markets of China, Southeast Asia, India, Eastern Europe, Russia and the Middle East, economies continued to post impressive gains. Domestic budget surpluses and local market discipline provided a more robust foundation than investors have typically seen in similar "high growth" cycles in these economies. This disciplined growth was not lost on the regions' stock markets, which continued to provide the world's highest returns. Finally, Latin America entered the year optimistically as energy prices helped generate local wealth in Mexico, Brazil and Venezuela, as well as other countries in the region. Export activity also helped nearly every country south of the U.S. By the first quarter of 2007, local elections and unanticipated privatizations had raised some "caution flags"; however, general business activity continued to be robust.

PERFORMANCE ANALYSIS

The fund returned 6.16 percent since its inception on September 25, 2006 (Class A shares, unadjusted for sales charges) outperforming the fund's benchmarks, the Lehman Brothers U.S. Aggregate Index and the blended index (25 percent S&P 500(R) Index, 15 percent MSCI EAFE Index and 60 percent Lehman Brothers U.S. Aggregate Index), which returned 2.76 percent and 5.68 percent for the period, respectively.*

TOTAL RETURN SINCE INCEPTION THROUGH MARCH 31, 2007

-----------------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                              U.S. AGGREGATE    BLENDED
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX         INDEX

       6.16%     5.76%     5.76%     6.39%         2.76%*        5.68%*
-----------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

* Index total returns are from September 30, 2006 through March 31, 2007.

Van Kampen Asset Allocation Conservative Fund is a "fund of funds" that seeks a high level of long-term total return, consistent with a low level of risk primarily through investments in underlying Van Kampen mutual funds. During the period under review, the fund maintained an asset allocation target of approximately 40 percent of its assets exposed to equity investments and approximately 60 percent of its assets exposed to fixed income investments. The fund's largest exposures include corporate bonds (approximately 20 percent of total net assets), U.S. government securities (approximately 15 percent of total net assets), shorter-term fixed income investments (approximately 15 percent of total assets), and U.S. mortgages (approximately 10 percent of total net assets). The fund's largest equity exposures include U.S. large, mid and small capitalization equities (approximately 20 percent of total net assets), international equity investments (approximately 5 percent of total net assets).

In general, corporate bonds, mortgages, and shorter-maturity fixed income investments outperformed U.S. government bonds during the period under review. In the equity markets, international investments provided superior returns to those available in the U.S., with emerging markets (such as Brazil,

China, India and Russia) and continental Europe performing solidly. Within the U.S. equity markets, value outperformed growth as investors rotated into cyclical sectors such as energy, basic materials and transportation. (Cyclical sectors are those that move in tandem with the economic cycle.)

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

ASSET ALLOCATION AS OF 3/31/2007
Fixed Income                                                     58.5%
U.S. Equity                                                      24.4
Global/International                                             14.7
                                                                -----
Total Long-Term Investments                                      97.6
Total Repurchase Agreements                                       0.4
Other Assets in Excess of Liabilities                             2.0
                                                                -----
Net Assets                                                      100.0%

The fund invests primarily in other Van Kampen mutual funds. The percentages expressed above were calculated by aggregating the investment portfolios of each underlying Van Kampen mutual fund in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,058.42           $2.16
  Hypothetical...............................     1,000.00         1,022.84            2.12
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,055.53            6.00
  Hypothetical...............................     1,000.00         1,019.10            5.89
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,055.53            6.00
  Hypothetical...............................     1,000.00         1,019.10            5.89
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,060.75            0.87
  Hypothetical...............................     1,000.00         1,024.08            0.86
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.42%, 1.17%, 1.17% and 0.17% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that the investment advisory agreement between the Fund and its investment adviser be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On June 14, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, relating to the contract review process. The Board also considered information received about the model portfolio, the investment strategy, portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's projected expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are to be shared. The Board of Trustees considered comparative advisory fees of the Fund, the Underlying Funds and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees also reviewed the potential benefit to the investment adviser of receiving research paid for by the Fund's or the Underlying Funds' assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund and the Underlying Funds. The trustees discussed with the investment adviser the resources available in managing the Fund and the Underlying Funds. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment adviser support its decision to approve the investment advisory contract.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment adviser the performance goals in managing the Fund. When considering a fund's performance, the trustees and the investment adviser discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees noted how the Fund pays an advisory fee of 0.15% directly pursuant to the investment advisory agreement, in recognition of the fact that under investment advisory agreements between the investment adviser and each Underlying Fund, each Underlying Fund pays the investment adviser a fee based on the assets of such Underlying Fund. The trustees discussed this arrangement with the Fund and discussed with the investment adviser the level of advisory fees for this Fund and the Underlying Funds relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees reviewed not only the advisory fee arrangement but other projected fees and expenses (whether payable to the adviser, its affiliates or others) and the Fund's overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. In connection with the Fund, the trustees discussed with the investment adviser its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's projected expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund's expense ratio. The trustees discussed with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee arrangement is appropriate relative to projected asset levels. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees reviewed with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES       VALUE
------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES  97.6%
Van Kampen American Value Fund, Class I.....................    12,361    $  394,703
Van Kampen Corporate Bond Fund, Class I.....................   239,401     1,575,261
Van Kampen Emerging Markets Fund, Class I...................    16,066       395,864
Van Kampen Enterprise Fund, Class I.........................    27,212       395,119
Van Kampen Equity Premium Income Fund, Class I..............    36,430       392,716
Van Kampen Government Securities Fund, Class I..............   118,349     1,183,486
Van Kampen Growth and Income Fund, Class I..................    17,952       394,226
Van Kampen International Growth Fund, Class I...............    36,322       787,815
Van Kampen Limited Duration Fund, Class I...................   105,176     1,183,235
Van Kampen Pace Fund, Class I...............................    34,990       394,334
Van Kampen US Mortgage Fund, Class I........................    59,098       788,373
                                                                          ----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $7,773,188)....................................................    7,885,132
                                                                          ----------

REPURCHASE AGREEMENTS  0.4%
Citigroup Global Markets, Inc. ($9,216 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $9,220).............        9,216
State Street Bank & Trust Co. ($25,784 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $25,795)............       25,784
                                                                          ----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $35,000).......................................................       35,000
                                                                          ----------

TOTAL INVESTMENTS  98.0%
  (Cost $7,808,188)....................................................    7,920,132
OTHER ASSETS IN EXCESS OF LIABILITIES  2.0%............................      163,513
                                                                          ----------

NET ASSETS  100.0%.....................................................   $8,083,645
                                                                          ==========

Percentages are calculated as a percentage of net assets.

 12                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $7,773,188)...............................................  $7,885,132
Repurchase Agreements (Cost $35,000)........................      35,000
Cash........................................................         781
Receivables:
  Fund Shares Sold..........................................     187,612
  Expense Reimbursement from Adviser........................      32,636
  Dividends.................................................      21,513
  Interest..................................................          10
Unamortized Offering Costs..................................      60,958
Other.......................................................       1,805
                                                              ----------
    Total Assets............................................   8,225,447
                                                              ----------
LIABILITIES:
  Investments Purchased.....................................      37,060
  Offering Costs............................................      21,509
  Distributor and Affiliates................................      18,283
  Fund Shares Repurchased...................................         200
Trustees' Deferred Compensation and Retirement Plans........       8,152
Accrued Expenses............................................      56,598
                                                              ----------
      Total Liabilities.....................................     141,802
                                                              ----------
NET ASSETS..................................................  $8,083,645
                                                              ==========
NET ASSETS CONSIST OF:
Capital (Par Value of $.01 per share with an unlimited
  number of shares authorized)..............................  $7,820,111
Net Unrealized Appreciation.................................     111,944
Accumulated Net Realized Gain...............................      37,403
Accumulated Undistributed Net Investment Income.............     114,187
                                                              ----------
NET ASSETS..................................................  $8,083,645
                                                              ==========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $4,616,772 and 440,450 shares of
    beneficial interest issued and outstanding).............  $    10.48
    Maximum sales charge (5.75%* of offering price).........         .64
                                                              ----------
    Maximum offering price to public........................  $    11.12
                                                              ==========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,122,649 and 107,154 shares of
    beneficial interest issued and outstanding).............  $    10.48
                                                              ==========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,819,854 and 173,713 shares of
    beneficial interest issued and outstanding).............  $    10.48
                                                              ==========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $524,370 and 50,000 shares of beneficial
    interest issued and outstanding)........................  $    10.49
                                                              ==========

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period September 25, 2006 (Commencement of Operations) to March 31, 2007

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $ 85,506
Interest....................................................     2,208
                                                              --------
    Total Income............................................    87,714
                                                              --------
EXPENSES:
Offering....................................................    64,042
Professional Fees...........................................    49,214
Reports to Shareholders.....................................    26,610
Accounting and Administrative Expenses......................    13,730
Trustees' Fees and Related Expenses.........................    13,075
Distribution (12b-1) and Service Fees
  Class A...................................................     2,620
  Class B...................................................     3,607
  Class C...................................................     6,480
Transfer Agent Fees.........................................     9,355
Custody.....................................................     7,234
Registration Fees...........................................     5,534
Investment Advisory Fee.....................................     3,482
Other.......................................................     8,845
                                                              --------
    Total Expenses..........................................   213,828
    Expense Reduction ($3,482 Investment Advisory fee and
      $193,650 Other).......................................   197,132
    Less Credits Earned on Cash Balances....................       507
                                                              --------
    Net Expenses............................................    16,189
                                                              --------
NET INVESTMENT INCOME.......................................  $ 71,525
                                                              ========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain Distributions From Underlying Affiliated
  Funds.....................................................    46,826
                                                              --------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................         0
  End of the Period.........................................   111,944
                                                              --------
Net Unrealized Appreciation During the Period...............   111,944
                                                              --------
NET REALIZED AND UNREALIZED GAIN............................  $158,770
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $230,295
                                                              ========

 14                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                  FOR THE PERIOD
                                                                SEPTEMBER 25, 2006
                                                                 (COMMENCEMENT OF
                                                                  OPERATIONS) TO
                                                                  MARCH 31, 2007
                                                                ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................        $   71,525
Realized Gain Distributions From Underlying Affiliated
  Funds.....................................................            46,826
Net Unrealized Appreciation During the Period...............           111,944
                                                                    ----------
Change in Net Assets from Operations........................           230,295
                                                                    ----------

Distributions from Net Investment Income:
  Class A Shares............................................           (37,761)
  Class B Shares............................................            (7,599)
  Class C Shares............................................           (13,886)
  Class I Shares............................................            (7,350)
                                                                    ----------
Total Distributions.........................................           (66,596)
                                                                    ----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........           163,699
                                                                    ----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         8,067,530
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................            41,502
Cost of Shares Repurchased..................................          (189,086)
                                                                    ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         7,919,946
                                                                    ----------
TOTAL INCREASE IN NET ASSETS................................         8,083,645
NET ASSETS:
Beginning of the Period.....................................                 0
                                                                    ----------
End of the Period (Including accumulated undistributed net
  investment income of $114,187)............................        $8,083,645
                                                                    ==========

See Notes to Financial Statements                                             15

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             SEPTEMBER 25, 2006
                                                              (COMMENCEMENT OF
CLASS A SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2007
                                                             ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................         0.18
  Net Realized and Unrealized Gain..........................         0.43
                                                                   ------
Total from Investment Operations............................         0.61
                                                                   ------
Less:
  Distributions from Net Investment Income..................         0.13
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.48
                                                                   ======

Total Return* (b)...........................................        6.16%**
Net Assets at End of the Period (In millions)...............       $  4.6
Ratio of Expenses to Average Net Assets* (c) (d)............        0.42%
Ratio of Net Investment Income to Average Net Assets*.......        3.38%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........        8.91%
   Ratio of Net Investment Loss to Average Net Assets.......      (5.11%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% maybe imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .84% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 16                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             SEPTEMBER 25, 2006
                                                              (COMMENCEMENT OF
CLASS B SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2007
                                                             ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................         0.14
  Net Realized and Unrealized Gain..........................         0.44
                                                                   ------
Total from Investment Operations............................         0.58
                                                                   ------
Less:
  Distributions from Net Investment Income..................         0.10
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.48
                                                                   ======

Total Return* (b)...........................................        5.76%**
Net Assets at End of the Period (In millions)...............       $  1.1
Ratio of Expenses to Average Net Assets* (c) (d)............        1.17%
Ratio of Net Investment Income to Average Net Assets*.......        2.61%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........        9.66%
   Ratio of Net Investment Loss to Average Net Assets.......      (5.88%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .84% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             17

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             SEPTEMBER 25, 2006
                                                              (COMMENCEMENT OF
CLASS C SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2007
                                                             ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................         0.14
  Net Realized and Unrealized Gain..........................         0.44
                                                                   ------
Total from Investment Operations............................         0.59
                                                                   ------
Less:
  Distributions from Net Investment Income..................         0.10
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.48
                                                                   ======

Total Return* (b)...........................................        5.76%**
Net Assets at End of the Period (In millions)...............       $  1.8
Ratio of Expenses to Average Net Assets* (c) (d)............        1.17%
Ratio of Net Investment Income to Average Net Assets*.......        2.64%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........        9.66%
   Ratio of Net Investment Loss to Average Net Assets.......      (5.85%)

**  Non Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .84% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 18                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                             SEPTEMBER 25, 2006
                                                              (COMMENCEMENT OF
CLASS I SHARES                                                 OPERATIONS) TO
                                                               MARCH 31, 2007
                                                             ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $10.00
                                                                   ------
  Net Investment Income (a).................................         0.19
  Net Realized and Unrealized Gain..........................         0.45
                                                                   ------
Total from Investment Operations............................         0.64
                                                                   ------
Less:
  Distributions from Net Investment Income..................         0.15
                                                                   ------
NET ASSET VALUE, END OF THE PERIOD..........................       $10.49
                                                                   ======

Total Return* (b)...........................................        6.39%**
Net Assets at End of the Period (In millions)...............       $  0.5
Ratio of Expenses to Average Net Assets* (c) (d)............        0.17%
Ratio of Net Investment Income to Average Net Assets*.......        3.61%
Portfolio Turnover..........................................           0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........        8.66%
   Ratio of Net Investment Loss to Average Net Assets.......      (4.88%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .84% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             19

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Asset Allocation Conservative Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek a high level of long-term total return, consistent with a low level of risk. The Fund invests primarily in Class I shares of other Van Kampen funds (the "Underlying Affiliated Funds"). Each Underlying Affiliated Fund has its own investment objective and principal investment strategy. The different Underlying Affiliated Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on September 25, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Advisor"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Affiliated Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $7,808,188
                                                              ==========
Gross tax unrealized appreciation...........................  $  141,088
Gross tax unrealized depreciation...........................     (29,144)
                                                              ----------
Net tax unrealized appreciation on investments..............  $  111,944
                                                              ==========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the period ended March 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $66,596

    Permanent differences, primarily due to offering and start-up costs which are not deductible for tax purposes, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

   ACCUMULATED
UNDISTRIBUTED NET   ACCUMULATED NET
INVESTMENT INCOME    REALIZED GAIN    CAPITAL
109,$258.....           $(9,423)      $(99,835)

    As of March 31, 2007, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................  $122,340
Undistributed long-term capital gain........................    37,403

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. EXPENSE REDUCTIONS During the period ended March 31, 2007, the Fund's custody fee was reduced by $507 as a result of credits earned on cash balances.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .15% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Affiliated Funds.

    For the period ended March 31, 2007, the Adviser waived approximately $3,500 of its advisory fees and assumed $193,650 of the Fund's other expenses. The Adviser has agreed to waive all expenses in excess of .40% of Class A average daily net assets, 1.15% of Class B average daily net assets, 1.15% of Class C average daily net assets and .15% of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the period ended March 31, 2007, the Fund recognized expenses of approximately $1,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended March 31, 2007, the Fund recognized expenses of approximately $29,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended March 31, 2007, the Fund recognized expenses of approximately $9,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments of such funds of $1,805 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the period ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $17,300 and contingent deferred sales charges (CDSC) on redeemed shares of Classes B and C of approximately $19. Sales charges do not represent expenses of the Fund.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

    At March 31, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 50,000 shares of Class A, 50,000 shares of Class B, 50,000 shares of Class C and 50,000 shares of Class I.

3. CAPITAL TRANSACTIONS

For the period ended March 31, 2007, transactions were as follows:

                                                              SHARES       VALUE
Sales:
  Class A...................................................  448,045    $4,635,606
  Class B...................................................  111,115     1,133,801
  Class C...................................................  176,342     1,798,123
  Class I...................................................   50,000       500,000
                                                              -------    ----------
Total Sales.................................................  785,502    $8,067,530
                                                              =======    ==========
Dividend Reinvestment:
  Class A...................................................    2,963    $   30,697
  Class B...................................................      263         2,721
  Class C...................................................      781         8,084
  Class I...................................................      -0-           -0-
                                                              -------    ----------
Total Dividend Reinvestment.................................    4,007    $   41,502
                                                              =======    ==========
Repurchases:
  Class A...................................................  (10,558)   $ (109,542)
  Class B...................................................   (4,224)      (43,774)
  Class C...................................................   (3,409)      (35,770)
  Class I...................................................      -0-           -0-
                                                              -------    ----------
Total Repurchases...........................................  (18,191)   $ (189,086)
                                                              =======    ==========

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2007, the Fund received redemption fees of less than $100, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Affiliated Funds were $7,773,188 and $0, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $3,700 and $5,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Asset Allocation Conservative Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Asset Allocation Conservative Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007 and the related statements of operations, changes in net assets, and the financial highlights for the period from September 25, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with the standard of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and the transfer agent of the Underlying Affiliated Funds. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Asset Allocation Conservative Fund at March 31, 2007, the results of its operations, changes in its net assets, and the financial highlights for the period from September 25, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT
VAN KAMPEN INVESTOR SERVICES, INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2007. For corporate shareholders 2% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $66,596 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2006  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2006  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2006  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Asset Allocation Conservative Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Asset Allocation Conservative Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Asset Allocation Conservative Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            107, 207, 307, 607
                                                                AAFCONANN 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00958P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Asset Allocation Moderate Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index and Blended Index (35% S&P 500(R) Index/25% MSCI EAFE Index/40% Lehman Brothers U.S. Aggregate Index) from 9/30/2006 (first month-end after inception) through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                         BLENDED INDEX (35% S&P
                                                                                                          500(R)/25% MSCI EAFE
                                                    VAN KAMPEN ASSET                                    INDEX/40% LEHMAN BROTHERS
                                                ALLOCATION MODERATE FUND        S&P 500(R) INDEX          U.S. AGGREGATE INDEX)
                                                ------------------------        ----------------        -------------------------
9/06                                                       9428                       10000                       10000
                                                           9634                       10326                       10238
                                                           9841                       10522                       10430
                                                           9957                       10670                       10539
                                                          10118                       10831                       10611
                                                          10061                       10619                       10625
3/07                                                      10185                       10738                       10734

                            A SHARES           B SHARES           C SHARES         I SHARES
                         since 9/25/06      since 9/25/06      since 9/25/06     since 9/25/06
----------------------------------------------------------------------------------------------
                                  W/MAX              W/MAX              W/MAX
                          W/O     5.75%      W/O     5.00%      W/O     1.00%
AVERAGE ANNUAL           SALES    SALES     SALES    SALES     SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE      CHARGES

Since Inception          8.67%    2.42%     8.14%    3.14%     8.24%    7.24%        8.90%
----------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE PERIOD ENDED MARCH 31, 2007

NOTE: The fund commenced operations on September 25, 2006. This discussion covers the period from the fund's inception through March 31, 2007.

MARKET CONDITIONS

During the period under review, economies around the globe continued to experience above-trend growth, as the combined effect of low real interest rates, disciplined central bank policies and modest inflation fueled and extended this impressive expansionary cycle.

In the U.S., the post-Hurricane Katrina economy recovered during 2006, boosting corporate profits to 30-year highs. Consumer spending held up remarkably well, in light of a slowing housing market and the "measured" rate increases engineered by the Federal Open Market Committee between June 2004 and June 2006. Merger and acquisition activity also picked up during the year, as both public and private investors sought higher returns for their large pools of cash. Domestic industrial activity, however, paled in comparison to export growth, as machinery, commodities, equipment and technology all benefited from accelerating international demand.

In fact, growth outside the U.S. from both developed and developing economies fueled strong demand for many commodities, including energy, metals and labor. In Europe, a long-awaited consumer-led expansion began to take hold, as cross-border trade and labor negotiations seemed to energize activity. Germany, Europe's largest exporter, as well as France, Spain and the Benelux countries (an economic union formed by Belgium, the Netherlands and Luxembourg) all posted better results than expected. In Japan, some encouraging signs of recovery emerged, as financial institutions began to reduce exposures to non-performing loans, while exporters benefited from growing demand for a number of goods and services from western markets and greater Asia. In the emerging global markets of China, Southeast Asia, India, Eastern Europe, Russia and the Middle East, economies continued to post impressive gains. Domestic budget surpluses and local market discipline provided a more robust foundation than investors have typically seen in similar "high growth" cycles in these economies. This disciplined growth was not lost on the regions' stock markets, which continued to provide the world's highest returns. Finally, Latin America entered the year optimistically as energy prices helped generate local wealth in Mexico, Brazil and Venezuela, as well as other countries in the region. Export activity also helped nearly every country south of the U.S. By the first quarter of 2007, local elections and unanticipated privatizations had raised some "caution flags"; however, general business activity continued to be robust.

PERFORMANCE ANALYSIS

The fund returned 8.67 percent since its inception on September 25, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the S&P 500(R) Index and the blended index (35 percent S&P 500 Index, 25 percent MSCI EAFE Index and 40 percent Lehman Brothers U.S. Aggregate Index), returned
7.38 percent and 7.34 percent for the period, respectively.*

TOTAL RETURN SINCE INCEPTION THROUGH MARCH 31, 2007

------------------------------------------------------------------------------
                                              S&P 500(R)      BLENDED
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX          INDEX

       8.67%     8.14%     8.24%     8.90%       7.38%*         7.34%*
------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

* Index total returns are from September 30, 2006 through March 31, 2007.

Van Kampen Asset Allocation Moderate Fund is a "fund of funds" that seeks a high level of long-term total return, consistent with a moderate level of risk primarily through investments in underlying Van Kampen mutual funds. During the period under review, the fund maintained an asset allocation target of approximately 60 percent of its assets exposed to equity investments and approximately 40 percent of its assets exposed to fixed income investments. Additionally, the fund's largest exposures include U.S. large, mid and small capitalization equities (approximately 30 percent of total net assets), international equities (approximately 24 percent of total net assets), U.S. government and corporate bonds (approximately 20 percent of total net assets), and shorter-term fixed income investments (approximately 12 percent of assets). The fund also holds exposures to mortgages (approximately 8 percent of total net assets) and real estate (approximately 6 percent of total net assets).

In general, corporate bonds, mortgages, and shorter-maturity fixed income investments outperformed U.S. government bonds during the period under review. In the equity markets, international investments provided superior returns to those available in the U.S., with emerging markets (such as Brazil, China, India and Russia) and continental Europe performing solidly. Within the U.S. equity markets, value outperformed growth as investors rotated into cyclical sectors such as energy, basic materials and transportation. (Cyclical sectors are those that move in tandem with the economic cycle.)

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

ASSET ALLOCATION AS OF 3/31/07
Fixed Income                                                     38.7%
U.S. Equity                                                      35.0
Global/International                                             23.2
                                                                -----
Total Long-Term Investments                                      96.9
Total Repurchase Agreements                                       2.5
Other Assets in Excess of Liabilities                             0.6
                                                                -----
Net Assets                                                      100.0%

The fund invests primarily in other Van Kampen mutual funds. The percentages expressed above were calculated by aggregating the investment portfolios of each underlying Van Kampen mutual fund in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,080.24           $2.18
  Hypothetical...............................     1,000.00         1,022.84            2.12
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,074.91            6.00
  Hypothetical...............................     1,000.00         1,019.15            5.84
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,075.90            6.00
  Hypothetical...............................     1,000.00         1,019.15            5.84
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,082.54            0.83
  Hypothetical...............................     1,000.00         1,024.13            0.81
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.42%, 1.16%, 1.16% and 0.16% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that the investment advisory agreement between the Fund and its investment adviser be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On June 14, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, relating to the contract review process. The Board also considered information received about the model portfolio, the investment strategy, portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's projected expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are to be shared. The Board of Trustees considered comparative advisory fees of the Fund, the Underlying Funds and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees also reviewed the potential benefit to the investment adviser of receiving research paid for by the Fund's or the Underlying Funds' assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund and the Underlying Funds. The trustees discussed with the investment adviser the resources available in managing the Fund and the Underlying Funds. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment adviser support its decision to approve the investment advisory contract.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment adviser the performance goals in managing the Fund. When considering a fund's performance, the trustees and the investment adviser discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees noted how the Fund pays an advisory fee of 0.15% directly pursuant to the investment advisory agreement, in recognition of the fact that under investment advisory agreements between the investment adviser and each Underlying Fund, each Underlying Fund pays the investment adviser a fee based on the assets of such Underlying Fund. The trustees discussed this arrangement with the Fund and discussed with the investment adviser the level of advisory fees for this Fund and the Underlying Funds relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees reviewed not only the advisory fee arrangement but other projected fees and expenses (whether payable to the adviser, its affiliates or others) and the Fund's overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. In connection with the Fund, the trustees discussed with the investment adviser its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's projected expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund's expense ratio. The trustees discussed with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee arrangement is appropriate relative to projected asset levels. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees reviewed with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES  96.9%
Van Kampen Comstock Fund, Class I...........................    53,703    $ 1,032,180
Van Kampen Corporate Bond Fund, Class I.....................   156,466      1,029,544
Van Kampen Emerging Markets Fund, Class I...................    58,798      1,448,788
Van Kampen Enterprise Fund, Class I.........................   113,793      1,652,273
Van Kampen Government Securities Fund, Class I..............   206,128      2,061,283
Van Kampen Growth and Income Fund, Class I..................    46,902      1,029,964
Van Kampen High Yield Fund, Class I.........................    95,876      1,030,669
Van Kampen International Growth Fund, Class I...............   161,328      3,499,200
Van Kampen Limited Duration Fund, Class I...................   219,922      2,474,120
Van Kampen Mid Cap Growth Fund, Class I.....................    38,413      1,029,459
Van Kampen Pace Fund, Class I...............................   128,052      1,443,145
Van Kampen Real Estate Securities Fund, Class I.............    39,051      1,254,312
Van Kampen US Mortgage Fund, Class I........................   123,578      1,648,527
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $20,328,540)...................................................    20,633,464
                                                                          -----------

REPURCHASE AGREEMENTS  2.5%
Citigroup Global Markets, Inc. ($138,509 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $138,570)...........       138,509
State Street Bank & Trust Co. ($387,491 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $387,657)...........       387,491
                                                                          -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $526,000)......................................................       526,000
                                                                          -----------

TOTAL INVESTMENTS  99.4%
  (Cost $20,854,540)...................................................    21,159,464
OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%.............................       123,914
                                                                          -----------

NET ASSETS 100.0%  ....................................................   $21,283,378
                                                                          ===========

Percentages are calculated as a percentage of net assets.

See Notes to Financial Statements                                             11

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $20,328,540)..............................................  $20,633,464
Repurchase Agreements (Cost $526,000).......................      526,000
Cash........................................................          964
Receivables:
  Fund Shares Sold..........................................      640,966
  Dividends.................................................       34,399
  Interest..................................................          151
Expense Reimbursement from Adviser..........................       24,275
Unamortized Offering Costs..................................       60,958
Other.......................................................        1,813
                                                              -----------
    Total Assets............................................   21,922,990
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................      528,836
  Offering Costs............................................       21,509
  Distributor and Affiliates................................       18,543
  Fund Shares Repurchased...................................        6,942
Trustees' Deferred Compensation and Retirement Plans........        8,202
Accrued Expenses............................................       55,580
                                                              -----------
    Total Liabilities.......................................      639,612
                                                              -----------
NET ASSETS..................................................  $21,283,378
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $20,742,744
Net Unrealized Appreciation.................................      304,924
Accumulated Net Realized Gain...............................      125,083
Accumulated Undistributed Net Investment Income.............      110,627
                                                              -----------
NET ASSETS..................................................  $21,283,378
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $14,221,721 and 1,326,444 shares of
    beneficial interest issued and outstanding).............  $     10.72
    Maximum sales charge (5.75%* of offering price).........          .65
                                                              -----------
    Maximum offering price to public........................  $     11.37
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $4,202,256 and 393,352 shares of
    beneficial interest issued and outstanding).............  $     10.68
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,322,406 and 217,336 shares of
    beneficial interest issued and outstanding).............  $     10.69
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $536,995 and 50,000 shares of beneficial
    interest issued and outstanding)........................  $     10.74
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period September 25, 2006 (Commencement of Operations) to March 31, 2007

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $    139,077
Interest....................................................         6,077
                                                              ------------
  Total Income..............................................       145,154
                                                              ------------
EXPENSES:
Offering....................................................        64,042
Professional Fees...........................................        46,109
Reports to Shareholders.....................................        26,402
Distribution (12b-1) and Service Fees
  Class A...................................................         7,622
  Class B...................................................         8,436
  Class C...................................................         6,501
Accounting and Administrative Expenses......................        13,139
Trustees' Fees and Related Expenses.........................        12,945
Transfer Agent Fees.........................................         9,817
Custody.....................................................         8,230
Investment Advisory Fee.....................................         7,217
Registration Fees...........................................         3,444
Other.......................................................         6,790
                                                              ------------
    Total Expenses..........................................       220,694
    Expense Reduction ($7,217 Investment Advisory Fee and
      $182,747 Other).......................................       189,964
    Less Credits Earned on Cash Balances....................           954
                                                              ------------
    Net Expenses............................................        29,776
                                                              ------------
NET INVESTMENT INCOME.......................................  $    115,378
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain Distributions From Underlying Affiliated
  Funds.....................................................  $    131,518
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................           -0-
  End of the Period.........................................       304,924
                                                              ------------
Net Unrealized Appreciation During the Period...............       304,924
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $    436,442
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $    551,820
                                                              ============

See Notes to Financial Statements                                             13

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE PERIOD
                                                              SEPTEMBER 25, 2006
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   115,378
Realized Gain Distributions From Underlying Affiliated
  Funds.....................................................         131,518
Net Unrealized Appreciation During the Period...............         304,924
                                                                 -----------
Change in Net Assets from Operations........................         551,820
                                                                 -----------

Distributions from Net Investment Income:
  Class A Shares............................................         (67,987)
  Class B Shares............................................         (15,780)
  Class C Shares............................................         (13,945)
  Class I Shares............................................          (7,315)
                                                                 -----------
Total Distributions.........................................        (105,027)
                                                                 -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         446,793
                                                                 -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................      21,501,869
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................          74,686
Cost of Shares Repurchased..................................        (739,970)
                                                                 -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      20,836,585
                                                                 -----------
TOTAL INCREASE IN NET ASSETS................................      21,283,378
NET ASSETS:
Beginning of the Period.....................................             -0-
                                                                 -----------
End of the Period (Including accumulated undistributed net
  investment income of $110,627)............................     $21,283,378
                                                                 ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS A SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $10.00
                                                                    ------
  Net Investment Income (a).................................           .14
  Net Realized and Unrealized Gain..........................           .72
                                                                    ------
Total from Investment Operations............................           .86
                                                                    ------
Less:
  Distributions from Net Investment Income..................           .14
                                                                    ------
NET ASSET VALUE, END OF THE PERIOD..........................        $10.72
                                                                    ======

Total Return* (b)...........................................         8.67%**
Net Assets at End of the Period (In millions)...............        $ 14.2
Ratio of Expenses to Average Net Assets* (c) (d)............          .42%
Ratio of Net Investment Income to Average Net Assets*.......         2.65%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........         4.37%
   Ratio of Net Investment Loss to Average Net Assets.......        (1.30%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% maybe imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .93% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             15

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS B SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $10.00
                                                                    ------
  Net Investment Income (a).................................           .10
  Net Realized and Unrealized Gain..........................           .71
                                                                    ------
Total from Investment Operations............................           .81
                                                                    ------
Less:
  Distributions from Net Investment Income..................           .13
                                                                    ------
NET ASSET VALUE, END OF THE PERIOD..........................        $10.68
                                                                    ======

Total Return* (b)...........................................         8.14%**
Net Assets at End of the Period (In millions)...............        $  4.2
Ratio of Expenses to Average Net Assets* (c) (d)............         1.17%
Ratio of Net Investment Income to Average Net Assets*.......         1.83%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........         5.12%
   Ratio of Net Investment Loss to Average Net Assets.......        (2.12%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .93% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 16                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS C SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $10.00
                                                                    ------
  Net Investment Income (a).................................           .10
  Net Realized and Unrealized Gain..........................           .72
                                                                    ------
Total from Investment Operations............................           .82
                                                                    ------
Less:
  Distributions from Net Investment Income..................           .13
                                                                    ------
NET ASSET VALUE, END OF THE PERIOD..........................        $10.69
                                                                    ======

Total Return* (b)...........................................         8.24%**
Net Assets at End of the Period (In millions)...............        $  2.3
Ratio of Expenses to Average Net Assets* (c) (d)............         1.17%
Ratio of Net Investment Income to Average Net Assets*.......         1.82%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........         5.12%
   Ratio of Net Investment Loss to Average Net Assets.......        (2.13%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .93% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             17

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS I SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $10.00
                                                                    ------
  Net Investment Income (a).................................           .15
  Net Realized and Unrealized Gain..........................           .74
                                                                    ------
Total from Investment Operations............................           .89
                                                                    ------
Less:
  Distributions from Net Investment Income..................           .15
                                                                    ------
NET ASSET VALUE, END OF THE PERIOD..........................        $10.74
                                                                    ======

Total Return* (b)...........................................         8.90%**
Net Assets at End of the Period (In millions)...............        $   .5
Ratio of Expenses to Average Net Assets* (c) (d)............          .17%
Ratio of Net Investment Income to Average Net Assets*.......         2.77%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c) (d)..........         4.11%
   Ratio of Net Investment Loss to Average Net Assets.......        (1.18%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .93% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 18                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Asset Allocation Moderate Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk. The Fund invests primarily in Class I shares of other Van Kampen funds (the "Underlying Affiliated Funds"). Each Underlying Affiliated Fund has its own investment objective and principal investment strategy. The different Underlying Affiliated Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on September 25, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Advisor"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Affiliated Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $20,854,540
                                                                ===========
Gross tax unrealized appreciation...........................    $   395,750
Gross tax unrealized depreciation...........................        (90,826)
                                                                -----------
Net tax unrealized appreciation on investments..............    $   304,924
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the period ended March 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $105,027

    Permanent differences, primarily due to offering and start-up costs which are not deductible for tax purposes, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

   ACCUMULATED
UNDISTRIBUTED NET   ACCUMULATED NET
INVESTMENT INCOME    REALIZED GAIN    CAPITAL
    $100,276            $(6,435)      $(93,841)

    As of March 31, 2007, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................    $118,831
Undistributed long-term capital gain........................     125,083

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. EXPENSE REDUCTIONS During the period ended March 31, 2007, the Fund's custody fee was reduced by $954 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .15% of the average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Affiliated Funds.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

    For the period ended March 31, 2007, the Adviser waived approximately $7,200 of its advisory fees and assumed approximately $182,800 of the Fund's other expenses. The Adviser has agreed to waive all expenses in excess of .40% of Class A average daily net assets, 1.15% of Class B average daily net assets, 1.15% of Class C average daily net assets and .15% of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the period ended March 31, 2007, the Fund recognized expenses of approximately $2,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended March 31, 2007, the Fund recognized expenses of approximately $25,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended March 31, 2007, the Fund recognized expenses of approximately $9,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments of such funds of $1,813 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the period ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $66,900 and contingent deferred sales charges (CDSC) on redeemed shares of Classes B and C of approximately $400. Sales charges do not represent expenses of the Fund.

    At March 31, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 50,000 shares of Class A, 50,000 shares of Class B, 50,000 shares of Class C and 50,000 shares of Class I.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the period ended March 31, 2007, transactions were as follows:

SALES:                                                         SHARES         VALUE
  Class A...................................................  1,375,799    $14,479,011
  Class B...................................................    403,021      4,222,350
  Class C...................................................    221,270      2,300,508
  Class I...................................................     50,000        500,000
                                                              ---------    -----------
Total Sales.................................................  2,050,090    $21,501,869
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................      5,606    $    58,527
  Class B...................................................        856          8,914
  Class C...................................................        695          7,245
  Class I...................................................        -0-            -0-
                                                              ---------    -----------
Total Dividend Reinvestment.................................      7,157    $    74,686
                                                              =========    ===========
Repurchases:
  Class A...................................................    (54,961)   $  (578,778)
  Class B...................................................    (10,525)      (112,371)
  Class C...................................................     (4,629)       (48,821)
  Class I...................................................        -0-            -0-
                                                              ---------    -----------
Total Repurchases...........................................    (70,115)   $  (739,970)
                                                              =========    ===========

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2007, the Fund received redemption fees of less than $100, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Affiliated Funds were $20,328,540 and $0, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $26,700 and $6,100 for Class B and Class C

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Asset Allocation Moderate Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Asset Allocation Moderate Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007 and the related statements of operations, changes in net assets, and the financial highlights for the period from September 25, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with the standard of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and the transfer agent of the Underlying Affiliated Funds. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Asset Allocation Moderate Fund at March 31, 2007, the results of its operations, changes in its net assets, and the financial highlights for the period from September 25, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES, INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2007. For corporate shareholders 5% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $105,027 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2006  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2006  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE


Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2006  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Asset Allocation Moderate Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Asset Allocation Moderate Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Asset Allocation Moderate Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            119, 219, 319, 619
                                                                AAFMODANN 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00933P-Y03/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Asset Allocation Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the S&P 500(R) Index and Blended Index (50% S&P 500(R) Index/ 30% MSCI EAFE Index/20% Lehman Brothers U.S. Aggregate Index) from 9/30/06 (first month-end after inception) through 3/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                                                         BLENDED INDEX (50% S&P
                                                                                                           500(R)/30%MSCI EAFE
                                                    VAN KAMPEN ASSET                                    INDEX/20%LEHMAN BROTHERS
                                                 ALLOCATION GROWTH FUND         S&P 500(R) INDEX          U.S. AGGREGATE INDEX)
                                                 ----------------------         ----------------        ------------------------
9/06                                                       9428                       10000                       10000
                                                           9634                       10326                       10293
                                                           9841                       10522                       10507
                                                           9957                       10670                       10667
                                                          10118                       10831                       10769
                                                          10061                       10619                       10723
3/07                                                      10185                       10738                       10865

                            A SHARES              B SHARES              C SHARES           I SHARES
                          since 9/25/06         since 9/25/06         since 9/25/06      since 9/25/06
------------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES      CHARGES

Since Inception         10.48%      4.13%      9.95%      4.95%      9.96%      8.96%       10.71%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Standard & Poor's 500(R) Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australia, and the Far East. The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE PERIOD ENDED MARCH 31, 2007

NOTE: The fund commenced operations on September 25, 2006. This discussion covers the period from the fund's inception through March 31, 2007.

MARKET CONDITIONS

During the period under review, economies around the globe continued to experience above-trend growth, as the combined effect of low real interest rates, disciplined central bank policies and modest inflation fueled and extended this impressive expansionary cycle.

In the U.S., the post-Hurricane Katrina economy recovered during 2006, boosting corporate profits to 30-year highs. Consumer spending held up remarkably well, in light of a slowing housing market and the "measured" rate increases engineered by the Federal Open Market Committee between June 2004 and June 2006. Merger and acquisition activity also picked up during the year, as both public and private investors sought higher returns for their large pools of cash. Domestic industrial activity, however, paled in comparison to export growth, as machinery, commodities, equipment and technology all benefited from accelerating international demand.

In fact, growth outside the U.S. from both developed and developing economies fueled strong demand for many commodities, including energy, metals and labor. In Europe, a long-awaited consumer-led expansion began to take hold, as cross-border trade and labor negotiations seemed to energize activity. Germany, Europe's largest exporter, as well as France, Spain and the Benelux countries (an economic union formed by Belgium, the Netherlands and Luxembourg) all posted better results than expected. In Japan, some encouraging signs of recovery emerged, as financial institutions began to reduce exposures to non-performing loans, while exporters benefited from growing demand for a number of goods and services from western markets and greater Asia. In the emerging global markets of China, Southeast Asia, India, Eastern Europe, Russia and the Middle East, economies continued to post impressive gains. Domestic budget surpluses and local market discipline provided a more robust foundation than investors have typically seen in similar "high growth" cycles in these economies. This disciplined growth was not lost on the regions' stock markets, which continued to provide the world's highest returns. Finally, Latin America entered the year optimistically as energy prices helped generate local wealth in Mexico, Brazil and Venezuela, as well as other countries in the region. Export activity also helped nearly every country south of the U.S. By the first quarter of 2007, local elections and unanticipated privatizations had raised some "caution flags"; however, general business activity continued to be robust.

PERFORMANCE ANALYSIS

The fund returned 10.48 percent since its inception on September 25, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the S&P 500(R) Index and the blended index (50 percent S&P 500 Index, 30 percent MSCI EAFE Index and 20 percent Lehman Brothers U.S. Aggregate Index), returned
7.38 percent and 8.65 percent for the period, respectively.*

TOTAL RETURN SINCE INCEPTION THROUGH MARCH 31, 2007

------------------------------------------------------------------------
                                              S&P 500(R)   BLENDED
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX       INDEX

      10.48%     9.95%     9.96%    10.71%       7.38%*     8.65%*
------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

* Index total returns are from September 30, 2006 through March 31, 2007.

Van Kampen Asset Allocation Growth Fund is a "fund of funds" that seeks a high level of long-term total return, consistent with a high level of risk primarily through investments in underlying Van Kampen mutual funds. During the period under review, the fund maintained an asset allocation target of approximately 80 percent of its assets exposed to equity investments and approximately 20 percent of its assets exposed to fixed income investments. The fund's largest exposures include U.S. large, mid and small capitalization equities (approximately 44 percent of total net assets), international equities (approximately 30 percent of total net assets), U.S. government and corporate bonds (approximately 10 percent of total net assets), and shorter-term fixed income investments (approximately 5 percent of total net assets). The fund also holds exposures to mortgages (approximately 5 percent of total net assets) and real estate (approximately 6 percent of total net assets).

In general, corporate bonds, mortgages, and shorter-maturity fixed income investments outperformed U.S. government bonds during the period under review. In the equity markets, international investments provided superior returns to those available in the U.S., with emerging markets (such as Brazil, China, India and Russia) and continental Europe performing solidly. Within the U.S. equity markets, value outperformed growth as investors rotated into cyclical sectors such as energy, basic materials and transportation. (Cyclical sectors are those that move in tandem with the economic cycle.)

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

ASSET ALLOCATION AS OF 3/31/07
U.S. Equity                                                      49.2%
Global/International                                             29.5
Fixed Income                                                     19.7
                                                                -----
Total Long-Term Investments                                      98.4
Total Repurchase Agreements                                       1.3
Other Assets in Excess of Liabilities                             0.3
                                                                -----
Net Assets                                                      100.0%

The fund invests primarily in other Van Kampen mutual funds. The percentages expressed above were calculated by aggregating the investment portfolios of each underlying Van Kampen mutual fund in the proportion in which they are held by the fund.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell securities in the categories mentioned above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,096.06          $ 2.19
  Hypothetical...............................     1,000.00         1,022.84            2.12
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,090.73            6.05
  Hypothetical...............................     1,000.00         1,019.15            5.84
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,090.88            6.05
  Hypothetical...............................     1,000.00         1,019.15            5.84
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,098.33            0.84
  Hypothetical...............................     1,000.00         1,024.13            0.81
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.42%, 1.16%, 1.16% and 0.16% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

The Investment Company Act of 1940 requires that the investment advisory agreement between the Fund and its investment adviser be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On June 14, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, relating to the contract review process. The Board also considered information received about the model portfolio, the investment strategy, portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's projected expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are to be shared. The Board of Trustees considered comparative advisory fees of the Fund, the Underlying Funds and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees also reviewed the potential benefit to the investment adviser of receiving research paid for by the Fund's or the Underlying Funds' assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund and the Underlying Funds. The trustees discussed with the investment adviser the resources available in managing the Fund and the Underlying Funds. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment adviser support its decision to approve the investment advisory contract.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment adviser the performance goals in managing the Fund. When considering a fund's performance, the trustees and the investment adviser discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees noted how the Fund pays an advisory fee of 0.15% directly pursuant to the investment advisory agreement, in recognition of the fact that under investment advisory agreements between the investment adviser and each Underlying Fund, each Underlying Fund pays the investment adviser a fee based on the assets of such Underlying Fund. The trustees discussed this arrangement with the Fund and discussed with the investment adviser the level of advisory fees for this Fund and the Underlying Funds relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees reviewed not only the advisory fee arrangement but other projected fees and expenses (whether payable to the adviser, its affiliates or others) and the Fund's overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. In connection with the Fund, the trustees discussed with the investment adviser its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's projected expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund's expense ratio. The trustees discussed with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee arrangement is appropriate relative to projected asset levels. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees reviewed with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING AFFILIATED FUNDS
INVESTMENT COMPANIES  98.4%
Van Kampen Comstock Fund, Class I...........................   112,119    $ 2,154,925
Van Kampen Corporate Bond Fund, Class I.....................   204,225      1,343,798
Van Kampen Emerging Markets Fund, Class I...................    87,673      2,160,260
Van Kampen Enterprise Fund, Class I.........................   222,935      3,237,016
Van Kampen Growth and Income Fund, Class I..................    98,030      2,152,736
Van Kampen High Yield Fund, Class I.........................   125,167      1,345,548
Van Kampen International Growth Fund, Class I...............   272,637      5,913,489
Van Kampen Limited Duration Fund, Class I...................   119,613      1,345,646
Van Kampen Mid Cap Growth Fund, Class I.....................    60,195      1,613,238
Van Kampen Pace Fund, Class I...............................   238,881      2,692,192
Van Kampen Real Estate Securities Fund, Class I.............    50,941      1,636,213
Van Kampen US Mortgage Fund, Class I........................   100,796      1,344,618
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $26,525,261)...................................................    26,939,679
                                                                          -----------

REPURCHASE AGREEMENTS  1.3%
Citigroup Global Markets, Inc. ($95,850 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.30%, dated 03/30/07, to be sold on 04/02/07 at $95,892)............        95,850
State Street Bank & Trust Co. ($268,150 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.13%, dated 03/30/07, to be sold on 04/02/07 at $268,264)...........       268,150
                                                                          -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $364,000)......................................................       364,000
                                                                          -----------

TOTAL INVESTMENTS  99.7%
  (Cost $26,889,261)...................................................    27,303,679
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%............................        89,269
                                                                          -----------

NET ASSETS  100.0%.....................................................   $27,392,948
                                                                          ===========

Percentages are calculated as a percentage of net assets.

See Notes to Financial Statements                                             11

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Investments in Underlying Affiliated Funds (Cost
  $26,525,261)..............................................  $26,939,679
Repurchase Agreements (Cost $364,000).......................      364,000
Cash........................................................          972
Receivables:
  Fund Shares Sold..........................................      446,333
  Dividends.................................................       24,225
  Interest..................................................          105
Expense Reimbursement from Adviser..........................       22,299
Unamortized Offering Costs..................................       60,958
Other.......................................................        1,813
                                                              -----------
    Total Assets............................................   27,860,384
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................      362,645
  Offering Cost.............................................       21,509
  Distributor and Affiliates................................       18,070
Trustees' Deferred Compensation and Retirement Plans........        8,202
Accrued Expenses............................................       57,010
                                                              -----------
    Total Liabilities.......................................      467,436
                                                              -----------
NET ASSETS..................................................  $27,392,948
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $26,741,632
Net Unrealized Appreciation.................................      414,418
Accumulated Net Realized Gain...............................      143,753
Accumulated Undistributed Net Investment Income.............       93,145
                                                              -----------
NET ASSETS..................................................  $27,392,948
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $19,821,833 and 1,818,093 shares of
    beneficial interest issued and outstanding).............        10.90
    Maximum sales charge (5.75%* of offering price).........          .66
                                                              -----------
    Maximum offering price to public........................  $     11.56
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,968,482 and 365,466 shares of
    beneficial interest issued and outstanding).............  $     10.86
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,056,654 and 281,509 shares of
    beneficial interest issued and outstanding).............  $     10.86
                                                              ===========
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $545,979 and 50,000 shares of beneficial
    interest issued and outstanding)........................  $     10.92
                                                              ===========

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Period September 25, 2006 (Commencement of Operations) to March 31, 2007

INVESTMENT INCOME:
Dividends From Underlying Affiliated Funds..................  $106,578
Interest....................................................     8,397
                                                              --------
    Total Income............................................   114,975
                                                              --------
EXPENSES:
Offering....................................................    64,042
Professional Fees...........................................    42,389
Distribution (12b-1) and Service Fees
  Class A...................................................     9,110
  Class B...................................................     9,914
  Class C...................................................     8,427
Reports to Shareholders.....................................    26,610
Accounting and Administrative Expenses......................    13,941
Trustees' Fees and Related Expenses.........................    13,800
Transfer Agent Fees.........................................    10,158
Investment Advisory Fee.....................................     8,625
Custody.....................................................     8,203
Registration Fees...........................................     3,580
Other.......................................................     7,349
                                                              --------
    Total Expenses..........................................   226,148
    Expense Reduction ($8,625 Investment Advisory Fee and
      $180,428 Other).......................................   189,053
    Less Credits Earned on Cash Balances....................     1,019
                                                              --------
    Net Expenses............................................    36,076
                                                              --------
NET INVESTMENT INCOME.......................................  $ 78,899
                                                              ========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain Distributions From Underlying Affiliated
  Funds.....................................................  $152,682
                                                              --------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       -0-
  End of the Period.........................................   414,418
                                                              --------
Net Unrealized Appreciation During the Period...............   414,418
                                                              --------
NET REALIZED AND UNREALIZED GAIN............................  $567,100
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $645,999
                                                              ========

See Notes to Financial Statements                                             13

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE PERIOD
                                                              SEPTEMBER 25, 2006
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $    78,899
Realized Gain Distributions From Underlying Affiliated
  Funds.....................................................         152,682
Net Unrealized Appreciation During the Period...............         414,418
                                                                 -----------
Change in Net Assets from Operations........................         645,999
                                                                 -----------

Distributions from Net Investment Income:
  Class A Shares............................................         (48,344)
  Class B Shares............................................         (17,413)
  Class C Shares............................................         (18,702)
  Class I Shares............................................          (7,345)
                                                                 -----------
Total Distributions.........................................         (91,804)
                                                                 -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         554,195
                                                                 -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................      27,820,680
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................          61,492
Cost of Shares Repurchased..................................      (1,043,419)
                                                                 -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      26,838,753
                                                                 -----------
TOTAL INCREASE IN NET ASSETS................................      27,392,948
NET ASSETS:
Beginning of the Period.....................................             -0-
                                                                 -----------
End of the Period (Including accumulated undistributed net
  investment income of $93,145).............................     $27,392,948
                                                                 ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS A SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $ 10.00
                                                                   -------
  Net Investment Income (a).................................           .09
  Net Realized and Unrealized Gain..........................           .95
                                                                   -------
Total from Investment Operations............................          1.04
                                                                   -------
Less:
  Distributions from Net Investment Income..................          0.14
                                                                   -------
NET ASSET VALUE, END OF THE PERIOD..........................       $ 10.90
                                                                   -------

Total Return* (b)...........................................        10.48%**
Net Assets at End of the Period (In millions)...............       $  19.8
Ratio of Expenses to Average Net Assets* (c)(d).............          .42%
Ratio of Net Investment Income to Average Net Assets*.......         1.61%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)(d)...........         3.71%
   Ratio of Net Investment Loss to Average Net Assets.......        (1.68%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% maybe imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .96% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             15

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS B SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $ 10.00
                                                                   -------
  Net Investment Income (a).................................           .04
  Net Realized and Unrealized Gain..........................           .95
                                                                   -------
Total from Investment Operations............................           .99
                                                                   -------
Less:
  Distributions from Net Investment Income..................          0.13
                                                                   -------
NET ASSET VALUE, END OF THE PERIOD..........................       $ 10.86
                                                                   =======

Total Return* (b)...........................................         9.95%**
Net Assets at End of the Period (In millions)...............       $   4.0
Ratio of Expenses to Average Net Assets * (c)(d)............         1.17%
Ratio of Net Investment Income to Average Net Assets *......          .82%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)(d)...........         4.46%
   Ratio of Net Investment Loss to Average Net Assets.......        (2.47%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .96% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 16                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS C SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $ 10.00
                                                                   -------
  Net Investment Income (a).................................           .05
  Net Realized and Unrealized Gain..........................           .94
                                                                   -------
Total from Investment Operations............................           .99
                                                                   -------
Less:
  Distributions from Net Investment Income..................          0.13
                                                                   -------
NET ASSET VALUE, END OF THE PERIOD..........................       $ 10.86
                                                                   =======

Total Return* (b)...........................................         9.96%**
Net Assets at End of the Period (In millions)...............       $   3.1
Ratio of Expenses to Average Net Assets* (c)(d).............         1.17%
Ratio of Net Investment Income to Average Net Assets *......          .86%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)(d)...........         4.46%
   Ratio of Net Investment Loss to Average Net Assets.......        (2.43%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .96% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

See Notes to Financial Statements                                             17

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              SEPTEMBER 25, 2006
CLASS I SHARES                                                  (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                MARCH 31, 2007
                                                              ------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................       $ 10.00
                                                                   -------
  Net Investment Income (a).................................           .10
  Net Realized and Unrealized Gain..........................           .97
                                                                   -------
Total from Investment Operations............................          1.07
                                                                   -------
Less:
  Distributions from Net Investment Income..................          0.15
                                                                   -------
NET ASSET VALUE, END OF THE PERIOD..........................       $ 10.92
                                                                   =======

Total Return* (b)...........................................        10.71%**
Net Assets at End of the Period (In millions)...............       $    .5
Ratio of Expenses to Average Net Assets* (c)(d).............          .17%
Ratio of Net Investment Income to Average Net Assets*.......         1.78%
Portfolio Turnover..........................................            0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)(d)...........         3.46%
   Ratio of Net Investment Loss to Average Net Assets.......        (1.51%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds was .96% for the period ended March 31, 2007.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended March 31, 2007.

 18                                            See Notes to Financial Statements

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Asset Allocation Growth Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek a high level of long-term total return, consistent with a high level of risk. The Fund invests primarily in Class I shares of other Van Kampen funds (the "Underlying Affiliated Funds"). Each Underlying Affiliated Fund has its own investment objective and principal investment strategy. The different Underlying Affiliated Funds invest in varying percentages of equity securities and/or fixed income securities. The Fund commenced investment operations on September 25, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The assets of the Fund consist primarily of shares of the Underlying Affiliated Funds, which are valued at their respective net asset values. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Advisor"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund incurs a proportionate share of the expenses of the Underlying Affiliated Funds in addition to any expenses of the Fund. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $26,889,261
                                                              -----------
Gross tax unrealized appreciation...........................  $   553,268
Gross tax unrealized depreciation...........................     (138,850)
                                                              -----------
Net tax unrealized appreciation on investments..............  $   414,418
                                                              ===========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the period ended March 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $91,804

    Permanent differences, primarily due to offering and start-up costs which are not deductible for tax purposes, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

   ACCUMULATED
UNDISTRIBUTED NET   ACCUMULATED NET
INVESTMENT INCOME    REALIZED GAIN    CAPITAL
    $106,050            $(8,929)      $(97,121)

    As of March 31, 2007, the components of distributable earnings on a taxable basis were as follows:

Undistributed ordinary income...............................  $101,348
Undistributed long-term capital gain........................   143,753

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve month period.

G. EXPENSE REDUCTIONS During the period ended March 31, 2007, the Fund's custody fee was reduced by $1,019 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .15% of the

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

average daily net assets of the Fund. The Fund also indirectly bears the investment advisory fees (and other expenses) of the Underlying Affiliated Funds.

    For the period ended March 31, 2007, the Adviser waived approximately $8,600 of its advisory fees and assumed approximately $180,400 of the Fund's other expenses. The Adviser has agreed to waive all expenses in excess of .40% of Class A average daily net assets, 1.15% of Class B average daily net assets, 1.15% of Class C average daily net assets and .15% of Class I average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the period ended March 31, 2007, the Fund recognized expenses of approximately $1,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended March 31, 2007, the Fund recognized expenses of approximately $24,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc.(VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended March 31, 2007, the Fund recognized expenses of approximately $9,800 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments of such funds of $1,813 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the period ended March 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $66,900 and contingent deferred sales charges (CDSC) on redeemed shares of Classes B and C of approximately $1,900. Sales charges do not represent expenses of the Fund.

    At March 31, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 50,000 shares of Class A, 50,000 shares of Class B, 50,000 shares of Class C and 50,000 shares of Class I.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the period ended March 31, 2007, transactions were as follows:

                                                               SHARES         VALUE
Sales:
  Class A...................................................  1,883,467    $20,214,042
  Class B...................................................    377,365      3,986,068
  Class C...................................................    295,931      3,120,570
  Class I...................................................     50,000        500,000
                                                              ---------    -----------
Total Sales.................................................  2,606,763    $27,820,680
                                                              =========    ===========
Dividend Reinvestment:
  Class A...................................................      3,808    $    40,366
  Class B...................................................        974         10,303
  Class C...................................................      1,023         10,823
  Class I...................................................        -0-            -0-
                                                              ---------    -----------
Total Dividend Reinvestment.................................      5,805    $    61,492
                                                              =========    ===========
Repurchases:
  Class A...................................................    (69,182)   $  (741,418)
  Class B...................................................    (12,873)      (137,657)
  Class C...................................................    (15,445)      (164,344)
  Class I...................................................        -0-            -0-
                                                              ---------    -----------
Total Repurchases...........................................    (97,500)   $(1,043,419)
                                                              =========    ===========

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2007, the Fund received redemption fees of approximately $200, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

During the period, the cost of purchases and proceeds from sales of investments in Underlying Affiliated Funds were $26,525,261 and $0, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 continued

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $41,400 and $8,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Asset Allocation Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Asset Allocation Growth Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007 and the related statements of operations, changes in net assets, and the financial highlights for the period from September 25, 2006 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with the standard of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and the transfer agent of the Underlying Affiliated Funds. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Asset Allocation Growth Fund at March 31, 2007, the results of its operations, changes in its net assets, and the financial highlights for the period from September 25, 2006 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 17, 2007

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS, INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES, INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 FOR FEDERAL INCOME TAX PURPOSES, THE FOLLOWING INFORMATION IS FURNISHED WITH RESPECT TO THE DISTRIBUTIONS PAID BY THE FUND DURING ITS TAXABLE YEAR ENDED MARCH 31, 2007. FOR CORPORATE SHAREHOLDERS 11% OF THE DISTRIBUTIONS QUALIFY FOR THE DIVIDENDS RECEIVED DEDUCTION. CERTAIN DIVIDENDS PAID BY THE FUND MAY BE SUBJECT TO A MAXIMUM TAX RATE OF 15%. THE FUND INTENDS TO DESIGNATE UP TO A MAXIMUM OF $91,804 AS TAXED AT A MAXIMUM OF 15%. IN JANUARY, THE FUND PROVIDES TAX INFORMATION TO SHAREHOLDERS FOR THE PRECEDING CALENDAR YEAR.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2006  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2006  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2006  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

  Van Kampen Asset Allocation Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Asset Allocation Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Asset Allocation Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            109, 209, 309, 609
                                                                AAFGRWANN 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00934P-Y03/07

                  VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TOP TEN HOLDINGS AS OF 3/31/07
iShares Russell 2000 Index Fund                                   5.0%
iShares Russell 2000 Value Index Fund                             2.0
Giant Industries, Inc.                                            1.2
NorthWestern Corp.                                                1.1
Steel Technologies, Inc.                                          1.1
Rent-A-Center, Inc.                                               1.1
Phoenix Cos., Inc./The                                            1.1
IDACORP, Inc.                                                     1.1
Greif, Inc., Class A                                              1.1
Ohio Casualty Corp.                                               1.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 3/31/07
Regional Banks                                                    7.7%
Investment Companies                                              7.0
Property & Casualty Insurance                                     5.9
Broadcasting & Cable TV                                           4.2
Mortgage REIT's                                                   3.5
Life & Health Insurance                                           3.2
Thrifts & Mortgage Finance                                        3.0
Multi-Utilities                                                   2.9
Steel                                                             2.9
Automotive Retail                                                 2.7
Apparel, Accessories & Luxury Goods                               2.6
Integrated Telecommunication Services                             2.6
Gas Utilities                                                     2.3
Home Furnishings                                                  2.2
Electric Utilities                                                2.0
Electrical Components & Equipment                                 1.9
Packaged Foods & Meats                                            1.9
Oil & Gas Refining & Marketing                                    1.9
Specialty Chemicals                                               1.8
Investment Banking & Brokerage                                    1.8
Leisure Products                                                  1.8
Data Processing & Outsourced Services                             1.5
Technology Distributors                                           1.4
Home Furnishing Retail                                            1.1
Metal & Glass Containers                                          1.1
Food Retail                                                       1.0
Computer Storage & Peripherals                                    1.0
Office Services & Supplies                                        1.0
Commercial Printing                                               1.0
Consumer Finance                                                  1.0
Trucking                                                          1.0
Specialty Stores                                                  1.0
Managed Health Care                                               1.0
Footwear                                                          1.0
Asset Management & Custody Banks                                  1.0
Diversified Metals & Mining                                       0.9
Diversified Chemicals                                             0.9
Air Freight & Logistics                                           0.9
Communications Equipment                                          0.9

Publishing                                                        0.9
Movies & Entertainment                                            0.9
Internet Software & Services                                      0.9
Oil & Gas Exploration & Production                                0.9
Internet Retail                                                   0.8
Diversified Commercial & Professional Services                    0.8
Environmental & Facilities Services                               0.8
Commodity Chemicals                                               0.8
Industrial Conglomerates                                          0.7
Paper Products                                                    0.7
Housewares & Specialties                                          0.5
Aerospace & Defense                                               0.5
Paper Packaging                                                   0.4
Personal Products                                                 0.2
Health Care Equipment                                             0.2
Health Care Facilities                                            0.1
Textiles                                                          0.1
Airlines                                                          0.0*
Department Stores                                                 0.0*
                                                                -----
Total Long-Term Investments                                      94.7
Time Deposit                                                    100.4
                                                                -----
Total Investments                                               195.1
Liabilities in Excess of Other Assets                           (95.1)
                                                                -----
Net Assets                                                      100.0%
                                                                -----

*    Amount is less than 0.1%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING          ENDING        EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
   Actual...................................     $1,000.00        $  996.00           $0.06
   Hypothetical.............................      1,000.00         1,019.15            5.84
   (5% annual return before expenses)
Class B
   Actual...................................      1,000.00           996.00            0.06
   Hypothetical.............................      1,000.00         1,019.15            5.84
   (5% annual return before expenses)
Class C
   Actual...................................      1,000.00           996.00            0.06
   Hypothetical.............................      1,000.00         1,019.15            5.84
   (5% annual return before expenses)
Class I
   Actual...................................      1,000.00           996.00            0.06
   Hypothetical.............................      1,000.00         1,019.15            5.84
   (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 1.16%, 1.16%, and 1.16%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) except for "Actual" information which reflects the period from Commencement of Operations through March 31, 2007. These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Company Act of 1940 requires that the investment advisory agreement between the Fund and its investment adviser be approved both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On December 13, 2006, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, relating to the contract review process. The Board also considered information received about the model portfolio, the investment strategy, the portfolio management team and projected fees and expenses of the Fund.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services to be provided by the investment adviser, the projected fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's projected expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are to be shared with the Fund's shareholders, and the propriety of proposed breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus projected assets of the Fund. The Board of Trustees also reviewed the potential benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates may derive from their relationship with the Fund. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services to be Provided. The Board of Trustees considered the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions anticipated to be servicing the Fund. The trustees discussed with the investment adviser the resources available in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discussed certain other services which are to be provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services to be provided by the investment adviser support its decision to approve the investment advisory contract.

Projected Fees and Expenses of the Fund. The Board of Trustees reviewed the projected fees and expenses of the Fund compared to its peers. The trustees discussed with the investment adviser the performance goals in managing the Fund. When considering a fund's performance, the trustees and the investment adviser discussed emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance). The trustees discussed with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees reviewed not only the advisory fees but other projected fees and expenses (whether payable to the adviser, its affiliates or others) and the Fund's overall projected expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees expect to review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. In connection with the Fund, the trustees discussed with the investment adviser its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's projected expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. The Board of Trustees considered the projected size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. The trustees discussed with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. The Board of Trustees considered other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees reviewed with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS 87.7%
AEROSPACE & DEFENSE 0.5%
K&F Industries Holdings, Inc. (a) ..........................        860    $       23,160
                                                                           --------------
AIR FREIGHT & LOGISTICS 0.9%
Atlas Air Worldwide Holdings, Inc. (a) .....................        861            45,401
                                                                           --------------
AIRLINES 0.0%
ExpressJet Holdings, Inc. (a) ..............................        299             1,746
                                                                           --------------
APPAREL, ACCESSORIES & LUXURY GOODS 2.6%
Kellwood Co. ...............................................      1,551            41,683
Maidenform Brands, Inc. (a) ................................      1,823            45,491
Perry Ellis International, Inc. (a) ........................      1,303            42,057
Phillips-Van Heusen Corp. ..................................         34             1,999
                                                                           --------------
                                                                                  131,230
                                                                           --------------
ASSET MANAGEMENT & CUSTODY BANKS 1.0%
MCG Capital Corp. ..........................................      2,523            47,331
                                                                           --------------
AUTOMOTIVE RETAIL 2.7%
Asbury Automotive Group, Inc. ..............................      1,519            42,912
Group 1 Automotive, Inc. ...................................      1,144            45,497
Sonic Automotive, Inc., Class A ............................      1,629            46,427
                                                                           --------------
                                                                                  134,836
                                                                           --------------
BROADCASTING & CABLE TV 4.2%
Charter Communications, Inc. (a) ...........................     11,752            32,788
Citadel Broadcasting Corp. .................................      4,520            42,985
Cox Radio, Inc., Class A (a) ...............................      3,259            44,485
Entercom Communications Corp. ..............................      1,648            46,441
Westwood One, Inc. .........................................      6,382            43,844
                                                                           --------------
                                                                                  210,543
                                                                           --------------
COMMERCIAL PRINTING 1.0%
Deluxe Corp. ...............................................      1,468            49,222
                                                                           --------------
COMMODITY CHEMICALS 0.8%
Pioneer Cos., Inc. (a) .....................................      1,449            40,050
                                                                           --------------

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT 0.9%
Loral Space & Communications, Inc. (a) .....................        873    $       44,418
                                                                           --------------
COMPUTER STORAGE & PERIPHERALS 1.0%
Brocade Communications Systems, Inc. (a) ...................      5,390            51,313
                                                                           --------------
CONSUMER FINANCE 1.0%
Advanta Corp., Class B .....................................      1,030            45,155
World Acceptance Corp. (a) .................................         87             3,476
                                                                           --------------
                                                                                   48,631
                                                                           --------------
DATA PROCESSING & OUTSOURCED SERVICES 1.5%
CSG Systems International, Inc. (a) ........................      1,790            44,786
StarTek, Inc. (a) ..........................................      2,937            28,753
                                                                           --------------
                                                                                   73,539
                                                                           --------------
DEPARTMENT STORES 0.0%
Bon-Ton Stores, Inc./The ...................................         16               900
                                                                           --------------
DIVERSIFIED CHEMICALS 0.9%
Hercules, Inc. (a) .........................................      2,371            46,329
                                                                           --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 0.8%
Cornell Cos, Inc. (a) ......................................      2,065            41,754
                                                                           --------------
DIVERSIFIED METALS & MINING 0.9%
Compass Minerals International, Inc. .......................      1,412            47,161
                                                                           --------------
ELECTRICAL COMPONENTS & EQUIPMENT 1.9%
Belden CDT, Inc. ...........................................        994            49,102
Regal-Beloit Corp. .........................................        970            45,804
                                                                           --------------
                                                                                   94,906
                                                                           --------------
ELECTRIC UTILITIES 2.0%
IDACORP, Inc. ..............................................      1,451            53,268
UIL Holdings Corp. .........................................      1,320            44,989
                                                                           --------------
                                                                                   98,257
                                                                           --------------
ENVIRONMENTAL & FACILITIES SERVICES 0.8%
Standard Parking Corp. (a) .................................      1,134            40,110
                                                                           --------------

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
FOOD RETAIL 1.0%
Smart & Final, Inc. (a) ....................................      2,143    $       46,653
Village Super Market, Class A ..............................         49             4,679
                                                                           --------------
                                                                                   51,332
                                                                           --------------
FOOTWEAR 1.0%
Deckers Outdoor Corp. (a) ..................................        601            42,683
Wolverine World Wide, Inc. .................................        180             5,143
                                                                           --------------
                                                                                   47,826
                                                                           --------------
GAS UTILITIES 2.3%
New Jersey Resources Corp. .................................        983            49,199
Northwest Natural Gas Co. ..................................      1,048            47,862
Southwest Gas Corp. ........................................        427            16,597
                                                                           --------------
                                                                                  113,658
                                                                           --------------
HEALTH CARE EQUIPMENT 0.2%
Conmed Corp. (a) ...........................................        259             7,571
                                                                           --------------
HEALTH CARE FACILITIES 0.1%
National Healthcare Corp. ..................................        144             7,341
                                                                           --------------
HOME FURNISHING RETAIL 1.1%
Rent-A-Center, Inc. (a) ....................................      1,947            54,477
                                                                           --------------
HOME FURNISHINGS 2.2%
Furniture Brands International, Inc. .......................      2,915            45,999
Hooker Furniture Corp. .....................................        982            19,689
Kimball International, Inc., Class B .......................      2,172            41,876
                                                                           --------------
                                                                                  107,564
                                                                           --------------
HOUSEWARES & SPECIALTIES 0.5%
American Greetings Corp., Class A ..........................        368             8,541
National Presto Industries, Inc. ...........................        266            16,396
                                                                           --------------
                                                                                   24,937
                                                                           --------------
INDUSTRIAL CONGLOMERATES 0.7%
Sequa Corp., Class A (a) ...................................        308            36,889
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES 2.6%
Consolidated Communications Holdings, Inc. .................      2,161            42,982

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
Fairpoint Communications, Inc. .............................      2,275    $       43,703
Iowa Telecommunications Services, Inc. .....................      2,216            44,320
                                                                           --------------
                                                                                  131,005
                                                                           --------------
INTERNET RETAIL 0.8%
FTD Group, Inc. ............................................      2,539            41,970
                                                                           --------------
INTERNET SOFTWARE & SERVICES 0.9%
Infospace, Inc. (a) ........................................      1,651            42,381
                                                                           --------------
INVESTMENT BANKING & BROKERAGE 1.8%
Piper Jaffray Cos. (a) .....................................        785            48,623
SWS Group, Inc. ............................................      1,613            40,019
                                                                           --------------
                                                                                   88,642
                                                                           --------------
LEISURE PRODUCTS 1.8%
Jakks Pacific, Inc. (a) ....................................      1,830            43,737
K2, Inc. (a) ...............................................      3,648            44,104
                                                                           --------------
                                                                                   87,841
                                                                           --------------
LIFE & HEALTH INSURANCE 3.2%
Delphi Financial Group .....................................      1,264            50,851
FBL Financial Group, Inc., Class A .........................        885            34,630
Phoenix Cos., Inc./The .....................................      3,853            53,480
Presidential Life Corp. ....................................      1,127            22,224
                                                                           --------------
                                                                                  161,185
                                                                           --------------
MANAGED HEALTH CARE 1.0%
Magellan Health Services, Inc. .............................      1,152            48,384
                                                                           --------------
METAL & GLASS CONTAINERS 1.1%
Greif, Inc., Class A .......................................        478            53,111
                                                                           --------------
MORTGAGE REIT'S 3.5%
American Home Mortgage Investment Corp. ....................      1,292            34,871
Anthracite Capital, Inc. ...................................      3,742            44,904
Anworth Mortgage Asset Corp. ...............................      3,109            30,375
Deerfield Triarc Capital Corp. .............................        189             2,833
IMPAC Mortgage Holdings, Inc. ..............................      7,709            38,545

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
MORTGAGE REIT'S (CONTINUED)
Novastar Financial, Inc. ...................................      4,950    $       24,750
                                                                           --------------
                                                                                  176,278
                                                                           --------------
MOVIES & ENTERTAINMENT 0.9%
Marvel Entertainment, Inc. (a) .............................      1,536            42,624
                                                                           --------------
MULTI-UTILITIES 2.9%
Avista Corp. ...............................................      2,000            48,460
Integrys Energy Group, Inc. ................................        722            40,078
NorthWestern Corp. .........................................      1,560            55,271
                                                                           --------------
                                                                                  143,809
                                                                           --------------
OFFICE SERVICES & SUPPLIES 1.0%
IKON Office Solutions, Inc. ................................      3,511            50,453
                                                                           --------------
OIL & GAS EXPLORATION & PRODUCTION 0.9%
Harvest Natural Resources, Inc. (a) ........................      4,324            42,116
                                                                           --------------
OIL & GAS REFINING & MARKETING 1.9%
Alon USA Energy, Inc. ......................................        967            35,005
Giant Industries, Inc. (a) .................................        768            58,099
                                                                           --------------
                                                                                   93,104
                                                                           --------------
PACKAGED FOODS & MEATS 1.9%
Premium Standard Farms, Inc. ...............................      2,298            48,350
Seaboard Corp. .............................................         20            45,200
                                                                           --------------
                                                                                   93,550
                                                                           --------------
PAPER PACKAGING 0.4%
Chesapeake Corp. ...........................................      1,409            21,276
                                                                           --------------
PAPER PRODUCTS 0.7%
Buckeye Technologies, Inc. (a) .............................      2,674            34,709
                                                                           --------------
PERSONAL PRODUCTS 0.2%
Playtex Products, Inc. (a) .................................        619             8,400
                                                                           --------------
PROPERTY & CASUALTY INSURANCE 5.9%
Baldwin & Lyons, Inc., Class B .............................        248             6,312
Bristol West Holdings, Inc. ................................      1,206            26,737

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE (CONTINUED)
Harleysville Group, Inc. ...................................      1,338    $       43,472
Infinity Property & Casualty Corp. .........................        983            46,063
LandAmerica Financial Group, Inc. ..........................        666            49,224
Midland Co./The ............................................        697            29,567
Ohio Casualty Corp. ........................................      1,726            51,694
Safety Insurance Group, Inc. ...............................        972            38,997
                                                                           --------------
                                                                                  292,066
                                                                           --------------
PUBLISHING 0.9%
Media General, Inc., Class A ...............................      1,130            43,121
                                                                           --------------
REGIONAL BANKS 7.7%
Ameris Bancorp .............................................      1,245            30,478
Banner Corp. ...............................................      1,066            44,292
Cascade Bancorp ............................................      1,541            39,974
Columbia Bancorp/OR ........................................        340             8,163
Community Bank System, Inc. ................................      1,744            36,484
FNB Corp./VA ...............................................        266             9,531
Hanmi Financial Corp. ......................................      2,306            43,952
Independent Bank Corp./MA ..................................      1,314            43,283
Preferred Bank/CA ..........................................      1,040            40,778
Shore Bancshares, Inc. .....................................        223             5,898
Sterling Financial Corp./WA ................................      1,224            38,177
West Coast Bancorp/OR ......................................      1,378            44,055
                                                                           --------------
                                                                                  385,065
                                                                           --------------
SPECIALTY CHEMICALS 1.8%
Innospec, Inc. .............................................        764            44,037
Sensient Technologies Corp. ................................      1,841            47,461
                                                                           --------------
                                                                                   91,498
                                                                           --------------
SPECIALTY STORES 1.0%
Zale Corp. (a) .............................................      1,839            48,513
                                                                           --------------
STEEL 2.9%
Olympic Steel, Inc. ........................................      1,349            41,805
Ryerson, Inc. ..............................................      1,171            46,395

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
STEEL (CONTINUED)
Steel Technologies, Inc. ...................................      1,848    $       54,664
                                                                           --------------
                                                                                  142,864
                                                                           --------------
TECHNOLOGY DISTRIBUTORS 1.4%
Global Imaging Systems, Inc. (a) ...........................      2,304            44,928
SYNNEX Corp. (a) ...........................................      1,260            26,762
                                                                           --------------
                                                                                   71,690
                                                                           --------------
TEXTILES 0.1%
Xerium Technologies, Inc. ..................................        830             6,657
                                                                           --------------
THRIFTS & MORTGAGE FINANCE 3.0%
Accredited Home Lenders Holding Co. (a) ....................      2,994            27,754
Bank Mutual Corp. ..........................................      3,950            44,911
Ocwen Financial Corp. (a) ..................................      2,968            38,198
Triad Guaranty, Inc. (a) ...................................        982            40,665
                                                                           --------------
                                                                                  151,528
                                                                           --------------
TRUCKING 1.0%
Dollar Thrifty Automotive Group (a) ........................        952            48,590
                                                                           --------------
TOTAL COMMON STOCKS 87.7% ..................................                    4,364,862
                                                                           --------------
INVESTMENT COMPANIES 7.0%
iShares Russell 2000 Index Fund ............................      3,138           249,502
iShares Russell 2000 Value Index Fund ......................      1,235           100,010
                                                                           --------------
TOTAL INVESTMENT COMPANIES .................................                      349,512
                                                                           --------------
TOTAL LONG-TERM INVESTMENTS 94.7%
(Cost $4,735,125) ..........................................                    4,714,374
TIME DEPOSIT 100.4%
State Street Bank & Trust Corp. ($5,000,000 par, 5.13%
  coupon, dated 03/30/07, to be sold on 04/02/07, at
  $5,002,138)
  (Cost $5,000,000) ........................................                    5,000,000
                                                                           --------------
TOTAL INVESTMENTS 195.1%
(Cost $9,735,125) ..........................................                    9,714,374
LIABILITIES IN EXCESS OF OTHER ASSETS (95.1%) ..............                   (4,734,018)
                                                                           --------------
NET ASSETS 100.0% ..........................................               $    4,980,356
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007

ASSETS:
Total Investments (Cost $9,735,125) ........................    $9,714,374
Receivables:
  Expense Reimbursement from Adviser .......................         5,367
  Interest .................................................         1,425
Unamortized Offering Costs .................................       124,315
                                                                ----------
    Total Assets ...........................................     9,845,481
                                                                ----------
LIABILITIES:
Payables:
  Investments Purchased ....................................     4,735,125
  Offering Costs ...........................................       125,000
Accrued Expenses ...........................................         5,000
                                                                ----------
    Total Liabilities ......................................     4,865,125
                                                                ----------
NET ASSETS .................................................    $4,980,356
                                                                ==========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized) .............................    $4,999,315
Accumulated Undistributed Net Investment Income ............         1,792
Net Unrealized Depreciation ................................       (20,751)
                                                                ----------
NET ASSETS .................................................    $4,980,356
                                                                ==========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
       net assets of $1,245,089 and 125,000 shares of
       beneficial interest issued and outstanding) .........    $     9.96
    Maximum sales charge (5.75%* of offering price) ........           .61
                                                                ----------
    Maximum offering price to public .......................    $    10.57
                                                                ==========
  Class B Shares:
    Net asset value and offering price per share (Based on
       net assets of $1,245,089 and 125,000 shares of
       beneficial interest issued and outstanding) .........    $     9.96
                                                                ==========
  Class C Shares:
    Net asset value and offering price per share (Based on
       net assets of $1,245,089 and 125,000 shares of
       beneficial interest issued and outstanding) .........    $     9.96
                                                                ==========
  Class I Shares:
    Net asset value and offering price per share (Based on
       net assets of $1,245,089 and 125,000 shares of
       beneficial interest issued and outstanding) .........    $     9.96
                                                                ==========

*    On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL STATEMENTS CONTINUED

Statement of Operations
For the Period March 30, 2007 (Commencement of Operations) to March 31, 2007

INVESTMENT INCOME:
Interest ...................................................    $    1,425
                                                                ----------
EXPENSES:
Professional Fees ..........................................         5,000
Offering ...................................................           685
                                                                ----------
    Total Expenses .........................................         5,685
    Expense Reduction ......................................         5,367
                                                                ----------
    Net Expenses ...........................................           318
                                                                ----------
NET INVESTMENT INCOME ......................................    $    1,107
                                                                ==========
UNREALIZED APPRECIATION/DEPRECIATION:
  Beginning of the Period ..................................    $      -0-
  End of the Period ........................................       (20,751)
                                                                ----------
NET UNREALIZED DEPRECIATION DURING THE PERIOD ..............    $  (20,751)
                                                                ==========
NET DECREASE IN NET ASSETS FROM OPERATIONS .................    $  (19,644)
                                                                ==========

See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets
For the Period March 30, 2007 (Commencement of Operations) to March 31, 2007

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income ......................................    $    1,107
Net Unrealized Depreciation During the Period ..............       (20,751)
                                                                ----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES ........       (19,644)
                                                                ----------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold ..................................     5,000,000
                                                                ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS .........     5,000,000
                                                                ----------
TOTAL INCREASE IN NET ASSETS ...............................     4,980,356
NET ASSETS:
Beginning of the Period ....................................           -0-
                                                                ----------
End of the Period (Including accumulated undistributed net
   investment income of $1,792) ............................    $4,980,356
                                                                ==========

See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         MARCH 30, 2007
                                                         (COMMENCEMENT
CLASS A SHARES                                         OF OPERATIONS) TO
                                                         MARCH 31, 2007
                                                       -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD .............    $  10.00
                                                          --------
  Net Investment Income (a) ..........................         -0-(c)
  Net Realized and Unrealized Gain/Loss ..............        (.04)
                                                          --------
Total from Investment Operations .....................        (.04)
                                                          --------
NET ASSET VALUE, END OF THE PERIOD ...................    $   9.96
                                                          ========
Total Return* (b) ....................................       -0.40%**
Net Assets at End of the Period (In thousands) .......    $1,245.1
Ratio of Expenses to Average Net Assets* .............        1.16%
Ratio of Net Investment Income to Average Net
  Assets* ............................................        4.06%
Portfolio Turnover ...................................           0%**

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets...................   20.84%
Ratio of Net Investment Loss to Average Net Assets........  (15.62)%

**   Non-Annualized

(a)  Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $.01 per share.

See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS CONTINUED
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         MARCH 30, 2007
                                                         (COMMENCEMENT
CLASS B SHARES                                         OF OPERATIONS) TO
                                                         MARCH 31, 2007
                                                       -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD .............    $  10.00
                                                          --------
  Net Investment Income (a) ..........................         -0-(c)
  Net Realized and Unrealized Gain/Loss ..............        (.04)
                                                          --------
Total from Investment Operations .....................        (.04)
                                                          --------
NET ASSET VALUE, END OF THE PERIOD ...................    $   9.96
                                                          ========
Total Return* (b) ....................................       -0.40%**
Net Assets at End of the Period (In thousands) .......    $1,245.1
Ratio of Expenses to Average Net Assets* .............        1.16%
Ratio of Net Investment Income to Average Net
  Assets* ............................................        4.06%
Portfolio Turnover ...................................           0%**

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets..................    20.84%
Ratio of Net Investment Loss to Average Net Assets.......   (15.62)%

**   Non-Annualized

(a)  Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $.01 per share.

See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS CONTINUED
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         MARCH 30, 2007
                                                         (COMMENCEMENT
CLASS C SHARES                                         OF OPERATIONS) TO
                                                         MARCH 31, 2007
                                                       -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD .............    $  10.00
                                                          --------
  Net Investment Income (a) ..........................         -0-(c)
  Net Realized and Unrealized Gain/Loss ..............        (.04)
                                                          --------
Total from Investment Operations .....................        (.04)
                                                          --------
NET ASSET VALUE, END OF THE PERIOD ...................    $   9.96
                                                          ========
Total Return* (b) ....................................       -0.40%**
Net Assets at End of the Period (In thousands) .......    $1,245.1
Ratio of Expenses to Average Net Assets* .............        1.16%
Ratio of Net Investment Income to Average Net
  Assets* ............................................        4.06%
Portfolio Turnover ...................................           0%**

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets...................   20.84%
Ratio of Net Investment Loss to Average Net Assets........  (15.62)%

**   Non-Annualized

(a)  Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total return would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $.01 per share.

See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS CONTINUED
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                         MARCH 30, 2007
                                                         (COMMENCEMENT
CLASS I SHARES                                         OF OPERATIONS) TO
                                                         MARCH 31, 2007
                                                       -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD .............    $  10.00
                                                          --------
  Net Investment Income (a) ..........................         -0-(c)
  Net Realized and Unrealized Gain/Loss ..............        (.04)
                                                          --------
Total from Investment Operations .....................        (.04)
                                                          --------
NET ASSET VALUE, END OF THE PERIOD ...................    $   9.96
                                                          ========
Total Return* (b) ....................................       -0.40%**
Net Assets at End of the Period (In thousands) .......    $1,245.1
Ratio of Expenses to Average Net Assets* .............        1.16%
Ratio of Net Investment Income to Average Net
  Assets* ............................................        4.06%
Portfolio Turnover ...................................           0%**

* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:

Ratio of Expenses to Average Net Assets...................   20.84%
Ratio of Net Investment Loss to Average Net Assets........  (15.62)%

**   Non-Annualized

(a)  Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $.01 per share.

See Notes to Financial Statements

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007

1.  SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Disciplined Small Cap Value Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust, a Delaware statutory trust, and is registered as a diversified, open-end investment management company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek high total return. The Fund commenced investment operations on March 30, 2007. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

     The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSE Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

     At March 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes .......................  $9,735,125
                                                              ==========
Gross tax unrealized appreciation ..........................  $  133,093
Gross tax unrealized depreciation ..........................    (153,844)
                                                              ----------
Net tax unrealized depreciation on investments .............  $  (20,751)
                                                              ==========

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

     There were no distributions paid during the period ended March 31, 2007.

     Permanent differences, primarily due to offering costs that are not deductible for tax purposes, resulted in the following reclassifications among the Fund's components of net assets at March 31, 2007:

ACCUMULATED UNDISTRIBUTED  ACCUMULATED NET
  NET INVESTMENT INCOME     REALIZED GAIN   CAPITAL
           $685                 $-0-         ($685)

     As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $1,792

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly of .90% of the prior day's average daily net assets. Since the prior day's average daily net assets for the current period was zero, no management fees were accrued as of March 31, 2007.

     The Adviser has agreed to waive all expenses in excess of 1.41% of Class A average daily net assets, 2.16% of Class B average daily net assets, 2.16% of class C average daily net assets and 1.16 % of Class I average daily net assets. These amounts include 12b-1 fees, which were not paid during the current period (see footnote 6). This waiver is voluntary and can be discontinued at any time.

     Legal services will be provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

     Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the period ended March 31, 2007, the Fund did not have any expenses representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund or the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen.

     Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended March 31, 2007, the Fund did not have any expenses representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

     Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. The Fund did not hold any investments in such funds at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

     At March 31, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 125,000 shares of Class A, 125,000 shares of Class B, 125,000 shares of Class C and 125,000 shares of Class I.

3. CAPITAL TRANSACTIONS

For the period ended March 31, 2007, transactions were as follows:

                                SHARES     VALUE
                               -------  ----------
Sales:
   Class A...................  125,000  $1,250,000
   Class B...................  125,000   1,250,000
   Class C...................  125,000   1,250,000
   Class I...................  125,000   1,250,000

                               -------  ----------
Total Sales..................  500,000  $5,000,000
                               =======  ==========

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the period ended March 31, 2007, the Fund did not receive any redemption fees.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $4,735,125 and $0, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A prior day's average daily net assets and up to 1.00% each of Class B and Class C prior day's average daily net assets. These fees are accrued daily and paid to the Distributor monthly. Since the prior day's average daily net assets for the current period was zero, no 12b-1 fees were accrued as of March 31, 2007.

     The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on September 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

     In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Disciplined Small Cap Value Fund

     We have audited the accompanying statement of assets and liabilities of Van Kampen Disciplined Small Cap Value Fund (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 30, 2007 (commencement of operations) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Disciplined Small Cap Value Fund at March 31, 2007, the results of its operations, changes in its net assets, and the financial highlights for the period from March 30, 2007 (commencement of operations) through March 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Chicago, Illinois
May 17, 2007

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN *- Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                                 since 2006  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Former
                                                         Director of St. Vincent
                                                         de Paul Center, a Chicago
                                                         based day care facility
                                                         serving the children of
                                                         low income families.
                                                         Board member of the
                                                         Illinois Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                             since 2006  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of H&R Block,
                                                         ("Allstate") and Allstate               Amgen Inc., a
                                                         Insurance Company. Prior                biotechnological company,
                                                         to January 1995,                        and Valero Energy
                                                         President and Chief                     Corporation, an
                                                         Executive Officer of                    independent refining
                                                         Allstate. Prior to August               company.
                                                         1994, various management
                                                         positions at Allstate.


VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                  since 2006  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., and Ventana Medical
                                                         Chairman and Director of                Systems, Inc. and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to April
                                                         distributor of wire,                    2007, Director of GATX
                                                         cable and communications                Corporation. Prior to
                                                         connectivity products.                  January 2005, Trustee of
                                                                                                 the University of Chicago
                                                                                                 Hospitals and Health
                                                                                                 Systems. Prior to April
                                                                                                 2004, Director of
                                                                                                 TheraSense, Inc. Prior to
                                                                                                 January 2004, Director of
                                                                                                 TeleTech Holdings Inc.
                                                                                                 and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc.


VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy+ (58)        Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                         since 2006  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (55)           Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                            since 2006  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                               since 2006  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (71)             Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                       since 2006  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                          since 2006  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith
                                                         Distinguished Service
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences. Prior to 2006,
                                                         Director of Winston
                                                         Laboratories, Inc.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
815 Cumberstone Road                         since 2006  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004. Director of
                                                         Operating Officer from                  Intelligent Medical
                                                         1993 to 2001. Director of               Devices, Inc., a symptom
                                                         the Institute for Defense               based diagnostic tool for
                                                         Analyses, a federally                   physicians and clinical
                                                         funded research and                     labs.
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         California Institute of
                                                         Technology and the
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand. Director of
                                                         Neurogen Corporation, a
                                                         pharmaceutical company,
                                                         from January 1998 until
                                                         June 2006.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 2006  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2006  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer--
London, GBR E1 44AD                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

TRUSTEE AND OFFICER INFORMATION continued

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
1221 Avenue of the Americas                            since 2006  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2006  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 2006  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Managing Director of Morgan Stanley Investment Management
Harborside Financial Center   and Treasurer            since 2006  Inc. since December 2006; Chief Financial Officer and
Jersey City, NJ 07311                                              Treasurer of Morgan Stanley Institutional Funds since 2002 and of funds in the Fund Complex from January 2005 to August
                                                                   2005 and since September 2006. Previously, Executive
                                                                   Director of Morgan Stanley Investment Management Inc. from
                                                                   2002 to December 2006.

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12(1).
     (2)  Not applicable.
     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

    2007
                                                            REGISTRANT        COVERED ENTITIES(1)
          AUDIT FEES .................................      $  258,700               N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES ...............      $        0        $  690,000(2)
                    TAX FEES .........................      $   25,300(3)     $   79,422(4)
                    ALL OTHER FEES ...................      $        0        $  387,615(5)
          TOTAL NON-AUDIT FEES .......................      $   25,300        $1,157,037

          TOTAL ......................................      $  284,000        $1,157,037

   2006
                                                            REGISTRANT        COVERED ENTITIES(1)
          AUDIT FEES .................................      $  167,100               N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES ...............      $        0        $  548,000(2)
                    TAX FEES .........................      $   14,000(3)     $   52,799(4)
                    ALL OTHER FEES ...................      $        0        $1,057,081(5)
          TOTAL NON-AUDIT FEES .......................      $   14,000        $1,657,880

          TOTAL ......................................      $  181,100        $1,657,880

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

          (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

          (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

          (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

---------------------

(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


     -  Van Kampen Investments Inc.
     -  Van Kampen Asset Management
     -  Van Kampen Advisors Inc.
     -  Van Kampen Funds Inc.
     -  Van Kampen Investor Services Inc.
     -  Morgan Stanley Investment Management Inc.
     -  Morgan Stanley Trust Company
     -  Morgan Stanley Investment Management Ltd.
     -  Morgan Stanley Investment Management Company
     -  Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By: /s/ Ronald E. Robison
   -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
   -------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007